UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Tammie Lee, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments

UBS Core Plus Bond Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2015

Bonds
Corporate bonds
Air freight & logistics	0.14%
Automobiles	0.23
Banks	4.61
Beverages	0.23
Biotechnology	0.16
Building products	0.12
Capital markets	1.10
Chemicals	0.36
Commercial services & supplies	0.27
Communications equipment	0.42
Consumer finance	0.63
Diversified financial services	0.27
Diversified telecommunication services	1.00
Electric utilities	0.90
Electronic equipment, instruments & components	0.25
Energy equipment & services	0.14
Food & staples retailing	0.16
Food products	0.13
Health care equipment & supplies	0.19
Health care providers & services	0.19
Hotels, restaurants & leisure	0.53
Independent power and renewable electricity producers	0.03
Insurance	1.86
Internet & catalog retail	0.33
IT services	0.27
Machinery	0.29
Media	1.64
Metals & mining	1.46
Multiline retail	0.15
Multi-utilities	0.40
Oil, gas & consumable fuels	4.41
Pharmaceuticals	0.38
Real estate investment trust (REIT)	0.73
Road & rail	0.80
Semiconductors & semiconductor equipment	0.15
Specialty retail	0.17
Technology hardware, storage & peripherals	0.13
Tobacco	0.52
Trading companies & distributors	0.30
Wireless telecommunication services	0.08
Total corporate bonds	26.13%
Asset-backed securities	3.58
Commercial mortgage-backed securities	9.33
Mortgage & agency debt securities	31.58
Municipal bonds	1.66
US government obligations	16.26
Non-US government obligations	2.54
Total bonds	91.08%
Investment company
UBS High Yield Relationship Fund	1.44
Short-term investments	30.33
Options purchased	0.01
Investment of cash collateral from securities loaned	0.56
Total investments	123.42%
Liabilities, in excess of cash and other assets	(23.42)
Net assets	100.00%

1    Figures represent the direct investments of UBS Core Plus Bond Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount	Value
Bonds: 91.08%
Corporate bonds: 26.13%
Brazil: 1.41%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$150,000	$141,630
Petrobras Global Finance BV,
3.250%, due 03/17/17	150,000	138,695
5.375%, due 01/27/21	120,000	107,672
Vale Overseas Ltd.,
4.375%, due 01/11/22[2]	85,000	81,708
Total Brazil corporate bonds		469,705

Canada: 1.00%
Anadarko Finance Co.,
Series B, 7.500%, due 05/01/31	70,000	92,846
Barrick Gold Corp.,
3.850%, due 04/01/22[2]	130,000	127,121
Rogers Communications, Inc.,
5.000%, due 03/15/44	25,000	27,557
Talisman Energy, Inc.,
3.750%, due 02/01/21	50,000	49,197
Teck Resources Ltd.,
6.250%, due 07/15/41	40,000	38,751
Total Canada corporate bonds		335,472

China: 0.60%
Sinopec Group Overseas Development 2013 Ltd.,
2.500%, due 10/17/18[1]	200,000	201,481

France: 0.16%
Total Capital International SA,
3.750%, due 04/10/24	50,000	53,393

Ireland: 0.07%
XL Group PLC
6.375%, due 11/15/24	21,000	25,872

Israel: 0.32%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	70,000	71,312
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	34,000	35,809
Total Israel corporate bonds		107,121

Mexico: 0.24%
Petroleos Mexicanos,
4.875%, due 01/24/22	75,000	79,594

Netherlands: 0.13%
LYB International Finance BV,
4.875%, due 03/15/44	40,000	42,966

Norway: 0.36%
Eksportfinans ASA,
5.500%, due 06/26/17	80,000	85,200
Statoil ASA,
4.800%, due 11/08/43	30,000	35,038
Total Norway corporate bonds		120,238

Spain: 0.47%
Telefonica Emisiones SAU,
3.192%, due 04/27/18	150,000	156,441

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount	Value
United Kingdom: 1.40%
Barclays Bank PLC,
5.140%, due 10/14/20	$100,000	$111,102
HSBC Holdings PLC,
6.500%, due 09/15/37	100,000	127,597
Imperial Tobacco Finance PLC,
3.500%, due 02/11/23[1]	110,000	111,695
Lloyds Bank PLC,
6.500%, due 09/14/20[1]	100,000	117,487
Total United Kingdom corporate bonds		467,881

United States: 19.97%
21st Century Fox America, Inc.,
6.200%, due 12/15/34	35,000	44,706
Actavis Funding SCS,
3.800%, due 03/15/25	20,000	20,641
ADT Corp.,
3.500%, due 07/15/22	100,000	91,000
Ally Financial, Inc.,
8.000%, due 03/15/20	7,000	8,347
Altria Group, Inc.,
5.375%, due 01/31/44	25,000	29,238
9.950%, due 11/10/38	18,000	31,239
American International Group, Inc.,
4.500%, due 07/16/44	70,000	75,139
Anheuser-Busch InBev Worldwide, Inc.,
8.200%, due 01/15/39	50,000	78,154
Bank of America Corp.,
4.000%, due 01/22/25	50,000	50,405
4.200%, due 08/26/24	70,000	72,419
5.625%, due 07/01/20	75,000	86,466
6.110%, due 01/29/37	100,000	121,769
Berkshire Hathaway Energy Co.,
5.150%, due 11/15/43	30,000	35,740
Boston Properties LP, REIT,
3.800%, due 02/01/24	60,000	63,097
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	90,000	104,982
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	55,000	60,929
Caterpillar, Inc.,
5.200%, due 05/27/41	30,000	36,031
Celgene Corp.,
4.000%, due 08/15/23	50,000	53,942
CF Industries, Inc.,
5.150%, due 03/15/34	70,000	76,713
CIT Group, Inc.,
5.500%, due 02/15/19[1]	70,000	72,800
Citigroup, Inc.,
5.500%, due 09/13/25	220,000	249,346
Comcast Corp.,
6.300%, due 11/15/17	45,000	50,814
6.950%, due 08/15/37	25,000	35,510
Continental Resources, Inc.,
4.900%, due 06/01/44	50,000	44,095
DIRECTV Holdings LLC,
6.000%, due 08/15/40	80,000	90,691
DISH DBS Corp.,
7.875%, due 09/01/19	70,000	78,225
Dollar General Corp.,
3.250%, due 04/15/23	50,000	48,588
DPL, Inc.,
7.250%, due 10/15/21	85,000	90,312
DTE Electric Co.,
3.700%, due 03/15/45	25,000	25,509

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount	Value
Bonds—(continued)
Corporate bonds—(concluded)
United States—(concluded)
Energy Transfer Partners LP,
9.000%, due 04/15/19	$130,000	$160,635
ERAC USA Finance LLC,
2.800%, due 11/01/18[1]	80,000	82,316
ERP Operating LP, REIT,
4.750%, due 07/15/20	35,000	39,098
FedEx Corp.,
3.875%, due 08/01/42	50,000	48,252
FirstEnergy Transmission LLC,
5.450%, due 07/15/44[1]	40,000	45,029
Flextronics International Ltd.,
5.000%, due 02/15/23	80,000	83,674
Ford Motor Co.,
7.450%, due 07/16/31	55,000	75,932
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	125,000	156,188
Frontier Communications Corp.,
8.500%, due 04/15/20	10,000	11,225
General Electric Capital Corp.,
Series A, 6.750%, due 03/15/32	65,000	89,905
Glencore Funding LLC,
2.500%, due 01/15/19[1]	120,000	120,058
Goldman Sachs Group, Inc.,
5.750%, due 01/24/22	80,000	93,389
6.150%, due 04/01/18	100,000	112,424
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	80,000	101,451
Host Hotels & Resorts LP,
Series D, 3.750%, due 10/15/23	60,000	60,816
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	90,000	101,025
JPMorgan Chase & Co.,
3.875%, due 09/10/24	140,000	143,625
Kinder Morgan Energy Partners LP,
3.950%, due 09/01/22	75,000	76,173
5.000%, due 10/01/21	80,000	85,815
6.500%, due 09/01/39	45,000	51,211
Kinder Morgan, Inc.,
5.550%, due 06/01/45	50,000	52,718
Kroger Co.,
3.850%, due 08/01/23	50,000	53,287
Lincoln National Corp.,
7.000%, due 06/15/40	50,000	69,209
Lowe’s Cos., Inc.,
4.650%, due 04/15/42	50,000	57,306
Markel Corp.,
3.625%, due 03/30/23	40,000	41,248
Masco Corp.,
4.450%, due 04/01/25	40,000	41,300
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23	50,000	50,019
Morgan Stanley,
4.350%, due 09/08/26	60,000	62,896
Series J, 5.550%, due 07/15/20[3,4]	70,000	70,700
Motorola Solutions, Inc.,
3.500%, due 03/01/23	140,000	140,485
Northern Trust Corp.,
3.950%, due 10/30/25	25,000	26,857
NRG Energy, Inc.,
8.250%, due 09/01/20	10,000	10,587
PNC Preferred Funding Trust I,
1.921%, due 03/15/17[1,3,4]	100,000	91,500

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount	Value
PPL Capital Funding, Inc.,
3.950%, due 03/15/24	$80,000	$86,349
Priceline Group, Inc.,
3.650%, due 03/15/25	50,000	50,884
Principal Financial Group, Inc.,
8.875%, due 05/15/19	90,000	113,260
Prudential Financial, Inc.,
5.200%, due 03/15/44[3]	95,000	96,710
6.625%, due 12/01/37	75,000	99,574
QVC, Inc.,
4.450%, due 02/15/25	60,000	60,400
Regions Financial Corp.,
2.000%, due 05/15/18	70,000	69,935
Ryder System, Inc.,
2.550%, due 06/01/19	80,000	81,191
Seagate HDD Cayman,
5.750%, due 12/01/34[1]	40,000	42,754
Sempra Energy,
9.800%, due 02/15/19	75,000	96,545
Southern Copper Corp.,
3.500%, due 11/08/22	50,000	50,031
Southwestern Electric Power Co.,
3.550%, due 02/15/22	50,000	52,774
Starwood Hotels & Resorts Worldwide, Inc.,
4.500%, due 10/01/34	50,000	52,027
Synchrony Financial,
4.250%, due 08/15/24	40,000	41,832
TCI Communications, Inc.,
7.875%, due 02/15/26	50,000	70,735
Tenet Healthcare Corp.,
6.000%, due 10/01/20	10,000	10,600
Time Warner Cable, Inc.,
6.550%, due 05/01/37	35,000	43,955
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	120,000	161,249
Time Warner, Inc.,
6.100%, due 07/15/40	35,000	44,217
Transocean, Inc.,
3.800%, due 10/15/22[2]	65,000	47,430
Tyson Foods, Inc.,
4.875%, due 08/15/34	40,000	45,095
Valero Energy Corp.,
6.625%, due 06/15/37	90,000	111,088
Ventas Realty LP,
2.700%, due 04/01/20	80,000	80,870
3.750%, due 05/01/24	50,000	51,366
Verizon Communications, Inc.,
2.021%, due 09/14/18[3]	50,000	52,151
4.522%, due 09/15/48[1]	107,000	106,515
6.400%, due 09/15/33	7,000	8,737
Williams Cos., Inc.,
3.700%, due 01/15/23	90,000	83,196
Williams Partners LP,
4.300%, due 03/04/24	50,000	49,891
Wyndham Worldwide Corp.,
5.625%, due 03/01/21	110,000	124,209
Xerox Corp.,
3.800%, due 05/15/24	90,000	91,215
Zimmer Holdings, Inc.,
4.450%, due 08/15/45	60,000	62,141
Total United States corporate bonds		6,672,126
Total corporate bonds (cost $8,511,713)		8,732,290

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount	Value
Bonds—(continued)
Asset-backed securities: 3.58%
United States: 3.58%
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D,
2.540%, due 06/08/20	$125,000	$124,383
Series 2013-5, Class D,
2.860%, due 12/09/19	125,000	126,791
Capital Auto Receivables Asset Trust,
Series 2013-3, Class B,
2.320%, due 07/20/18	150,000	152,298
Series 2014-1, Class C,
2.840%, due 04/22/19	155,000	157,291
Ford Credit Auto Owner Trust,
Series 2014-A, Class C,
1.900%, due 09/15/19	175,000	177,019
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37[5]	39,127	23,132
Santander Drive Auto Receivables Trust,
Series 2014-1, Class C,
2.360%, due 04/15/20	155,000	156,246
Series 2014-2, Class D,
2.760%, due 02/18/20	175,000	176,228
Series 2012-4, Class D,
3.500%, due 06/15/18	100,000	102,614
Total asset-backed securities (cost $1,206,817)		1,196,002

Commercial mortgage-backed securities: 9.33%
United States: 9.33%
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.225%, due 08/15/26[1,3]	150,000	149,823
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA,
3.175%, due 12/15/27[1,3]	100,000	100,138
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL1, Class C,
1.925%, due 06/15/31[1,3]	125,000	124,318
Commercial Mortgage Loan Trust,
Series 2015-DC1, Class A5,
3.350%, due 02/10/48	100,000	104,275
Series 2014-CR19, Class C,
4.721%, due 08/10/47[3]	200,000	213,074
Series 2014-LC15, Class C,
4.944%, due 04/10/47[3]	150,000	164,108
Series 2013-LC13, Class C,
5.048%, due 08/10/46[1,3]	200,000	223,848
Commercial Mortgage Pass Through Certificates,
Series 2013-GAM, Class B,
3.418%, due 02/10/28[1,3]	200,000	205,613
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class A4,
3.505%, due 04/15/50[6]	150,000	158,765
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	105,405	108,221
GAHR Commericial Mortgage Trust,
Series 2015-NRF, Class CFX,
3.382%, due 12/15/19[1,6]	150,000	150,318

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount	Value
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.075%, due 07/15/31[1,3]	$175,000	$174,949
Series 2014-GC18, Class C,
4.949%, due 01/10/47[3]	100,000	108,735
Hilton USA Trust,
Series 2013-HLT, Class DFX,
4.407%, due 11/05/30[1]	100,000	102,923
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class D,
2.675%, due 10/15/29[1,3]	125,000	125,048
Series 2013-JWRZ, Class D,
3.165%, due 04/15/30[1,3]	100,000	100,004
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	50,000	52,072
Series 2013-C10, Class C,
4.083%, due 07/15/46[3]	100,000	102,770
Series 2013-C13, Class C,
4.895%, due 11/15/46[3]	50,000	54,375
Starwood Retail Property Trust, Inc.,
Series 2014-STAR, Class C,
2.672%, due 11/15/27[1,3]	150,000	150,702
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class AM,
5.818%, due 05/15/46[3]	125,000	135,468
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class B,
4.139%, due 02/15/48[6]	150,000	158,046
WFRBS Commercial Mortgage Trust,
Series 2014-C23, Class C,
3.850%, due 10/15/57[3]	150,000	151,251
Total commercial mortgage-backed securities (cost $3,064,593)		3,118,844

Mortgage & agency debt securities: 31.58%
United States: 31.58%
Federal Home Loan Mortgage Corp. Gold Pools[7]
3.500%, TBA	300,000	318,516
3.500%, TBA	125,000	131,003
#A96140, 4.000%, due 01/01/41	92,949	99,633
#C63008, 6.000%, due 01/01/32	41,233	46,960
#G01717, 6.500%, due 11/01/29	42,764	48,990
Federal National Mortgage Association Pools,[7]
3.000%, TBA	625,000	638,965
3.500%, TBA	2,500,000	2,625,781
4.000%, TBA	1,200,000	1,283,063
4.500%, TBA	125,000	136,025
#AP1589, 3.000%, due 08/01/27	77,134	81,159
#AT2725, 3.000%, due 05/01/43	410,326	420,305
#AP6056, 3.000%, due 07/01/43	68,623	70,270
#AS0302, 3.000%, due 08/01/43	24,434	25,018
#AU3735, 3.000%, due 08/01/43	93,839	96,084
#AV1735, 3.000%, due 11/01/43	71,872	73,617
#AH4568, 4.000%, due 03/01/41	103,281	110,749
#AO2983, 4.000%, due 05/01/42	75,154	81,313

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount	Value
Bonds—(concluded)
Mortgage & agency debt securities—(concluded)
United States—(concluded)
#AL2441, 4.000%, due 09/01/42	$26,316	$28,475
#AL5760, 4.000%, due 09/01/43	116,252	125,739
#AE0106, 4.500%, due 06/01/40	1,091	1,193
#890209, 5.000%, due 05/01/40	163,850	182,238
#AD9114, 5.000%, due 07/01/40	207,169	231,419
#AJ1422, 5.000%, due 09/01/41	130,619	145,189
#688066, 5.500%, due 03/01/33	87,005	99,655
#688314, 5.500%, due 03/01/33	92,623	105,346
#802481, 5.500%, due 11/01/34	167,257	190,436
#408267, 6.000%, due 03/01/28	11,995	13,817
#323715, 6.000%, due 05/01/29	7,671	8,833
#676733, 6.000%, due 01/01/33	68,011	78,822
#831730, 6.500%, due 09/01/36	69,891	81,549
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.444%, due 02/25/35[3]	24,161	21,740
Government National Mortgage Association Pools,
3.000%, TBA	325,000	334,642
3.500%, TBA	1,350,000	1,420,506
4.000%, TBA	500,000	532,715
4.500%, TBA	325,000	353,132
#G2 AB2784, 3.500%, due 08/20/42	82,106	87,674
#G2 779425, 4.000%, due 06/20/42	91,285	98,905
#G2 2687, 6.000%, due 12/20/28	15,583	17,810
#G2 2794, 6.000%, due 08/20/29	50,841	58,070
#G2 4245, 6.000%, due 09/20/38	39,460	44,768
Total mortgage & agency debt securities (cost $10,350,343)		10,550,124

Municipal bonds: 1.66%
Chicago Transit Authority,
Series 2008-A,
6.899%, due 12/01/40	50,000	64,416
Los Angeles Unified School District,
6.758%, due 07/01/34	110,000	153,272
State of California, GO Bonds,
7.300%, due 10/01/39	90,000	134,149
State of Illinois, GO Bonds,
5.877%, due 03/01/19	180,000	201,404
Total municipal bonds (cost $455,741)		553,241

US government obligations: 16.26%
Tennessee Valley Authority,
2.875%, due 09/15/24	70,000	73,281
US Treasury Bond,
3.000%, due 11/15/44	1,065,000	1,166,924
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 04/15/19[8]	310,000	314,916
0.125%, due 07/15/24[8]	145,000	142,660
US Treasury Notes,
0.625%, due 12/31/16	1,300,000	1,303,148
0.875%, due 01/15/18	350,000	350,356
1.500%, due 11/30/19	985,000	992,541
1.500%, due 01/31/22	900,000	888,398
2.000%, due 02/15/25[2]	200,000	201,266
Total US government obligations (cost $5,383,992)		5,433,490

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount	Value
Non-US government obligations: 2.54%
Brazil: 0.60%
Banco Nacional de Desenvolvimento Economico e Social,
3.375%, due 09/26/16[1]	$200,000	$200,750

Colombia: 0.30%
Republic of Colombia,
8.125%, due 05/21/24	75,000	99,750

Mexico: 0.71%
United Mexican States,
4.000%, due 10/02/23	150,000	158,700
5.550%, due 01/21/45	50,000	58,500
6.750%, due 09/27/34	15,000	20,006
		237,206

Peru: 0.41%
Peruvian Government International Bond,
7.350%, due 07/21/25	100,000	136,000

Philippines: 0.19%
Republic of the Philippines,
10.625%, due 03/16/25	40,000	65,100

Turkey: 0.33%
Republic of Turkey,
6.750%, due 04/03/18	100,000	110,750
Total Non-US government obligations (cost $840,106)		849,556
Total bonds (cost $29,813,305)		30,433,547

	Shares
Investment company: 1.44%
UBS High Yield Relationship Fund*9 (cost $463,574)	13,844	480,531

Short-term investments: 30.33%
Investment company: 23.68%
UBS Cash Management Prime Relationship Fund[9] (cost $7,910,623)	7,910,623	7,910,623

	Face amount
US government obligation: 6.65%
US Treasury Bill,
0.050%, due 05/28/15[10] (cost $2,224,824)	$2,225,000	2,224,975
Total short-term investments (cost $10,135,447)		10,135,598

	Number of contracts
Options purchased: 0.01%
Put options: 0.01%
3 Year Euro-Dollar Midcurve, strike@ USD 97.75, expires June 2016 (cost $36,328)	26	1,950

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Investment of cash collateral from securities loaned: 0.56%
UBS Private Money Market Fund LLC[9] (cost $187,100)	187,100	$187,100
Total investments: 123.42% (cost $40,635,754)		41,238,726
Liabilities, in excess of cash and other assets: (23.42%)		(7,825,333)
Net assets: 100.00%		$33,413,393

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$759,002
Gross unrealized depreciation	(156,030)
Net unrealized appreciation of investments	$602,972

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	EUR	320,000	USD	339,170	06/11/15	$(5,241)
CIBC	USD	655,701	EUR	600,000	06/11/15	(9,931)
CIBC	USD	290,989	JPY	34,800,000	06/11/15	(548)
JPMCB	EUR	275,000	USD	306,505	06/11/15	10,527
JPMCB	JPY	75,100,000	USD	628,919	06/11/15	2,134
MSCI	EUR	310,000	USD	336,856	06/11/15	3,209
MSCI	EUR	315,000	USD	338,565	06/11/15	(464)
Net unrealized depreciation on forward foreign currency contracts						$(314)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 6 contracts (USD)	June 2015	$1,010,660	$1,019,250	$8,590
US Treasury futures sell contracts:
5 Year US Treasury Notes, 3 contracts (USD)	June 2015	(356,949)	(360,633)	(3,684)
10 Year US Treasury Notes, 12 contracts (USD)	June 2015	(1,525,985)	(1,546,875)	(20,890)
Net unrealized depreciation on futures contracts				$(15,984)

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

Credit default swaps on corporate issues — buy protection11

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments made by the Fund[13]	Upfront payments (made)/received	Value	Unrealized depreciation
JPMCB	Boston Scientific Corp. bond, 2.650%, due 10/01/18	USD	150,000	12/20/19	1.000%	$1,683	$(4,044)	$(2,361)
MSC	Deutsche Bank AG bond, 5.125%, due 08/31/17	EUR	140,000	06/20/17	1.000	(3,175)	(2,091)	(5,266)
						$(1,492)	$(6,135)	$(7,627)

Credit default swaps on credit indices — sell protection14

Counterparty	Referenced Index[12]	Notional amount		Termination date	Payments received by the Fund[13]	Upfront payments (made)/received	Value	Unrealized appreciation/ (depreciation)	Credit spread[15]
CSFB	CMBX.NA.BBB. Series 6 Index	USD	350,000	05/11/63	3.000%	$14,151	$3,992	$18,143	2.700%
MLI	CMBX.NA.BB. Series 6 Index	USD	300,000	05/11/63	5.000	(9,368)	4,801	(4,567)	3.150
MLI	CMBX.NA.BB. Series 6 Index	USD	325,000	05/11/63	5.000	(858)	5,201	4,343	3.150
						$3,925	$13,994	$17,919

Centrally cleared interest rate swap agreements

Notional amount	Termination date	Payments made by the Fund[13]	Payments received by the Fund[13]	Value	Unrealized appreciation
NZD 400,000	07/24/24	3 month BBSW	4.775%	$24,877	$24,877
NZD 450,000	07/24/24	3 month BBSW	4.713	26,302	26,302
NZD 450,000	07/24/24	3 month BBSW	4.712	24,048	24,048
USD 825,000	02/15/41	2.351%	3 month USD LIBOR	10,620	10,620
				$85,847	$85,847

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
3 Year Euro-Dollar Midcurve, 26 contracts, strike @ USD 98.75	June 2016	$21,034	$(26,325)
Put options
3 Year Euro-Dollar Midcurve, 26 contracts, strike @ USD 96.75	June 2016	21,034	(163)
Options written on credit default swaps on credit indices[16]
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: BB, Notional Amount USD 330,000	May 2015	1,155	(355)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: BB, Notional Amount USD 330,000	May 2015	5,280	(1,463)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: JPMCB, Notional Amount USD 330,000	April 2015	825	(96)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: MLI, Notional Amount USD 640,000	June 2015	6,843	(5,063)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: MLI, Notional Amount USD 640,000	June 2015	1,394	(810)
Total options written		$57,565	$(34,275)

Written options activity for the period ended March 31, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2014	233	$141,691
Options written	—	—
Options terminated in closing purchase transactions	(181)	(99,623)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2015	52	42,068

Written swaptions activity for the period ended March 31, 2015 was as follows:

Premiums received
Swaptions outstanding at June 30, 2014	$12,177
Swaptions written	61,170
Swaptions terminated in closing purchase transactions	(57,850)
Swaptions expired prior to exercise	—
Swaptions outstanding at March 31, 2015	$15,497

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$8,732,290	$—	$8,732,290
Asset-backed securities	—	1,196,002	—	1,196,002
Commercial mortgage-backed securities	—	3,118,844	—	3,118,844
Mortgage & agency debt securities	—	10,550,124	—	10,550,124
Municipal bonds	—	553,241	—	553,241
US government obligations	—	5,433,490	—	5,433,490
Non-US government obligations	—	849,556	—	849,556
Investment company	—	480,531	—	480,531
Short-term investments	—	10,135,598	—	10,135,598
Options purchased	1,950	—	—	1,950
Investment of cash collateral from securities loaned	—	187,100	—	187,100
Forward foreign currency contracts	—	15,870	—	15,870
Futures contracts	8,590	—	—	8,590
Swap agreements	—	99,841	—	99,841
Total	$10,540	$41,352,487	$—	$41,363,027

Liabilities
Forward foreign currency contracts	$—	$(16,184)	$—	$(16,184)
Futures contracts	(24,574)	—	—	(24,574)
Swap agreements	—	(6,135)	—	(6,135)
Options written	(26,488)	(7,787)	—	(34,275)
Total	$(51,062)	$(30,106)	$—	$(81,168)

At March 31, 2015, there were no transfers between Level 1 and Level 2.

*            Non-income producing security.

1            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $3,150,945 or 9.43% of net assets.

2            Security, or portion thereof, was on loan at March 31, 2015.

3            Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2015 and changes periodically.

4            Perpetual investment. Date shown reflects the next call date.

5            Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.

6            Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2015, the value of this security amounted to $467,129 or 1.40% of net assets.

7            On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

8            Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

9            The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain (loss) during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/14	03/31/15	03/31/15	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$7,725,321	$20,292,754	$20,107,452	$—	$—	$7,910,623	$3,937
UBS Private Money Market Fund LLC[a]	236,033	4,408,608	4,457,541	—	—	187,100	19
UBS High Yield Relationship Fund	1,690,858	—	1,180,000	92,944	(123,271)	480,531	—
	$9,652,212	$24,701,362	$25,744,993	$92,944	$(123,271)	$8,578,254	$3,956

a               The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

10     Rate shown is the discount rate at date of purchase.

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2015 (unaudited)

11     If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

12     Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.

13     Payments made or received are based on the notional amount.

14     If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the underlying securities comprising the referenced index.

15     Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

16     Illiquid investment as of March 31, 2015.

UBS Fixed Income Opportunities Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2015

Bonds
Corporate bonds
Banks	17.93%
Capital markets	0.80
Chemicals	1.69
Commercial services & supplies	1.14
Construction materials	3.08
Consumer finance	2.08
Diversified financial services	2.48
Diversified telecommunication services	2.65
Electronic equipment, instruments & components	1.92
Energy equipment & services	0.50
Food & staples retailing	1.29
Gas utilities	0.58
Hotels, restaurants & leisure	1.79
Insurance	5.56
Machinery	1.86
Media	2.63
Metals & mining	4.95
Oil, gas & consumable fuels	6.56
Pharmaceuticals	0.82
Technology hardware, storage & peripherals	0.36
Trading companies & distributors	1.43
Total corporate bonds	62.10%
Collateralized debt obligations	5.31
Mortgage & agency debt securities	1.13
Municipal bonds	2.13
US government obligations	19.68
Non-US government obligation	1.48
Total bonds	91.83%
Short-term investment	10.63
Options purchased	1.72
Total investments	104.18%
Liabilities, in excess of cash and other assets	(4.18)
Net assets	100.00%

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Face amount		Value
Bonds: 91.83%
Corporate bonds: 62.10%
Australia: 1.39%
Crown Group Finance Ltd.,
5.750%, due 07/18/17	AUD	620,000	$497,777

Brazil: 4.24%
Banco do Brasil SA,
9.000%, due 06/18/24[1,2,3]		$285,000	244,387
Caixa Economica Federal,
2.375%, due 11/06/17[1]		520,000	490,984
Petrobras Global Finance BV,
5.375%, due 01/27/21		550,000	493,499
Vale Overseas Ltd.,
4.375%, due 01/11/22		300,000	288,381
Total Brazil corporate bonds			1,517,251

Canada: 1.93%
Barrick Gold Corp.,
3.850%, due 04/01/22		200,000	195,571
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]		250,000	261,250
Yamana Gold, Inc.,
4.950%, due 07/15/24		240,000	235,971
Total Canada corporate bonds			692,792

China: 0.58%
China Oil & Gas Group Ltd.,
5.250%, due 04/25/18[1]		210,000	208,950

Colombia: 0.43%
Ecopetrol SA,
4.125%, due 01/16/25		160,000	153,181

Croatia: 0.71%
Agrokor DD,
8.875%, due 02/01/20[1]		230,000	252,425

France: 1.04%
Credit Agricole SA,
7.875%, due 01/23/24[1,2,3]		350,000	370,666

Germany: 3.29%
HeidelbergCement Finance BV,
8.500%, due 10/31/19[4]	EUR	250,000	352,680
Trionista Holdco GmbH,
5.000%, due 04/30/20[1]		360,000	404,451
Unitymedia KabelBW GmbH,
6.125%, due 01/15/25[1]		$400,000	423,000
Total Germany corporate bonds			1,180,131

Ireland: 0.74%
XL Group PLC,
Series E,
6.500%, due 04/15/17[2,3]		300,000	265,500

Italy: 0.43%
Generali Finance BV,
6.214%, due 06/16/16[2,3]	GBP	100,000	152,197

Luxembourg: 3.14%
ArcelorMittal,
6.250%, due 03/01/21		$600,000	637,500
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21		475,000	488,656
Total Luxembourg corporate bonds			1,126,156

Malaysia: 0.57%
SSG Resources Ltd.,
4.250%, due 10/04/22[4]		200,000	205,297

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Face amount		Value
Mexico: 1.12%
Cemex SAB de CV,
5.700%, due 01/11/25[1]		$200,000	$196,000
5.875%, due 03/25/19[1]		200,000	206,500
Total Mexico corporate bonds			402,500

Netherlands: 0.96%
Basell Finance Co. BV,
8.100%, due 03/15/27[1]		250,000	344,267

Norway: 3.00%
Eksportfinans ASA,
5.500%, due 05/25/16		780,000	809,562
5.500%, due 06/26/17		250,000	266,250
Total Norway corporate bonds			1,075,812

Portugal: 1.48%
EDP Finance BV,
4.900%, due 10/01/19[1]		500,000	531,530

Singapore: 0.59%
Olam International Ltd.,
5.750%, due 09/20/17		200,000	211,500

Switzerland: 0.55%
Credit Suisse Group AG,
6.250%, due 12/18/24[1,2,3]		200,000	196,500

United Kingdom: 6.52%
Barclays Bank PLC,
4.375%, due 09/11/24		250,000	252,858
HBOS PLC,
6.750%, due 05/21/18[1]		300,000	335,650
Lloyds Bank PLC,
6.500%, due 03/24/20[4]	EUR	600,000	803,123
Pension Insurance Corp. PLC,
6.500%, due 07/03/24[4]	GBP	100,000	153,804
Royal Bank of Scotland Group PLC,
6.100%, due 06/10/23		$710,000	789,560
Total United Kingdom corporate bonds			2,334,995

United States: 29.39%
ADT Corp.,
3.500%, due 07/15/22		450,000	409,500
Allstate Corp.,
5.750%, due 08/15/53[2]		400,000	435,500
Bank of America Corp.,
4.000%, due 01/22/25		200,000	201,619
Barrick North America Finance LLC,
5.750%, due 05/01/43		175,000	181,510
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17		600,000	664,680
Cemex Finance LLC,
6.000%, due 04/01/24[1]		350,000	349,125
CIT Group, Inc.,
5.000%, due 05/15/17		300,000	308,532
5.000%, due 08/15/22		275,000	282,219
Citigroup, Inc.,
0.728%, due 05/31/17[2]	EUR	700,000	749,438
Series M,
6.300%, due 05/15/24[2,3]		$150,000	153,188
DISH DBS Corp.,
7.875%, due 09/01/19		465,000	519,637
Energy Transfer Partners LP,
6.050%, due 06/01/41		380,000	420,723
Flextronics International Ltd.,
5.000%, due 02/15/23		270,000	282,398
Frontier Communications Corp.,
7.125%, due 01/15/23		300,000	306,750
General Motors Financial Co., Inc.,
3.000%, due 09/25/17		310,000	315,812
4.750%, due 08/15/17		150,000	157,980

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Face amount		Value
Bonds—(concluded)
Corporate bonds—(concluded)
United States—(concluded)
Glencore Funding LLC,
4.625%, due 04/29/24[1]		$225,000	$233,305
International Lease Finance Corp.,
8.625%, due 09/15/15		400,000	411,500
Kinder Morgan Finance Co. LLC,
5.700%, due 01/05/16		530,000	547,517
Kinder Morgan, Inc.,
7.250%, due 06/01/18		275,000	311,991
MetLife, Inc.,
6.400%, due 12/15/36		445,000	527,325
Midstates Petroleum Co., Inc.,
10.750%, due 10/01/20		300,000	162,000
Morgan Stanley,
Series J,
5.550%, due 07/15/20[2,3]		90,000	90,900
Navient LLC,
3.875%, due 09/10/15		270,000	271,936
Pacific Drilling SA,
5.375%, due 06/01/20[1]		225,000	180,000
PNC Preferred Funding Trust I,
1.921%, due 03/15/17[1,2,3]		400,000	366,000
Prudential Financial, Inc.,
5.200%, due 03/15/44[2]		385,000	391,930
5.875%, due 09/15/42[2]		200,000	217,250
Sabine Pass Liquefaction LLC,
6.250%, due 03/15/22		250,000	258,438
Seagate HDD Cayman,
5.750%, due 12/01/34[1]		120,000	128,262
Starwood Hotels & Resorts Worldwide, Inc.,
3.750%, due 03/15/25		60,000	61,576
4.500%, due 10/01/34		80,000	83,243
Valeant Pharmaceuticals International,
7.000%, due 10/01/20[1]		280,000	292,250
Virgin Media Secured Finance PLC,
6.000%, due 04/15/21[1]	GBP	99,000	153,964
WESCO Distribution, Inc.,
5.375%, due 12/15/21		$100,000	101,750
Total United States corporate bonds			10,529,748
Total corporate bonds (cost $22,497,236)			22,249,175

Collateralized debt obligations: 5.31%
United States: 5.31%
Apidos XIV CLO,
Series 2013-14A, Class C1,
3.103%, due 04/15/25[1,2]		300,000	294,000
Ares XXVII CLO Ltd.,
Series 2013-2A, Class C,
3.006%, due 07/28/25[1,2]		500,000	491,250
BlueMountain CLO Ltd.,
Series 2013-4A, Class C,
2.903%, due 04/15/25[1,2]		300,000	288,870
Galaxy XVI CLO Ltd.,
Series 2013-16A, Class C,
2.858%, due 11/16/25[1,2]		500,000	487,500

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Face amount	Value
Octagon Investment Partners XVII Ltd.,
Series 2013-1A, Class C,
3.034%, due 10/25/25[1,2]	$350,000	$339,906
Total collateralized debt obligations (cost $1,893,680)		1,901,526

Mortgage & agency debt securities: 1.13%
United States: 1.13%
Federal Home Loan Mortgage Corp. REMIC, IO,[5]
3.000%, due 05/15/27	1,025,221	97,529
Federal National Mortgage Association REMIC, IO,[5]
Series 2013-87, Class IW,
2.500%, due 06/25/28	3,328,277	309,184
Total mortgage & agency debt securities (cost $436,785)		406,713

Municipal bonds: 2.13%
State of California, GO Bonds,
7.300%, due 10/01/39	250,000	372,635
State of Illinois, GO Bonds,
5.665%, due 03/01/18	355,000	391,689
Total municipal bonds (cost $635,119)		764,324

US government obligations: 19.68%
US Treasury Bonds, PO,
3.139%, due 05/15/43[6,7]	2,523,000	1,208,386
3.174%, due 08/15/42[6,7]	1,250,000	609,829
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 07/15/24[6]	1,250,000	1,229,831
US Treasury Notes,
2.000%, due 02/15/22[6]	3,921,000	4,001,871
Total US government obligations (cost $6,830,801)		7,049,917

Non-US government obligation: 1.48%
Croatia: 1.48%
Republic of Croatia,
6.250%, due 04/27/17[4] (cost $526,306)	500,000	530,000
Total bonds (cost $32,819,927)		32,901,655

	Shares
Short-term investment: 10.63%
Investment company: 10.63%
UBS Cash Management Prime Relationship Fund[8] (cost $3,809,927)	3,809,927	3,809,927

	Number of contracts
Options purchased: 1.72%
Call Options: 0.29%
10 Year US Treasury Notes, strike@ USD 128.50, expires April 2015	83	77,813
30 Year US Treasury Bonds, strike@ USD 166.00, expires April 2015	14	16,406

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Number of contracts		Value
Options purchased—(concluded)
Call Options—(concluded)
Foreign Exchange Option, Buy USD/JPY, strike@ USD 120.40, expires June 2015, counterparty: MLI		734,000	$11,036
			105,255

Put Options: 0.18%
1 Year Euro-Dollar Midcurve, strike@ USD 98.50, expires June 2015		72	2,250
10 Year US Treasury Notes, strike@ USD 127.50, expires April 2015		85	18,594
3 Year Euro-Dollar Midcurve, strike@ USD 98.25, expires June 2016		89	16,131
30 Year US Treasury Bonds, strike@ USD 162.00, expires April 2015		14	16,844
90 Day Euro-Dollar Time Deposit, strike@ USD 99.25, expires June 2015		326	2,037
90 Day Euro-Bund, strike@ EUR 156.50, expires May 2015		25	7,796
			63,652

	Notional Amount
Options purchased on interest rate swaps: 1.25%[9]
Expiring 01/17/18. If option exercised the Fund pays semi-annually 4.380% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 01/19/48. European style. Counterparty: JPMCB		$2,675,000	46,466
Expiring 05/22/15. If option exercised the Fund pays semi-annually 2.350% and receives semi-annually floating 6 month JPY LIBOR. Underlying interest rate swap terminating 05/27/35. European style. Counterparty: BB	JPY	195,000,000	13
Expiring 06/17/15. If option exercised the Fund pays semi-annually 2.190% and receives semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 06/17/17. European style. Counterparty: JPMCB	GBP	5,320,000	0
Expiring 06/17/15. If option exercised the Fund receives semi-annually 2.190% and pays semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 06/17/17. European style. Counterparty: JPMCB	GBP	5,320,000	$192,276

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Notional Amount	Value
Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB	$3,050,000	$11
Expiring 12/07/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	8,650,000	135,453
Expiring 12/07/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	3,500,000	54,892
Expiring 12/07/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	3,500,000	5,342
Expiring 12/07/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	8,650,000	13,181
		447,634
Total options purchased (cost $1,389,156)		616,541
Total investments: 104.18% (cost $38,019,010)		37,328,123
Liabilities, in excess of cash and other assets: (4.18%)		(1,499,326)
Net assets: 100.00%		$35,828,797

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2015 (Unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,202,811
Gross unrealized depreciation	(1,893,698)
Net unrealized depreciation of investments	$(690,887)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	USD	369,452	CHF	370,000	06/04/15	$12,273
BB	USD	398,150	EUR	375,000	06/04/15	5,414
DB	USD	374,291	CHF	365,000	06/04/15	2,276
DB	USD	377,381	EUR	350,000	06/04/15	(722)
GSI	EUR	180,000	USD	190,853	06/04/15	(2,858)
GSI	USD	621,112	AUD	815,000	06/04/15	(2,605)
GSI	USD	106,413	NZD	145,000	06/04/15	1,314
JPMCB	AUD	1,550,000	USD	1,214,600	06/04/15	38,299
JPMCB	CHF	735,000	USD	778,140	06/04/15	19,848
JPMCB	EUR	355,000	SEK	3,242,262	06/04/15	(5,194)
JPMCB	EUR	2,550,000	USD	2,895,568	06/04/15	151,337
JPMCB	EUR	110,000	USD	116,648	06/04/15	(1,731)
JPMCB	GBP	295,000	USD	448,204	06/04/15	10,792
JPMCB	JPY	172,500,000	USD	1,451,110	06/04/15	11,591
JPMCB	NZD	460,000	USD	336,195	06/04/15	(5,560)
JPMCB	NZD	620,000	USD	462,586	06/04/15	1,960
JPMCB	USD	349,101	CAD	435,000	06/04/15	(5,943)
JPMCB	USD	250,163	EUR	230,000	06/04/15	(2,644)
JPMCB	USD	770,000	JPY	91,683,053	06/04/15	(4,901)
JPMCB	USD	129,869	JPY	15,700,000	06/04/15	1,148
JPMCB	USD	343,638	NZD	470,000	06/04/15	5,547
MSCI	CHF	350,000	USD	361,350	06/04/15	258
MSCI	EUR	160,000	USD	173,848	06/04/15	1,661
MSCI	EUR	340,000	USD	365,397	06/04/15	(501)
Net unrealized appreciation on forward foreign currency contracts						$231,059

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 18 contracts (USD)	June 2015	$2,920,282	$2,949,750	$29,468
US Ultra Bond, 8 contracts (USD)	June 2015	1,347,547	1,359,000	11,453
2 Year US Treasury Notes, 11 contracts (USD)	June 2015	2,402,484	2,410,719	8,235
5 Year US Treasury Notes, 47 contracts (USD)	June 2015	5,604,819	5,649,914	45,095
US Treasury futures sell contracts:
US Long Bond, 5 contracts (USD)	June 2015	(816,774)	(819,375)	(2,601)
5 Year US Treasury Notes, 18 contracts (USD)	June 2015	(2,154,716)	(2,163,797)	(9,081)
10 Year US Treasury Notes, 48 contracts (USD)	June 2015	(6,179,405)	(6,187,500)	(8,095)
Interest rate futures sell contracts:
Euro-Bobl, 10 contracts (EUR)	June 2015	(1,388,138)	(1,391,696)	(3,558)
Net unrealized appreciation on futures contracts				$70,916

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2015 (Unaudited)

Currency swap agreements9

	Notional Amount									Unrealized
Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[10]	Receive rate[10]	Upfront payments	Value	appreciation/ (depreciation)
BB	USD	2,372,740	AUD	3,100,000	12/24/22	3 month USD LIBOR	3 month BBSW	$—	$11,501	$11,501
CITI	AUD	1,884,491	USD	1,461,894	09/05/15	3 month BBSW	3 month USD LIBOR	—	19,146	19,146
JPMCB	USD	1,461,894	AUD	1,884,491	09/05/23	3 month USD LIBOR	3 month BBSW	—	(11,182)	(11,182)
MLI	AUD	3,100,000	USD	2,372,740	12/24/15	3 month BBSW	3 month USD LIBOR	—	2,224	2,224
								$—	$21,689	$21,689

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[10]	Payments received by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
CSFB	CAD	5,490,000	02/11/17	3 month BA	3.500%	$(23,529)	$226,147	$202,618
CSFB	CAD	1,550,000	02/11/22	4.145%	3 month BA	—	(222,314)	(222,314)
DB	USD	3,250,000	02/15/38	4.474	3 month USD LIBOR	1,181,161	(1,270,819)	(89,658)
DB	USD	700,000	05/15/40	3.470	3 month USD LIBOR	(125,600)	(349,286)	(474,886)
DB	USD	695,000	05/15/40	4.560	3 month USD LIBOR	—	(705,372)	(705,372)
JPMCB	CAD	5,490,000	02/11/17	3.500	3 month BA	—	(226,147)	(226,147)
JPMCB	CAD	1,550,000	02/11/22	3 month BA	4.145	—	222,314	222,314
JPMCB	USD	4,500,000	02/18/16	2.532	3 month USD LIBOR	—	(95,501)	(95,501)
JPMCB	USD	40,000,000	07/03/42	1 month USD LIBOR	3 month USD LIBOR	—	536,257	536,257
MLI	CAD	9,280,000	04/09/17	3 month BA	1.978	—	184,958	184,958
MSCI	CAD	8,870,000	04/08/17	3.600	3 month BA	—	(459,248)	(459,248)
						$1,032,032	$(2,159,011)	$(1,126,979)

Credit default swaps on credit indices — buy protection11

Counterparty	Referenced index[12]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments made	Value	Unrealized depreciation
CITI	iTraxx Europe Sub Financials Series 21 Index	EUR	2,000,000	06/20/19	1.000%	$(29,860)	$(23,367)	$(53,227)

Credit default swaps on corporate and sovereign issues — buy protection11

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
CITI	Prudential Financial Inc. bond, 6.100%, due 06/15/17	USD	380,000	03/20/20	1.000	$7,632	$(4,769)	$2,863
JPMCB	Boston Scientific Corp. bond, 2.650%, due 10/01/18	USD	740,000	12/20/19	1.000	8,979	(19,952)	(10,973)
JPMCB	Government of France bond, 4.250%, due 04/25/19	USD	3,025,000	09/20/16	0.250%	(97,127)	(7,484)	(104,611)
MSCI	V.F. Corp. bond, 5.950%, due 11/01/17	USD	2,750,000	12/20/16	1.000	12,254	(45,082)	(32,828)
						$(68,262)	$(77,287)	$(145,549)

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2015 (Unaudited)

Credit default swaps on credit indices — sell protection13

Counterparty	Referenced Index[12]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[14]
CSFB	CMBX.NA.BBB Series 6 Index	USD	2,550,000	05/11/63	3.000%	$103,103	$29,087	$132,191	2.700%
MLI	CMBX.NA.BB Series 6 Index	USD	700,000	05/11/63	5.000	(21,859)	11,202	(10,658)	3.150
MSCI	CMBX.NA.BB Series 6 Index	USD	1,000,000	05/11/63	5.000	(31,887)	16,003	(15,884)	3.150
JPMCB	CDX.EM.Series 22 Index	USD	1,000,000	12/20/19	1.000	112,606	(120,340)	(7,734)	3.980
						$161,963	$(64,048)	$97,915

Credit default swaps on corporate and sovereign issues — sell protection13

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[14]
CITI	State of Illinois bond, 5.000%, due 06/01/29	USD	370,000	12/20/23	1.000%	$24,943	$(29,351)	$(4,408)	2.270%
CITI	MetLife Inc. bond, 4.750%, due 02/28/21	USD	380,000	03/20/20	1.000	(5,241)	5,383	142	0.680
						$19,702	$(23,968)	$(4,266)

Total return swap agreements9

Counterparty	Notional amount		Termination date	Payments made by the Fund[10]	Payments received by the Fund[10]	Upfront payments	Value	Unrealized depreciation
MLI	USD	1,815,000	06/25/15	—15	3 month USD LIBOR	$—	$(1,489)	$(1,489)

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[10]	Payments received by the Fund[10]	Value	Unrealized appreciation/ (depreciation)
GBP	2,475,000	04/16/20	6 month GBP LIBOR	2.477%	$201,785	$201,785
GBP	2,750,000	04/16/25	3.050	6 month GBP LIBOR	(525,629)	(525,629)
GBP	640,000	04/16/45	6 month GBP LIBOR	3.384	317,141	317,141
NZD	2,900,000	07/24/24	3 month BBSW	4.712	154,976	154,976
NZD	3,100,000	07/24/24	3 month BBSW	4.713	181,193	181,193
USD	3,150,000	09/24/19	2.347	3 month USD LIBOR	(125,849)	(125,849)
USD	8,250,000	12/12/23	3.200	3 month USD LIBOR	(924,489)	(924,489)
					$(720,872)	$(720,872)

Centrally cleared credit default swaps on credit indices — buy protection11

Referenced index[12]	Notional amount		Termination date	Payments made by the Fund[10]	Value	Unrealized depreciation
iTraxx Europe Crossover Series 20 Index	EUR	1,150,000	12/20/18	5.000%	$(161,835)	$(60,540)
iTraxx Europe Series 22 Index	EUR	5,100,000	12/20/19	1.000	(128,871)	(48,331)
CDX.NA.HY.Series 23 Index	USD	4,388,000	12/20/19	5.000	(358,996)	(145,290)
CDX.NA.IG. Series 23 Index	USD	15,650,000	12/20/19	1.000	(265,695)	(35,883)
					$(915,397)	$(290,044)

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2015 (Unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
3 Year Euro-Dollar Midcurve, 89 contracts, strike @ USD 98.75	June 2016	$81,226	$(90,113)
90 Day Euro-Bund, 25 contracts, strike@ EUR 153.00	May 2015	8,914	(1,076)
Options written on interest rate swaps[9]
If option exercised the Fund receives semi-annually 3.145% and pays semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 06/17/25. European style. Counterparty: MLI, Notional Amount GBP 1,400,000	June 2015	58,532	(5)
If option exercised the Fund receives semi-annually 4.320% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 01/19/20. European style. Counterparty: JPMCB, Notional Amount USD 23,000,000	January 2018	250,495	(49,209)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB, Notional Amount USD 17,300,000	December 2017	194,625	(66,431)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB, Notional Amount USD 7,000,000	December 2017	148,750	(26,925)
If option exercised the Fund receives semi-annually 7.250% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	63,135	(2)
If option exercised the Fund receives semi-annually 8.760% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	38,735	0
If option exercised the Fund receives semi-annually floating 6 month GBP LIBOR and pays semi-annually 3.145%. Underlying interest rate swap terminating 06/17/25. European style. Counterparty: MLI, Notional Amount GBP 1,400,000	June 2015	58,533	(274,188)
If option exercised the Fund receives semi-annually floating 6 month JPY LIBOR and pays semi-annually 1.750%. Underlying interest rate swap terminating 05/27/35. European style. Counterparty: BB, Notional Amount JPY 195,000,000	May 2015	60,050	(175,876)
Options written on credit default swaps on credit indices[9]
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: JPMCB, Notional Amount USD 600,000[1]	April 2015	1,500	(174)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: MLI, Notional Amount USD 5,000,000[1]	June 2015	53,460	(39,558)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: MLI, Notional Amount USD 5,000,000[1]	June 2015	10,890	(6,328)
Total options written		$1,028,845	$(729,885)

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2015 (Unaudited)

Written options activity for the period ended March 31, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2014	1,408	$600,522
Options written	986	521,123
Options terminated in closing purchase transactions	(2,280)	(1,031,505)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2015	114	$90,140

Written swaptions activity for the period ended March 31, 2015 was as follows:

Swaptions outstanding at June 30, 2014	$1,600,991
Swaptions written	332,598
Swaptions terminated in closing purchase transactions	(994,884)
Swaptions expired prior to exercise	—
Swaptions outstanding at March 31, 2015	$938,705

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$22,249,175	$—	$22,249,175
Collateralized debt obligations	—	1,901,526	—	1,901,526
Mortgage & agency debt securities	—	406,713	—	406,713
Municipal bonds	—	764,324	—	764,324
US government obligations	—	7,049,917	—	7,049,917
Non-US government obligation	—	530,000	—	530,000
Short-term investment	—	3,809,927	—	3,809,927
Options purchased	157,871	458,670	—	616,541
Forward foreign currency contracts	—	263,718	—	263,718
Futures contracts	94,251	—	—	94,251
Swap agreements	—	2,119,317	—	2,119,317
Total	$252,122	$39,553,287	$—	$39,805,409

Liabilities
Forward foreign currency contracts	$—	$(32,659)	$—	$(32,659)
Futures contracts	(23,335)	—	—	(23,335)
Swap agreements	—	(6,083,067)	—	(6,083,067)
Options written	(91,189)	(638,696)	—	(729,885)
Total	$(114,524)	$(6,754,422)	$—	$(6,868,946)

At March 31, 2015, $458,670 of options purchased were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures.

	Collateralized debt obligations	Total
Assets
Beginning balance	$1,075,535	$1,075,535
Purchases	—	—
Issuances	—	—
Sales	(478,750)	(478,750)
Accrued discounts (premiums)	—	—
Total realized gain	(13,800)	(13,800)
Change in net unrealized appreciation/depreciation	5,795	5,795
Transfers into Level 3	—	—
Transfers out of Level 3[16]	(588,780)	(588,780)
Ending balance	$—	$—

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2015 was $5,795.

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2015 (Unaudited)

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $8,070,992 or 22.53% of net assets.

2	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2015 and changes periodically.
3	Perpetual investment. Date shown reflects the next call date.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2015, the value of these securities amounted to $2,044,904 or 5.71% of net assets.

5

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

6	All or a portion of these securities have been designated as collateral for open swap agreements.
7	Rate shown reflects annualized yield at March 31, 2015 on zero coupon bond.
8	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/14	03/31/15	03/31/15	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$1,161,062	$37,800,957	$35,152,092	$—	$—	$3,809,927	$1,286
UBS Opportunistic Emerging Markets Debt Relationship Fund	12,199,300	—	11,005,294	(343,731)	(850,275)	—	—
	$13,360,362	$37,800,957	$46,157,386	$(343,731)	$(850,275)	$3,809,927	$1,286

9	Illiquid investment as of March 31, 2015.
10	Payments made or received are based on the notional amount.
11

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

12	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
13

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

14

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

15	Payment is based on the performance of the underlying iBoxx USD Liquid High Yield Index.
16

Transfers out of Level 3 represent the value at the end of the period. At March 31, 2015, securities were transferred from Level 3 to Level 2 as the valuations are based on observable inputs from an established pricing source.

UBS Municipal Bond Fund

Summary of municipal securities by state (unaudited)

As a percentage of net assets as of March 31, 2015

Long-term municipal bonds
Arizona	3.89%
California	12.10
Florida	15.35
Hawaii	2.03
Illinois	1.00
Maryland	4.19
Massachusetts	4.58
Michigan	4.39
Missouri	0.52
New Jersey	4.02
New York	14.29
Ohio	1.96
Pennsylvania	2.86
Rhode Island	3.59
South Carolina	6.03
Texas	16.04
Utah	1.72
Virginia	2.00
Washington	7.24
Total long-term municipal bonds	107.80%
Short-term investment	2.32
Total investments	110.12%
Liabilities, in excess of other assets	(10.12)
Net assets	100.00%

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Face amount	Value
Long-term municipal bonds: 107.80%
Arizona—3.89%
City of Glendale, Water & Sewer Revenue Bonds,
5.000%, due 07/01/22	$1,000,000	$1,205,640
Mesa Arizona Utility System Revenue Bonds,
FGIC,
5.000%, due 07/01/27[1]	1,000,000	1,058,720
		2,264,360
California—12.10%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/19	1,000,000	1,151,180
5.000%, due 06/01/32	1,000,000	1,157,940
State of California, Various Purpose, GO Bonds,
5.000%, due 03/01/27	1,000,000	1,218,380
5.000%, due 10/01/32	1,000,000	1,175,330
5.000%, due 10/01/33	2,000,000	2,342,960
		7,045,790
Florida—15.35%
Jea Water & Sewer System Revenue Bonds,
Series A-1,
0.010%, due 10/01/38[2]	800,000	800,000
The School Board of Broward County, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,331,400
The School Board of Miami-Dade County, COP,
5.000%, due 11/01/31	1,000,000	1,145,750
Series A,
5.000%, due 05/01/31	1,000,000	1,143,860
The School Board of Orange County, COP,
Series D,
5.000%, due 08/01/22	1,000,000	1,205,810
The School Board of Palm Beach County, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,161,090
Volusia Country Florida School Board Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,152,920
		8,940,830
Hawaii—2.03%
State of Hawaii, GO Bonds,
Series EO,
5.000%, due 08/01/32	1,000,000	1,181,360

Illinois—1.00%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.250%, due 01/01/29	500,000	580,255

Maryland—4.19%
Baltimore County Public Improvement Special Tax,
5.000%, due 08/01/21	1,000,000	1,210,080
State of Maryland, State and Local Facilities, Loan of 2014, GO Bonds,
Series 2-C,
5.000%, due 08/01/22	1,000,000	1,228,480
		2,438,560

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Face amount	Value
Massachusetts—4.58%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds,
Series O,
5.000%, due 07/01/16	$1,500,000	$1,588,275
Massachusetts Water Resources Authority Revenue Bonds,
Series E,
5.000%, due 12/01/16	1,000,000	1,075,800
		2,664,075
Michigan—4.39%
Michigan Finance Authority Revenue Bonds,
Q-SBLF,
5.000%, due 06/01/20	1,150,000	1,273,602
Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds,
5.000%, due 10/01/17	1,160,000	1,283,088
		2,556,690
Missouri—0.52%
Missouri State Health and Educational Facilities Revenue Bonds,
Series B,
0.030%, due 03/01/40[2]	300,000	300,000

New Jersey—4.02%
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	1,000,000	1,188,010
State of New Jersey, GO Bonds,
5.000%, due 06/01/20	1,000,000	1,153,620
		2,341,630
New York—14.29%
City of New York, GO Bonds,
Series C,
5.000%, due 08/01/22	1,500,000	1,793,160
Series I,
5.000%, due 08/01/17	1,040,000	1,143,012
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Fiscal 2006 Revenue Bonds,
Series A,
0.020%, due 06/15/32[2]	1,000,000	1,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Fiscal 2012 Revenue Bonds,
Series EE,
5.000%, due 06/15/36	2,050,000	2,368,652
Series FF,
5.000%, due 06/15/33	500,000	570,605
New York City Transitional Finance Authority Revenue Bonds,
Sub-Series I,
5.000%, due 05/01/34	1,250,000	1,442,787
		8,318,216
Ohio—1.96%
State of Ohio, Major New State Infrastructure Project Revenue Bonds,
Series 1,
5.500%, due 06/15/18[1]	1,000,000	1,142,890

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Face amount	Value
Long-term municipal bonds: (concluded)
Pennsylvania—2.86%
City of Philadelphia, Water and Wastewater Revenue Bonds,
Series B,
5.000%, due 11/01/21	$1,400,000	$1,667,652

Rhode Island—3.59%
Tobacco Settlement Fing Corp., Asset-Backed Revenue Bonds,
Series A,
4.000%, due 06/01/17	850,000	907,732
5.000%, due 06/01/21	1,000,000	1,183,100
		2,090,832
South Carolina—6.03%
South Carolina State Public Service Authority Revenue Bonds,
Series C,
5.000%, due 12/01/22	3,000,000	3,512,880

Texas—16.04%
Cypress-Fairbanks Independent School District, GO Bonds,
Series C, PSF-GTD,
5.000%, due 02/15/31	1,000,000	1,179,490
Fort Worth Independent School District, GO Bonds,
5.000%, due 02/15/19	1,000,000	1,140,900
Harris County Cultural Education Facility, Financial Corp., Methodist Hospital Revenue Bonds,
Series C-2,
0.040%, due 12/01/27[2]	1,000,000	1,000,000
Houston Independent School District, GO Bonds,
Series B, PSF-GTD,
5.000%, due 02/15/17	1,000,000	1,082,280
North Texas Tollway Authority System Revenue Bonds,
Series A,
5.000%, due 01/01/25	1,000,000	1,192,750
Northside Independent School District, GO Bonds,
Series A, PSF-GTD,
5.000%, due 02/15/21	1,000,000	1,189,680
Texas Public Finance Authority, GO Bonds,
Series A,
5.000%, due 10/01/23	1,100,000	1,365,760
Texas Transportation Commission Highway Improvement, GO Bonds,
5.000%, due 04/01/30	1,000,000	1,188,840
		9,339,700
Utah—1.72%
Murray City Utah Hospital, IHC Health Services, Inc., Revenue Bonds,
Series C,
0.030%, due 05/15/37[2]	1,000,000	1,000,000

Virginia—2.00%
Virginia Public School Authority Refunding School Financing Revenue Bonds,
Series B,
5.250%, due 08/01/16	1,095,000	1,166,449

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Face amount	Value
Washington—7.24%
State of Washington, Motor Vehicle Fuel Tax, GO Bonds,
Series R-2015D,
4.000%, due 07/01/17	$1,775,000	$1,908,835
State of Washington, Various Purpose, GO Bonds,
Series C,
5.000%, due 01/01/18[1]	1,000,000	1,110,820
Series R,
5.000%, due 07/01/21	1,000,000	1,197,190
		4,216,845
Total long-term municipal bonds (cost $62,711,016)		62,769,014

	Shares
Short-term investment: 2.32%
Investment company: 2.32%
UBS Cash Management Prime Relationship Fund[3] (cost $1,353,100)	1,353,100	1,353,100
Total investments: 110.12% (cost $64,064,116)		64,122,114
Liabilities, in excess of cash and other assets: (10.12%)		(5,894,505)
Net assets: 100.00%		$58,227,609

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2015 (Unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$256,425
Gross unrealized depreciation	(198,427)
Net unrealized appreciation of investments	$57,998

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized depreciation
US Treasury futures sell contracts:
US Long Bond, 20 contracts (USD)	June 2015	$(3,236,895)	$(3,277,500)	$(40,605)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$62,769,014	$—	$62,769,014
Short-term investment	—	1,353,100	—	1,353,100
Total	$—	$64,122,114	$—	$64,122,114

Liabilities
Futures contracts	$(40,605)	$—	$—	$(40,605)
Total	$(40,605)	$—	$—	$(40,605)

At March 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier reset date or the date of the prerefunded call.
2	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2015 and changes periodically.
3	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	period ended	period ended	Value	period ended
Security description	11/10/14*	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$—	$51,969,060	$50,615,960	$1,353,100	$914

* Commencement of operations.

UBS Equity Long-Short Multi-Strategy Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2015

Common stocks
Aerospace & defense	0.96%
Air freight & logistics	0.38
Airlines	0.70
Auto components	0.68
Automobiles	1.12
Banks	5.56
Beverages	1.13
Biotechnology	3.97
Building products	0.30
Capital markets	1.57
Chemicals	1.34
Commercial services & supplies	0.23
Communications equipment	0.61
Construction & engineering	0.37
Consumer finance	1.29
Containers & packaging	0.37
Diversified financial services	0.38
Diversified telecommunication services	0.62
Electric utilities	0.63
Electronic equipment, instruments & components	1.28
Energy equipment & services	0.88
Food & staples retailing	1.42
Food products	1.20
Gas utilities	0.16
Health care equipment & supplies	0.98
Health care providers & services	4.74
Hotels, restaurants & leisure	1.49
Household durables	0.79
Household products	0.16
Industrial conglomerates	0.73
Insurance	5.61
Internet & catalog retail	0.93
Internet software & services	1.10
IT services	1.57
Life sciences tools & services	0.60
Machinery	2.02
Marine	0.31
Media	2.94
Metals & mining	0.61
Multiline retail	0.63
Multi-utilities	0.42
Oil, gas & consumable fuels	7.14
Paper & forest products	0.45
Pharmaceuticals	7.81
Real estate investment trust (REIT)	1.16
Real estate management & development	1.14
Road & rail	0.54
Semiconductors & semiconductor equipment	5.49
Software	2.44
Specialty retail	0.35
Technology hardware, storage & peripherals	2.80
Textiles, apparel & luxury goods	0.29
Tobacco	1.30
Transportation infrastructure	0.32
Wireless telecommunication services	0.92
Total common stocks	84.93%
Preferred stocks	0.51
Short-term investment	24.81
Total investments before investments sold short	110.25%

UBS Equity Long-Short Multi-Strategy Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2015

Investments sold short
Common stocks
Aerospace & defense	(0.55)%
Airlines	(0.19)
Automobiles	(0.61)
Banks	(2.74)
Beverages	(1.25)
Biotechnology	(1.79)
Capital markets	(2.02)
Chemicals	(0.39)
Commercial services & supplies	(1.05)
Communications equipment	(1.23)
Construction & engineering	(0.97)
Construction materials	(0.36)
Consumer finance	(0.28)
Distributors	(0.26)
Diversified consumer services	(0.12)
Diversified financial services	(0.26)
Diversified telecommunication services	(1.41)
Electric utilities	(0.47)
Electrical equipment	(0.91)
Electronic equipment, instruments & components	(0.69)
Energy equipment & services	(4.23)
Food & staples retailing	(2.22)
Food products	(1.63)
Gas utilities	(0.11)
Health care equipment & supplies	(2.84)
Health care providers & services	(1.27)
Hotels, restaurants & leisure	(1.64)
Household durables	(0.98)
Household products	(0.29)
Independent power and renewable electricity producers	(0.35)
Industrial conglomerates	(0.06)
Insurance	(2.65)
Internet software & services	(0.55)
IT services	(0.89)
Life sciences tools & services	(1.19)
Machinery	(2.69)
Marine	(0.29)
Media	(0.95)
Metals & mining	(1.38)
Multiline retail	(0.35)
Multi-utilities	(0.65)
Oil, gas & consumable fuels	(4.09)
Personal products	(0.10)
Pharmaceuticals	(1.31)
Real estate investment trust (REIT)	(0.56)
Road & rail	(0.15)
Semiconductors & semiconductor equipment	(2.43)
Software	(1.63)
Specialty retail	(0.62)
Technology hardware, storage & peripherals	(0.80)
Textiles, apparel & luxury goods	(0.98)
Thrifts & mortgage finance	(0.70)
Trading companies & distributors	(0.20)
Transportation infrastructure	(0.67)
Wireless telecommunication services	(0.73)
Total common stocks	(59.73)
Rights	(0.01)
Total investments sold short	(59.74)%
Total investments, net of investments sold short	50.51%
Cash and other assets, less liabilities	49.49
Net assets	100.00%

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 84.93%
Belgium: 0.70%
bpost SA	2,328	$65,337
KBC Groep NV*	884	54,633
Total Belgium common stocks		119,970

Brazil: 0.27%
Cielo SA	1,390	19,899
QGEP Participacoes SA	12,800	26,390
Total Brazil common stocks		46,289

Canada: 4.83%
Canadian Oil Sands Ltd.	13,410	104,290
Enerplus Corp.	2,350	23,824
Gran Tierra Energy, Inc.*	31,130	85,042
Kelt Exploration Ltd.*	3,500	20,919
MEG Energy Corp.*	4,900	79,155
Paramount Resources Ltd., Class A*	4,815	118,612
Perpetual Energy, Inc.*	135,400	115,457
ShaMaran Petroleum Corp.*	65,000	4,619
Suncor Energy, Inc.	975	28,491
Teck Resources Ltd., Class B	3,700	50,772
Toronto-Dominion Bank	1,100	47,081
TransGlobe Energy Corp.[1]	35,385	125,263
Trilogy Energy Corp.	3,545	20,796
Total Canada common stocks		824,321

Chile: 0.16%
Geopark Ltd.*	6,900	26,427

China: 1.88%
AIA Group Ltd.	17,200	107,990
Alibaba Group Holding Ltd. ADR*1	682	56,770
Hollysys Automation Technologies Ltd.	1,890	37,554
Lenovo Group Ltd.	31,800	46,339
Tianhe Chemicals Group Ltd.*2,6	200,000	30,183
Vipshop Holdings Ltd. ADR*	1,410	41,511
Total China common stocks		320,347

Denmark: 1.23%
A.P. Moeller-Maersk A/S, Class B	25	52,256
Novo Nordisk A/S, Class B	1,418	75,698
Topdanmark A/S*	1,674	50,088
Tryg A/S	266	31,284
Total Denmark common stocks		209,326

Finland: 1.39%
Sampo Oyj, Class A	2,357	118,883
UPM-Kymmene Oyj	3,976	77,242
Wartsila Oyj Abp	933	41,267
Total Finland common stocks		237,392

France: 3.82%
Cap Gemini SA	727	59,644
Groupe Eurotunnel SA	3,783	54,233
Ipsen SA	1,035	48,974
Pernod Ricard SA	656	77,567
Publicis Groupe SA	678	52,312
Safran SA	1,146	80,073
TOTAL SA	1,339	66,558
UBISOFT Entertainment*	2,996	55,320
Unibail-Rodamco SE	228	61,568
Valeo SA	307	45,791
Veolia Environnement SA	2,588	48,948
Total France common stocks		650,988

Germany: 4.21%
adidas AG	635	50,142
Bayer AG	914	136,749
Daimler AG	518	49,746
Deutsche Annington Immobilien SE	1,429	48,154

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Deutsche Wohnen AG	2,290	$58,571
Freenet AG	1,241	37,294
Fresenius Medical Care AG & Co. KGaA	802	66,663
Fresenius SE & Co KGaA	855	50,972
HOCHTIEF AG	824	62,350
Krones AG	384	39,865
Merck KGaA	345	38,612
Rocket Internet SE*3	525	25,979
ThyssenKrupp AG	2,040	53,407
Total Germany common stocks		718,504

Greece: 0.07%
Piraeus Bank SA*	32,629	12,593

Ireland: 0.49%
Perrigo Co. PLC	200	33,110
Ryanair Holdings PLC ADR	765	51,079
Total Ireland common stocks		84,189

Israel: 2.86%
Check Point Software Technologies Ltd.*1	2,835	232,385
Mellanox Technologies Ltd.*1	2,100	95,214
Teva Pharmaceutical Industries Ltd. ADR	2,580	160,734
Total Israel common stocks		488,333

Italy: 1.19%
Intesa Sanpaolo SpA	8,886	30,159
Mediobanca SpA	5,344	51,129
Mediolanum SpA	15,150	122,171
Total Italy common stocks		203,459

Japan: 4.45%
Astellas Pharma, Inc.	4,100	67,178
Bridgestone Corp.	900	36,036
Fuji Heavy Industries Ltd.	700	23,237
Hino Motors Ltd.	3,800	54,069
Hitachi Ltd.	6,000	40,979
Inpex Corp.	3,900	42,973
Japan Airlines Co., Ltd.	2,200	68,436
Japan Petroleum Exploration Co.	1,200	40,658
KDDI Corp.	2,760	62,356
Lawson, Inc.	500	34,660
ORIX Corp.	4,600	64,635
Panasonic Corp.	2,500	32,830
Sony Corp.*	2,200	58,836
Sumitomo Realty & Development Co., Ltd.	1,000	36,001
THK Co., Ltd.	2,400	60,986
Toyota Industries Corp.	600	34,318
Total Japan common stocks		758,188

Luxembourg: 0.31%
Grand City Properties SA*	2,800	51,949

Netherlands: 1.55%
ING Groep NV CVA*	3,172	46,463
Koninklijke KPN NV	15,843	53,702
NN Group NV*3	1,750	49,612
NXP Semiconductors NV ,	1,140	114,411
Total Netherlands common stocks		264,188

Norway: 1.49%
Det Norske Oljeselskap ASA*	3,348	18,410
DNB ASA	3,249	52,145
Gjensidige Forsikring ASA	3,408	58,803

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks—(continued)
Norway—(concluded)
Telenor ASA	2,505	$50,552
Yara International ASA	1,451	73,671
Total Norway common stocks		253,581

South Africa: 0.46%
Naspers Ltd., Class N	515	78,996

South Korea: 0.60%
Samsung Electronics Co. Ltd. GDR[4]	58	37,666
Samsung Electronics Co., Ltd.	14	18,155
Wonik IPS Co., Ltd.*	4,665	46,546
Total South Korea common stocks		102,367

Spain: 1.54%
Acciona SA*	674	51,909
Amadeus IT Holding SA, Class A	1,320	56,571
Atresmedia Corp. de Medios de Comunicacion SA	1,600	24,204
Bankia SA*	16,000	22,298
Mediaset Espana Comunicacion SA*	2,200	27,541
Melia Hotels International SA	2,000	24,654
Red Electrica Corp. SA	690	56,106
Total Spain common stocks		263,283

Sweden: 1.95%
Assa Abloy AB, Class B	849	50,571
Betsson AB*	1,422	53,406
Lundin Petroleum AB*	4,003	54,772
Nordea Bank AB	4,336	52,814
Swedish Match AB	2,383	70,067
Telefonaktiebolaget LM Ericsson, Class B	4,096	51,425
Total Sweden common stocks		333,055

Switzerland: 1.53%
Molecular Partners AG*	1,211	31,804
Novartis AG	1,678	165,620
Zurich Insurance Group AG*	187	63,206
Total Switzerland common stocks		260,630

Taiwan: 0.33%
Catcher Technology Co., Ltd. GDR[4]	1,080	56,606

United Kingdom: 0.89%
Aon PLC[1]	610	58,633
Noble Corp. PLC[1]	2,990	42,697
Poundland Group PLC	3,789	20,475
Unilever NV CVA	723	30,213
Total United Kingdom common stocks		152,018

United States: 46.73%
AbbVie, Inc.[1]	1,515	88,688
Acorda Therapeutics, Inc.*1	2,590	86,195
Actavis PLC*1	705	209,822
Aetna, Inc.[1]	1,085	115,585
Alexion Pharmaceuticals, Inc.*1	147	25,475
Alliance Data Systems Corp.*1	112	33,180
Allstate Corp.[1]	840	59,783
Alnylam Pharmaceuticals, Inc.*1	1,065	111,207
Altera Corp.[1]	2,890	124,010
Amazon.com, Inc.*1	315	117,211
American Campus Communities, Inc.[1]	730	31,295
American Express Co.[1]	1,280	99,994
American International Group, Inc.[1]	800	43,832
Ameriprise Financial, Inc.[1]	270	35,327
Anthem, Inc.[1]	610	94,190
Apple, Inc.[1]	1,810	225,218
Applied Materials, Inc.[1]	5,320	120,019

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Baker Hughes, Inc.[1]	630	$40,055
Bank of America Corp.[1]	3,620	55,712
Baxter International, Inc.[1]	845	57,882
Best Buy Co., Inc.[1]	1,570	59,330
Bio-Rad Laboratories, Inc., Class A*1	760	102,737
Bluebird Bio, Inc.*1	500	60,385
Boeing Co.[1]	555	83,294
Broadcom Corp., Class A1	1,960	84,858
Capital One Financial Corp.[1]	1,520	119,806
Catalent, Inc.*1	1,620	50,463
CBS Corp. (Non-Voting), Class B1	500	30,315
Celgene Corp.*1	1,289	148,596
Chevron Corp.[1]	150	15,747
Chimerix, Inc.*1	3,740	140,961
Citigroup, Inc.[1]	2,770	142,710
Colfax Corp.*1	1,360	64,913
Colgate-Palmolive Co.[1]	390	27,043
Control4 Corp.*1	1,500	17,970
CVS Health Corp.[1]	635	65,538
Danaher Corp.[1]	920	78,108
Digital Realty Trust, Inc.[1]	1,600	105,536
Eli Lilly & Co.[1]	1,520	110,428
Envision Healthcare Holdings, Inc.*1	1,660	63,661
EOG Resources, Inc.[1]	390	35,759
F5 Networks, Inc.*1	480	55,171
Fifth Third Bancorp[1]	5,890	111,027
Fiserv, Inc.*1	690	54,786
Ford Motor Co.[1]	1,620	26,147
Freescale Semiconductor Ltd.*1	2,780	113,313
General Electric Co.[1]	1,880	46,643
General Motors Co.[1]	2,470	92,625
Google, Inc., Class A*1	85	47,150
Google, Inc., Class C*1	85	46,580
HCA Holdings, Inc.*1	2,020	151,965
HeartWare International, Inc.*1	600	52,662
Herman Miller, Inc.[1]	1,395	38,725
Hertz Global Holdings, Inc.*1	4,240	91,923
Hess Corp.[1]	475	32,238
Hormel Foods Corp.[1]	835	47,470
Impax Laboratories, Inc.*1	3,140	147,172
Incyte Corp.*1	215	19,707
Invesco Ltd.[1]	2,090	82,952
Jabil Circuit, Inc.[1]	5,190	121,342
Joy Global, Inc.[1]	1,510	59,162
JPMorgan Chase & Co.[1]	2,430	147,209
Laboratory Corp. of America Holdings*1	750	94,568
Lennar Corp., Class A1	830	43,002
Lexicon Pharmaceuticals, Inc.*1	24,560	23,192
Lincoln National Corp.[1]	1,620	93,085
LyondellBasell Industries NV, Class A1	575	50,485
MacroGenics, Inc.*1	400	12,548
Macy’s, Inc.[1]	1,335	86,655
McDermott International, Inc.*1	8,620	33,101
MDU Resources Group, Inc.	1,050	22,407
MetLife, Inc.[1]	1,970	99,584
Micron Technology, Inc.*1	3,370	91,428
Microsoft Corp.	730	29,678
Mondelez International, Inc., Class A1	3,540	127,759
Monsanto Co.[1]	220	24,759
Morgan Stanley[1]	2,735	97,612
NetApp, Inc.[1]	2,650	93,969
Oasis Petroleum, Inc.*1	2,100	29,862

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks—(concluded)
United States—(concluded)
Parker-Hannifin Corp.[1]	200	$23,756
PDC Energy, Inc.*1	1,310	70,792
PepsiCo, Inc.[1]	1,210	115,700
Philip Morris International, Inc.[1]	2,020	152,167
Praxair, Inc.[1]	410	49,503
Regulus Therapeutics, Inc.*1	1,030	17,448
Rite Aid Corp.*1	7,810	67,869
Rocket Fuel, Inc.*1	1,240	11,408
Rock-Tenn Co., Class A1	980	63,210
Royal Caribbean Cruises Ltd.[1]	460	37,651
ServiceSource International, Inc.*1	14,090	43,679
Silicon Laboratories, Inc.*1	2,150	109,156
Symantec Corp.[1]	4,200	98,133
Thoratec Corp.*1	1,350	56,552
Time Warner Cable, Inc.[1]	690	103,417
Time Warner, Inc.[1]	400	33,776
Time, Inc.[1]	32	718
T-Mobile US, Inc.*	1,800	57,042
UGI Corp.[1]	825	26,887
Ultra Petroleum Corp.*1	1,970	30,791
UnitedHealth Group, Inc.[1]	1,450	171,521
US Bancorp[1]	3,460	151,098
US Silica Holdings, Inc.[1]	970	34,542
Veeco Instruments, Inc.*1	1,220	37,271
Viacom, Inc., Class B1	520	35,516
Walgreens Boots Alliance, Inc.[1]	880	74,518
Walt Disney Co.[1]	1,090	114,330
Wells Fargo & Co.[1]	420	22,848
Yum! Brands, Inc.[1]	1,760	138,547
Total United States common stocks		7,972,347
Total common stocks (cost $12,990,462)		14,489,346

Preferred stocks: 0.51%
Brazil: 0.24%
Itau Unibanco Holding SA, Preference shares	3,750	41,489

Italy: 0.27%
Telecom Italia SpA, Preference shares	48,736	45,827
Total preferred stocks (cost $89,498)		87,316

Short-term investment: 24.81%
Investment company: 24.81%
UBS Cash Management Prime Relationship Fund[5] (cost $4,232,580)	4,232,580	4,232,580
Total investments before investments sold short: 110.25% (cost $17,312,540)		18,809,242

Investments sold short: (59.74)%
Common stocks: (59.73)%
Australia: (1.40)%
Carnegie Wave Energy Ltd.	(62,500)	(2,992)
Energy World Corp. Ltd.	(81,633)	(23,903)
FAR Ltd.	(210,000)	(15,119)
Fortescue Metals Group Ltd.	(10,064)	(14,898)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
InterOil Corp.	(730)	$(33,682)
Sirius Resources NL	(6,200)	(12,772)
Syrah Resources Ltd.	(10,000)	(28,102)
Wesfarmers Ltd.	(2,543)	(84,921)
Woolworths Ltd.	(994)	(22,260)
Total Australia common stocks		(238,649)

Austria: (0.79)%
Andritz AG	(503)	(30,033)
OMV AG	(949)	(26,033)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(1,788)	(79,166)
Total Austria common stocks		(135,232)

Belgium: (0.12)%
Umicore SA	(475)	(19,839)

Bermuda: (0.28)%
Golar LNG Ltd.	(620)	(20,634)
Nabors Industries Ltd.	(1,200)	(16,380)
Seadrill Ltd.	(1,150)	(10,752)
Total Bermuda common stocks		(47,766)

Brazil: (0.25)%
Gafisa SA ADR	(20,846)	(27,517)
Petroleo Brasileiro SA ADR	(2,500)	(15,025)
Total Brazil common stocks		(42,542)

Canada: (2.04)%
Alterra Power Corp.	(39,000)	(10,777)
Altius Minerals Corp.	(900)	(8,996)
Athabasca Oil Corp.	(20,565)	(34,098)
Ballard Power Systems, Inc.	(14,305)	(29,817)
Bombardier, Inc., Class B	(6,360)	(12,554)
Canacol Energy Ltd.	(5,250)	(11,814)
Copper Mountain Mining Corp.	(39,165)	(35,870)
Fission Uranium Corp.	(11,500)	(11,985)
Hydrogenics Corp.	(1,020)	(11,557)
Just Energy Group, Inc.	(5,210)	(24,352)
Mega Uranium Ltd.	(143,500)	(9,630)
MFC Industrial Ltd.	(1,705)	(6,922)
Northern Blizzard Resources, Inc.	(2,400)	(14,496)
Northland Power, Inc.	(1,025)	(14,009)
Petromanas Energy, Inc.	(193,500)	(7,639)
Petrowest Corp.	(13,005)	(3,696)
Polaris Materials Corp.	(8,000)	(14,970)
Rubicon Minerals Corp.	(9,900)	(8,989)
Seven Generations Energy Ltd., Class A	(2,750)	(35,066)
SNC-Lavalin Group, Inc.	(410)	(12,732)
Sunshine Oilsands Ltd.	(135,000)	(5,489)
Talisman Energy, Inc.	(1,800)	(13,800)
Trevali Mining Corp.	(10,520)	(8,721)
Total Canada common stocks		(347,979)

China: (0.58)%
Hanergy Thin Film Power Group Ltd.	(24,000)	(21,611)
Lonking Holdings Ltd.	(130,000)	(26,527)
MIE Holdings Corp.	(116,000)	(11,814)
Newocean Energy Holdings Ltd.	(53,000)	(26,209)
Sino Gas & Energy Holdings Ltd.	(84,475)	(12,176)
Total China common stocks		(98,337)

Colombia: (0.38)%
Pacific Rubiales Energy Corp.	(27,005)	(64,392)

Cyprus: (0.07)%
Deep Sea Supply PLC	(14,602)	(6,532)
Songa Offshore	(34,000)	(6,074)
Total Cyprus common stocks		(12,606)

Denmark: (0.48)%
FLSmidth & Co. A/S	(1,124)	(50,506)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Denmark—(concluded)
William Demant Holding A/S	(365)	$(30,994)
Total Denmark common stocks		(81,500)

Finland: (2.30)%
Fiskars Oyj Abp	(2,349)	(44,893)
Kone OYJ, Class B	(490)	(21,727)
Konecranes Oyj	(2,029)	(63,936)
Metso Oyj	(2,376)	(69,419)
Outokumpu Oyj	(7,214)	(57,333)
Outotec Oyj	(11,184)	(68,456)
Stockmann Oyj Abp, Class B	(4,157)	(32,864)
YIT Oyj	(6,083)	(33,342)
Total Finland common stocks		(391,970)

France: (1.69)%
Air France-KLM	(1,425)	(12,530)
Areva SA	(2,036)	(18,146)
AXA SA	(2,221)	(55,901)
Bourbon SA	(860)	(14,752)
CGG SA	(2,050)	(11,631)
Dassault Systemes	(489)	(33,093)
Electricite de France SA	(1,831)	(43,904)
Suez Environnement Co.	(1,020)	(17,561)
Technip SA	(683)	(41,313)
Veolia Environnement SA	(2,120)	(40,097)
Total France common stocks		(288,928)

Germany: (2.78)%
Brenntag AG	(442)	(26,407)
Deutsche Lufthansa AG	(1,400)	(19,604)
Fraport AG Frankfurt Airport Services Worldwide	(1,024)	(61,165)
H&R AG	(1,774)	(11,325)
Hamburger Hafen und Logistik AG	(2,531)	(53,114)
Hannover Rueck SE	(430)	(44,434)
K+S AG	(575)	(18,735)
METRO AG	(2,566)	(86,961)
Rhoen-Klinikum AG	(2,342)	(58,145)
RWE AG	(1,165)	(29,661)
Salzgitter AG	(526)	(15,251)
SGL Carbon SE	(3,031)	(49,221)
Total Germany common stocks		(474,023)

Hong Kong: (0.10)%
Brightoil Petroleum Holdings Ltd.	(51,000)	(17,294)

Ireland: (1.26)%
Bank of Ireland	(106,372)	(40,586)
Endo International PLC	(630)	(56,511)
King Digital Entertainment PLC	(1,600)	(25,664)
Seagate Technology PLC	(740)	(38,502)
Tyco International PLC	(1,240)	(53,395)
Total Ireland common stocks		(214,658)

Italy: (1.62)%
Amplifon SpA	(5,152)	(35,001)
Piaggio & C SpA	(12,170)	(37,086)
Saipem SpA	(8,805)	(89,564)
Saras SpA	(4,042)	(7,023)
Telecom Italia SpA	(44,093)	(51,628)
UniCredit SpA	(8,304)	(56,312)
Total Italy common stocks		(276,614)

Japan: (0.48)%
JX Holdings, Inc.	(9,100)	(35,014)
Mitsui OSK Lines Ltd.	(8,000)	(27,133)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Tokyo Electric Power Co., Inc.	(5,100)	$(19,303)
Total Japan common stocks		(81,450)

Luxembourg: (0.09)%
Oriflame Cosmetics SA SDR	(1,225)	(16,375)

Mexico: (0.42)%
Alfa SAB de CV, Class A	(5,000)	(10,096)
America Movil SAB de CV, Class L ADR	(1,900)	(38,874)
Coca-Cola Femsa SAB de CV ADR	(280)	(22,361)
Total Mexico common stocks		(71,331)

Netherlands: (1.48)%
Aegon NV	(4,374)	(34,536)
Akzo Nobel NV	(215)	(16,256)
CNH Industrial NV	(2,760)	(22,619)
Fugro NV CVA	(3,099)	(83,151)
Koninklijke Vopak NV	(553)	(30,518)
QIAGEN NV	(1,900)	(47,679)
SBM Offshore NV	(1,472)	(18,296)
Total Netherlands common stocks		(253,055)

Norway: (0.95)%
DOF ASA	(5,948)	(6,117)
Farstad Shipping ASA	(2,582)	(10,897)
Fred Olsen Energy ASA	(1,003)	(7,173)
Kongsberg Gruppen ASA	(875)	(17,414)
North Atlantic Drilling Ltd.	(8,200)	(9,512)
Petroleum Geo-Services ASA	(3,300)	(16,930)
Solstad Offshore ASA	(1,481)	(8,817)
Storebrand ASA	(6,400)	(23,255)
TGS-Nopec Geophysical Co. ASA	(2,808)	(62,151)
Total Norway common stocks		(162,266)

Portugal: (0.43)%
Jeronimo Martins, SGPS SA	(5,816)	(73,187)

Russia: (0.19)%
Magnit PJSC GDR[4]	(633)	(32,214)

Singapore: (0.57)%
Dyna-Mac Holdings Ltd.	(60,500)	(13,879)
Sembcorp Marine Ltd.	(13,400)	(28,442)
Wilmar International Ltd.	(22,900)	(54,364)
Total Singapore common stocks		(96,685)

South Africa: (0.18)%
Vodacom Group Ltd.	(2,855)	(31,185)

Spain: (2.17)%
Banco Bilbao Vizcaya Argentaria SA	(3,778)	(38,156)
Banco Popular Espanol SA	(10,753)	(52,594)
Distribuidora Internacional de Alimentacion SA	(10,189)	(79,515)
Ebro Foods SA	(2,595)	(48,394)
Enagas SA	(640)	(18,301)
Repsol SA	(1,728)	(32,167)
Tecnicas Reunidas SA	(1,683)	(70,642)
Zardoya Otis SA	(2,347)	(30,291)
Total Spain common stocks		(370,060)

Sweden: (1.06)%
Alfa Laval AB	(1,277)	(25,081)
Electrolux AB, Series B	(1,901)	(54,308)
Modern Times Group AB, Class B	(2,208)	(67,617)
Svenska Handelsbanken AB, Class A	(760)	(34,228)
Total Sweden common stocks		(181,234)

Switzerland: (1.47)%
Aryzta AG	(330)	(20,230)
Emmi AG	(83)	(28,687)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Switzerland—(concluded)
Garmin Ltd.	(860)	$(40,867)
Holcim Ltd.	(260)	(19,371)
Kuehne + Nagel International AG	(152)	(22,568)
STMicroelectronics NV	(2,280)	(21,247)
Sulzer AG	(391)	(42,919)
Swatch Group AG	(79)	(33,410)
Transocean Ltd.	(600)	(8,802)
Ypsomed Holding AG	(137)	(12,843)
Total Switzerland common stocks		(250,944)

Turkey: (0.21)%
Anadolu Efes Biracilik Ve Malt Sanayii AS	(1,500)	(12,511)
Coca-Cola Icecek AS	(1,410)	(23,811)
Total Turkey common stocks		(36,322)

United Kingdom: (0.33)%
Awilco Drilling PLC	(2,820)	(21,620)
Subsea 7 SA	(4,125)	(35,422)
Total United Kingdom common stocks		(57,042)

United States: (33.56)%
Abaxis, Inc.	(790)	(50,647)
Abbott Laboratories	(870)	(40,307)
AbbVie, Inc.	(1,340)	(78,444)
Acorda Therapeutics, Inc.	(800)	(26,624)
Akamai Technologies, Inc.	(750)	(53,284)
American International Group, Inc.	(1,690)	(92,595)
Associated Banc-Corp.	(2,980)	(55,428)
Astoria Financial Corp.	(3,486)	(45,144)
AT&T, Inc.	(3,145)	(102,684)
Bank of America Corp.	(3,160)	(48,632)
Bank of New York Mellon Corp.	(1,240)	(49,898)
Baxter International, Inc.	(330)	(22,605)
Bio-Reference Laboratories, Inc.	(930)	(32,773)
Bristol-Myers Squibb Co.	(920)	(59,340)
Brocade Communications Systems, Inc.	(3,700)	(43,900)
Brown-Forman Corp., Class B	(500)	(45,175)
Buffalo Wild Wings, Inc.	(325)	(58,903)
C.R. Bard, Inc.	(155)	(25,939)
Cablevision Systems Corp., Class A	(2,150)	(39,345)
Caesars Entertainment Corp.	(1,550)	(16,322)
Cavium, Inc.	(870)	(61,613)
Celgene Corp.	(870)	(100,294)
Charles Schwab Corp.	(3,070)	(93,451)
Choice Hotels International, Inc.	(980)	(62,789)
Chubb Corp.	(130)	(13,143)
Ciena Corp.	(3,000)	(57,930)
Clorox Co.	(450)	(49,675)
Cognizant Technology Solutions Corp., Class A	(1,170)	(72,996)
Colfax Corp.	(1,000)	(47,730)
Constellation Brands, Inc., Class A	(545)	(63,334)
Deere & Co.	(270)	(23,676)
DENTSPLY International, Inc.	(600)	(30,534)
Diamond Offshore Drilling, Inc.	(450)	(12,056)
Diebold, Inc.	(1,310)	(46,453)
Douglas Emmett, Inc.	(620)	(18,482)
Dr. Pepper Snapple Group, Inc.	(580)	(45,518)
Electronic Arts, Inc.	(1,400)	(82,341)
Emerald Oil, Inc.	(12,435)	(9,202)
Enanta Pharmaceuticals, Inc.	(440)	(13,473)
Equity Residential	(370)	(28,808)
F5 Networks, Inc.	(370)	(42,528)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Federal Realty Investment Trust	(150)	$(22,081)
First Niagara Financial Group, Inc.	(2,510)	(22,188)
Flextronics International Ltd.	(5,190)	(65,783)
FMC Technologies, Inc.	(580)	(21,466)
Ford Motor Co.	(1,320)	(21,305)
Freeport-McMoRan, Inc.	(2,350)	(44,533)
FreightCar America, Inc.	(855)	(26,873)
Frontier Communications Corp.	(6,200)	(43,710)
FuelCell Energy, Inc.	(26,600)	(33,250)
GameStop Corp., Class A	(730)	(27,711)
Gannett Co., Inc.	(1,500)	(55,620)
Genie Energy Ltd., Class B	(2,180)	(17,331)
Genuine Parts Co.	(480)	(44,731)
Gulfmark Offshore, Inc., Class A	(600)	(7,824)
Hartford Financial Services Group, Inc.	(1,820)	(76,112)
Healthcare Services Group, Inc.	(2,410)	(77,433)
Helmerich & Payne, Inc.	(300)	(20,421)
Hercules Offshore, Inc.	(15,000)	(6,288)
Hess Corp.	(370)	(25,112)
Houston American Energy Corp.	(28,500)	(5,700)
Hyatt Hotels Corp., Class A	(810)	(47,968)
IDEXX Laboratories, Inc.	(460)	(71,061)
Intel Corp.	(1,820)	(56,911)
International Business Machines Corp.	(210)	(33,705)
Intrexon Corp.	(1,170)	(53,083)
Intuitive Surgical, Inc.	(102)	(51,513)
ITT Educational Services, Inc.	(2,900)	(19,691)
Janus Capital Group, Inc.	(3,500)	(60,165)
Juniper Networks, Inc.	(785)	(17,725)
KLA-Tencor Corp.	(580)	(33,808)
Leucadia National Corp.	(900)	(20,061)
Lexmark International, Inc., Class A	(931)	(39,419)
Lilis Energy, Inc.	(9,900)	(9,702)
Linear Technology Corp.	(900)	(42,120)
LinnCo LLC	(3,250)	(31,103)
Lockheed Martin Corp.	(160)	(32,474)
Magnum Hunter Resources Corp.	(24,400)	(65,148)
McCormick & Co. Inc. (Non-voting)	(775)	(59,760)
Mead Johnson Nutrition Co.	(410)	(41,217)
MEDNAX, Inc.	(670)	(48,582)
Mettler-Toledo International, Inc.	(245)	(80,519)
Michael Kors Holdings Ltd.	(450)	(29,588)
Microchip Technology, Inc.	(900)	(44,010)
Miller Energy Resources, Inc.	(3,255)	(2,035)
Motorola Solutions, Inc.	(720)	(48,002)
NetApp, Inc.	(365)	(12,943)
New York Community Bancorp, Inc.	(2,640)	(44,167)
Northern Trust Corp.	(480)	(33,432)
Northrop Grumman Corp.	(190)	(30,582)
Pacific Drilling SA	(2,410)	(9,375)
Paragon Offshore PLC	(5,000)	(6,500)
Patterson Cos., Inc.	(880)	(42,935)
People’s United Financial, Inc.	(1,990)	(30,248)
PerkinElmer, Inc.	(710)	(36,309)
Pioneer Natural Resources Co.	(160)	(26,162)
Plug Power, Inc.	(5,400)	(13,986)
Post Holdings, Inc.	(550)	(25,762)
Public Storage	(130)	(25,628)
PVH Corp.	(290)	(30,902)
Red Hat, Inc.	(1,115)	(84,461)
Repligen Corp.	(1,190)	(36,128)
ResMed, Inc.	(340)	(24,405)
Sagent Pharmaceuticals, Inc.	(1,220)	(28,365)
SandRidge Energy, Inc.	(3,615)	(6,435)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
Santander Consumer USA Holdings, Inc.	(2,030)	$(46,974)
SBA Communications Corp., Class A	(460)	(53,866)
Schlumberger Ltd.	(645)	(53,819)
Sears Holdings Corp.	(650)	(26,897)
Staples, Inc.	(2,800)	(45,598)
Starwood Hotels & Resorts Worldwide, Inc.	(510)	(42,585)
Stericycle, Inc.	(340)	(47,746)
STERIS Corp.	(600)	(42,162)
Stifel Financial Corp.	(990)	(55,192)
Synopsys, Inc.	(1,130)	(52,342)
Syntroleum Corp.[2,6]	(1,235)	(5,311)
TD Ameritrade Holding Corp.	(1,430)	(53,282)
Teradyne, Inc.	(2,500)	(47,125)
Tesla Motors, Inc.	(240)	(45,305)
Texas Instruments, Inc.	(1,510)	(86,349)
Textura Corp.	(695)	(18,890)
Thermo Fisher Scientific, Inc.	(290)	(38,959)
Tidewater, Inc.	(500)	(9,570)
Travelers Cos., Inc.	(300)	(32,439)
Triangle Petroleum Corp.	(4,285)	(21,554)
Twitter, Inc.	(440)	(22,035)
Under Armour, Inc., Class A	(910)	(73,483)
United Therapeutics Corp.	(440)	(75,871)
US Geothermal, Inc.	(17,000)	(8,121)
Verizon Communications, Inc.	(890)	(43,281)
Voya Financial, Inc.	(560)	(24,142)
Vulcan Materials Co.	(320)	(26,976)
Wendy’s Co.	(4,710)	(51,339)
Werner Enterprises, Inc.	(835)	(26,227)
Westamerica Bancorporation	(920)	(39,753)
Williams-Sonoma, Inc.	(400)	(31,884)
Xerox Corp.	(3,490)	(44,847)
Zebra Technologies Corp., Class A	(570)	(51,708)
Zeltiq Aesthetics, Inc.	(1,370)	(42,237)
Zimmer Holdings, Inc.	(340)	(39,957)
Zions Bancorporation	(2,950)	(79,650)
Total United States common stocks		(5,725,058)
Total common stocks (proceeds $10,408,417)		(10,190,737)

	Number of rights
Rights: (0.01)%
Spain: (0.01)%
Banco Bilbao Vizcaya Argentaria SA, expires 04/14/15* (proceeds $0)	(3,778)	(544)
Total investments sold short (proceeds $10,408,417)		(10,191,281)
Total investments, net of investments sold short: 50.51%		8,617,961
Cash and other assets, less liabilities: 49.49%		8,443,139
Net assets: 100.00%		$17,061,100

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,293,606
Gross unrealized depreciation	(796,904)
Net unrealized appreciation of investments	$1,496,702

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	195,000	USD	151,070	04/22/15	$2,730
JPMCB	JPY	15,800,000	USD	135,224	04/22/15	3,444
JPMCB	JPY	2,100,000	USD	17,500	04/22/15	(15)
JPMCB	TRY	640,000	USD	261,771	04/22/15	16,935
JPMCB	USD	156,139	EUR	135,000	04/22/15	(10,940)
JPMCB	USD	34,590	ZAR	410,000	04/22/15	(904)
JPMCB	ZAR	1,780,000	USD	152,537	04/22/15	6,287
Net unrealized appreciation on forward foreign currency contracts						$17,537

Futures contracts

	Expiration date	Proceeds	Value	Unrealized appreciation
Index futures sell contracts:
S&P 500 Index, 1 contract (USD)	June 2015	$(517,097)	$(515,200)	$1,897

Portfolio Swap Outstanding6

Counterparty	Description	Termination Date[7]	Value
CSI	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR floating rate.	Twelve month maturities of 08/04/15—02/06/17	$2,229

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

Additional Information for Portfolio Swap

Portfolio swap positions	Notional Values[8]	Current Values[9]	Value[10]

Long Positions

Chile
GeoPark Ltd.	$16,151	$16,603	$452

France
Danone SA	26,867	28,311	1,444
LVMH Moet Hennessy Louis Vuitton SE	39,791	39,596	(195)
Schneider Electric SE	46,003	49,804	3,801
Total France	112,661	117,711	5,050

Ireland
Shire PLC	155,608	166,063	10,455

Netherlands
Royal Dutch Shell PLC	70,817	66,908	(3,909)

United Kingdom
Anglo American PLC	31,336	28,376	(2,960)
ARM Holdings PLC	49,214	47,977	(1,237)
Ashtead Group PLC	59,928	59,661	(267)
Associated British Foods PLC	34,076	30,883	(3,193)
AstraZeneca PLC	68,102	70,540	2,438
Aviva PLC	114,367	115,258	891
Balfour Beatty PLC	31,332	29,949	(1,383)
Berkeley Group Holdings PLC	40,823	41,108	285
Big Yellow Group PLC	27,553	29,206	1,653
BP PLC	24,068	24,794	726
Burberry Group PLC	28,428	28,505	77
Capita PLC	60,228	56,486	(3,742)
Dignity PLC	48,477	45,633	(2,844)
Direct Line Insurance Group PLC	80,382	78,161	(2,221)
Essentra PLC	79,543	77,394	(2,149)
Genel Energy PLC	60,133	45,301	(14,832)
GlaxoSmithKline PLC	40,994	41,275	281
Glencore PLC	30,237	34,766	4,529
Halma PLC	19,821	19,363	(458)
Hurricane Energy PLC	16,440	16,622	182
Imperial Tobacco Group PLC	43,966	41,673	(2,293)
Indivior PLC	25,737	27,881	2,144
Legal & General Group PLC	62,819	62,405	(414)
London Stock Exchange Group PLC	97,482	97,653	171
Michael Page International PLC	36,031	39,892	3,861
National Grid PLC	57,862	56,862	(1,000)
Next PLC	37,801	35,359	(2,442)
NextEnergy Solar Fund Ltd.	28,265	28,350	85
Nichols PLC	12,165	13,052	887
Old Mutual PLC	58,580	57,417	(1,163)
Petra Diamonds Ltd.	20,039	23,896	3,857
Playtech PLC	63,548	64,172	624
Premier Oil PLC	16,803	15,200	(1,603)
Reckitt Benckiser Group PLC	62,203	61,422	(781)
Rio Tinto PLC	42,087	40,000	(2,087)
Rockhopper Exploration PLC	18,637	22,426	3,789
SABMiller PLC	60,815	58,825	(1,990)
Standard Life PLC	53,824	48,948	(4,876)
Unilever PLC	95,350	93,753	(1,597)
Vodafone Group PLC	47,672	46,843	(829)
William Hill PLC	64,436	63,150	(1,286)
Total United Kingdom	1,951,604	1,920,437	(31,167)

Total Long Positions of Portfolio Swap	2,306,841	2,287,722	(19,119)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

Portfolio swap positions (continued)	Notional Values[8]	Current Values[9]	Value[10]

Short Positions

China
Green Dragon Gas Ltd.	$(9,668)	$(8,571)	$1,097

Hong Kong
China Coal Energy	(78,220)	(80,434)	(2,214)

Indonesia
Bank Mandiri Persero Tbk PT	(39,130)	(42,915)	(3,785)

Ireland
San Leon Energy PLC	(4,795)	(5,875)	(1,080)

Isle of Man
Bahamas Petroleum Company PLC	(13,885)	(15,852)	(1,967)

Malaysia
Maxis Bhd	(29,559)	(29,267)	292
SapuraKencana Petroleum Bhd	(18,109)	(15,644)	2,465
Total Malaysia	(47,668)	(44,911)	2,757

Netherlands
Royal Dutch Shell PLC	(13,730)	(13,620)	110

South Korea
Daewoo Shipbuilding and Marine Engineering Co., Ltd.	(85,957)	(78,208)	7,749
Hyundai Heavy Industries Co., Ltd.	(86,163)	(82,902)	3,261
South Korea	(172,120)	(161,110)	11,010

Taiwan
Acer, Inc.	(15,638)	(15,392)	246
Compal Electronics, Inc.	(16,142)	(18,277)	(2,135)
HTC Corp	(9,952)	(8,902)	1,050
Taiwan Glass Industry Corp.	(31,701)	(30,958)	743
Total Taiwan	(73,433)	(73,529)	(96)

United Kingdom
Admiral Group PLC	(30,477)	(32,153)	(1,676)
Aggreko PLC	(19,612)	(19,250)	362
Cable & Wireless Communications PLC	(23,002)	(28,113)	(5,111)
Centrica PLC	(25,596)	(26,410)	(814)
Chemring Group PLC	(16,038)	(15,443)	595
Croda International PLC	(26,406)	(26,484)	(78)
GlaxoSmithKline PLC	(43,875)	(46,500)	(2,625)
Home Retail Group PLC	(51,529)	(41,803)	9,726
Intertek Group PLC	(18,617)	(20,335)	(1,718)
Iofina PLC	(13,741)	(13,315)	426
John Wood Group PLC	(17,586)	(16,894)	692
Legal & General Group PLC	(38,883)	(40,360)	(1,477)
Lonmin PLC	(58,035)	(42,992)	15,043
Marks & Spencer Group PLC	(50,594)	(53,456)	(2,862)
Ocado Group PLC	(62,885)	(57,189)	5,696
TalkTalk Telecom Group PLC	(61,902)	(62,655)	(753)
Tesco PLC	(28,955)	(31,105)	(2,150)
WM Morrison Supermarkets PLC	(53,415)	(52,695)	720
Xcite Energy Ltd.	(9,465)	(9,418)	47
Total United Kingdom	(650,613)	(636,570)	14,043

United States
FuelCell Energy, Inc.	(10,680)	(11,125)	(445)

Total Short Positions of Portfolio Swap	(1,113,942)	(1,094,512)	19,430

Net Long and Short Positions of Portfolio Swap	1,192,899	1,193,210	311

Financing Costs and Other Receivables			1,918

Net Swap Agreement, at value			$2,229

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$9,793,482	$4,695,864	$—	$14,489,346
Preferred stocks	41,489	45,827	—	87,316
Short-term investment	—	4,232,580	—	4,232,580
Forward foreign currency contracts	—	29,396	—	29,396
Futures contracts	1,897	—	—	1,897
Swap agreements, net	—	2,229	—	2,229
Total	$9,836,868	$9,005,896	$—	$18,842,764

Liabilities
Common stocks sold short	$(6,555,203)	$(3,635,534)	$—	$(10,190,737)
Rights	—	(544)	—	(544)
Forward foreign currency contracts	—	(11,859)	—	(11,859)
Total	$(6,555,203)	$(3,647,937)	$—	$(10,203,140)

As of March 31, 2015, $1,106,157 of common stocks, common stocks sold short, and preferred stocks, net were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures.

Portfolio footnotes

*	Non-income producing security.
1	All or a portion of these securities have been delivered to cover open short positions.
2	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2015, the value of this security amounted to $35,494 or 0.21% of net assets.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $75,591 or 0.44% of net assets.

4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2015, the value of these securities amounted to $62,058 or 0.36% of net assets.

5	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	6/30/14	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$3,208,627	$8,743,846	$7,719,893	$4,232,580	$2,193

6	Illiquid investment as of March 31, 2015.
7	The twelve month maturity dates are measured from the commencement of investment in each underlying portfolio swap market.
8	Notional value represents the market value (including any fees or commissions) of the long and short positions at the time they are established.
9	Current value represents the market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
10	Value represents the unrealized gain (loss) of the positions at March 31, 2015.

UBS Global Sustainable Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2015

Common stocks
Airlines	0.68%
Automobiles	2.14
Banks	11.67
Biotechnology	5.09
Capital markets	1.15
Chemicals	5.65
Commercial services & supplies	1.00
Construction materials	2.27
Consumer finance	0.76
Containers & packaging	0.76
Diversified telecommunication services	1.60
Electrical equipment	1.87
Electronic equipment, instruments & components	0.96
Food products	1.68
Health care providers & services	1.88
Hotels, restaurants & leisure	1.93
Household durables	2.11
Household products	0.93
Insurance	7.30
Internet & catalog retail	1.17
IT services	0.22
Life sciences tools & services	0.95
Machinery	3.94
Marine	1.79
Media	2.70
Metals & mining	0.43
Multiline retail	2.38
Oil, gas & consumable fuels	4.56
Personal products	1.56
Pharmaceuticals	4.14
Real estate investment trust (REIT)	0.83
Road & rail	0.48
Semiconductors & semiconductor equipment	10.72
Software	4.29
Technology hardware, storage & peripherals	1.09
Trading companies & distributors	0.58
Wireless telecommunication services	2.57
Total common stocks	95.83%

Preferred stock	2.07
Rights	0.03
Short-term investment	1.70
Investment of cash collateral from securities loaned	2.42
Total investments	102.05%

Liabilities, in excess of cash and other assets	(2.05)
Net assets	100.00%

UBS Global Sustainable Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 95.83%
Australia: 1.00%
Brambles Ltd.	27,086	$236,873

Austria: 0.84%
OMV AG	7,263	199,235

Canada: 0.43%
Teck Resources Ltd., Class B	7,400	101,545

China: 1.93%
AIA Group Ltd.	47,238	296,583
Cathay Pacific Airways Ltd.	70,000	161,980
Total China common stocks		458,563

Denmark: 1.79%
A.P. Moeller - Maersk A/S, Class B1	203	424,316

France: 4.99%
Danone SA	5,911	398,448
Publicis Groupe SA	4,427	341,572
Schneider Electric SE	5,717	444,890
Total France common stocks		1,184,910

Germany: 3.12%
HeidelbergCement AG	6,809	538,471
SAP SE	2,789	201,582
Total Germany common stocks		740,053

Israel: 4.02%
Check Point Software Technologies Ltd.*	7,500	614,775
Mellanox Technologies Ltd.*	7,500	340,050
Total Israel common stocks		954,825

Italy: 1.23%
Intesa Sanpaolo SpA	86,223	292,641

Japan: 14.80%
Hino Motors Ltd.	17,800	253,270
Kao Corp.	7,400	369,512
KDDI Corp.	27,000	609,998
Makita Corp.	4,100	212,463
Panasonic Corp.	20,400	267,894
Shin-Etsu Chemical Co., Ltd.	2,000	130,576
Sumitomo Mitsui Financial Group, Inc.	12,000	459,655
THK Co., Ltd.	13,300	337,964
Tokio Marine Holdings, Inc.	13,200	498,258
Toyota Motor Corp.	5,400	376,940
Total Japan common stocks		3,516,530

Netherlands: 5.47%
Koninklijke DSM NV	7,459	415,723
NXP Semiconductors NV*	8,800	883,168
Total Netherlands common stocks		1,298,891

Norway: 3.09%
Statoil ASA	20,069	354,848
Telenor ASA	18,802	379,432
Total Norway common stocks		734,280

Spain: 3.93%
Banco Bilbao Vizcaya Argentaria SA	37,568	379,419
Banco Santander SA	34,010	254,952
Mediaset Espana Comunicacion SA*	23,876	298,897
Total Spain common stocks		933,268

Sweden: 2.98%
Lundin Petroleum AB*	17,567	240,365
Nordea Bank AB	38,408	467,828
Total Sweden common stocks		708,193

UBS Global Sustainable Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Switzerland: 3.51%
Novartis AG	4,622	$456,194
Zurich Insurance Group AG*	1,118	377,886
Total Switzerland common stocks		834,080

Taiwan: 2.30%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,300	547,084

United Kingdom: 6.69%
Aberdeen Asset Management PLC	40,282	274,051
Aviva PLC	55,071	440,727
Compass Group PLC	26,349	457,399
Next PLC	3,002	312,203
Premier Oil PLC	53,754	104,549
Total United Kingdom common stocks		1,588,929

United States: 33.71%
Acorda Therapeutics, Inc.*	6,400	212,992
Alnylam Pharmaceuticals, Inc.*	4,100	428,122
Amazon.com, Inc.*	750	279,075
American Express Co.	2,300	179,676
Apple, Inc.	2,080	258,814
Applied Materials, Inc.	12,300	277,488
Bio-Rad Laboratories, Inc., Class A*	1,670	225,751
Bluebird Bio, Inc.*	900	108,693
Broadcom Corp., Class A	8,800	380,996
Chimerix, Inc.*	7,450	280,790
Citigroup, Inc.	3,400	175,168
Colfax Corp.*	2,800	133,644
Digital Realty Trust, Inc.	3,000	197,880
Eli Lilly & Co.	7,250	526,713
Envision Healthcare Holdings, Inc.*	3,600	138,060
Ford Motor Co.	8,200	132,348
Jabil Circuit, Inc.	9,800	229,124
Lexicon Pharmaceuticals, Inc.*1	188,196	177,713
LyondellBasell Industries NV, Class A	5,900	518,020
Macy’s, Inc.	3,900	253,149
MetLife, Inc.	2,400	121,320
Micron Technology, Inc.*	4,400	119,372
Norfolk Southern Corp.	1,100	113,212
PDC Energy, Inc.*	3,400	183,736
PNC Financial Services Group, Inc.	3,500	326,340
Praxair, Inc.	2,300	277,702
Procter & Gamble Co.	2,700	221,238
Rock-Tenn Co., Class A	2,800	180,600
ServiceSource International, Inc.*	16,500	51,150
Symantec Corp.	8,700	203,276
United Rentals, Inc.*	1,500	136,740
UnitedHealth Group, Inc.	2,600	307,554
US Bancorp	9,600	419,232
Whirlpool Corp.	1,150	232,369
Total United States common stocks		8,008,057
Total common stocks (cost $20,600,116)		22,762,273

Preferred stock: 2.07%
Germany: 2.07%
Volkswagen AG, Preference shares (cost $405,843)	1,856	492,216

UBS Global Sustainable Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Number of rights	Value
Rights: 0.03%
Spain: 0.03%
Banco Bilbao Vizcaya Argentaria SA, expires 4/14/2015* (cost $0)	37,568	$5,413

	Shares
Short-term investment: 1.70%
Investment company: 1.70%
UBS Cash Management Prime Relationship Fund[2] (cost $404,877)	404,877	404,877

Investment of cash collateral from securities loaned: 2.42%
UBS Private Money Market Fund LLC[2] (cost $575,372)	575,372	575,372
Total investments: 102.05% (cost $21,986,208)		24,240,151
Liabilities, in excess of cash and other assets: (2.05)%		(487,245)
Net assets: 100.00%		$23,752,906

UBS Global Sustainable Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,428,507
Gross unrealized depreciation	(1,174,564)
Net unrealized appreciation of investments	$2,253,943

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$10,494,679	$12,267,594	$—	$22,762,273
Preferred stock	—	492,216	—	492,216
Rights	—	5,413	—	5,413
Short-term investment	—	404,877	—	404,877
Investment of cash collateral from securities loaned	—	575,372	—	575,372
Total	$10,494,679	$13,745,472	$—	$24,240,151

At March 31, 2015, $12,765,223 of common stocks, preferred stocks, and rights were classified within Level 2 of the fair value hierarchy pursuant to the Fund's fair valuation procedures.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2015.
2	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/14	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$328,482	$5,427,816	$5,351,421	$404,877	$158
UBS Private Money Market Fund LLC[a]	103,482	5,054,200	4,582,310	575,372	17
	$431,964	$10,482,016	$9,933,731	$980,249	$175

a                   The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Defensive Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2015

Common stocks
Automobiles	3.21%
Banks	9.84
Beverages	2.57
Biotechnology	5.61
Capital markets	2.16
Chemicals	3.56
Consumer finance	3.82
Diversified telecommunication services	1.78
Electronic equipment, instruments & components	1.54
Energy equipment & services	1.98
Food & staples retailing	2.56
Food products	2.94
Health care equipment & supplies	2.45
Health care providers & services	6.27
Hotels, restaurants & leisure	2.92
Household durables	0.78
Industrial conglomerates	3.65
Insurance	4.84
Internet & catalog retail	2.71
IT services	0.47
Life sciences tools & services	0.95
Machinery	3.26
Media	6.41
Multiline retail	1.67
Oil, gas & consumable fuels	6.56
Pharmaceuticals	10.44
Real estate investment trust (REIT)	3.56
Road & rail	1.30
Semiconductors & semiconductor equipment	12.84
Software	3.99
Specialty retail	1.31
Technology hardware, storage & peripherals	6.18
Tobacco	2.68
Trading companies & distributors	1.75
Total common stocks	128.56%
Investment company
Short-term investment	6.23
Options purchased	0.86
Total investments before investments sold short	135.65%

UBS U.S. Defensive Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2015

Investments sold short
Common stocks
Banks	(2.00)%
Beverages	(1.14)
Biotechnology	(2.20)
Capital markets	(2.43)
Commercial services & supplies	(1.44)
Communications equipment	(0.99)
Diversified telecommunication services	(0.36)
Electronic equipment, instruments & components	(0.88)
Energy equipment & services	(0.17)
Food products	(0.37)
Health care equipment & supplies	(2.46)
Health care providers & services	(1.31)
Hotels, restaurants & leisure	(2.80)
Household durables	(0.29)
Household products	(0.33)
Insurance	(0.81)
Internet software & services	(0.37)
IT services	(0.81)
Life sciences tools & services	(1.41)
Media	(0.82)
Oil, gas & consumable fuels	(0.19)
Pharmaceuticals	(1.54)
Real estate investment trust (REIT)	(0.21)
Semiconductors & semiconductor equipment	(2.38)
Software	(1.45)
Specialty retail	(0.43)
Technology hardware, storage & peripherals	(0.62)
Textiles, apparel & luxury goods	(0.57)
Thrifts & mortgage finance	(0.73)
Wireless telecommunication services	(0.38)
Total investments sold short	(31.89)%
Total investments, net of investments sold short	103.76
Liabilities, in excess of cash and other assets	(3.76)
Net assets	100.00%

UBS U.S. Defensive Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 128.56%
Automobiles: 3.21%
Ford Motor Co.[1]	13,230	$213,532
General Motors Co.[1]	8,486	318,225
		531,757

Banks: 9.84%
Citigroup, Inc.[1]	8,104	417,518
Fifth Third Bancorp[1]	9,138	172,251
JPMorgan Chase & Co.[1]	8,110	491,304
US Bancorp[1]	8,388	366,304
Wells Fargo & Co.[1]	3,360	182,784
		1,630,161

Beverages: 2.57%
PepsiCo, Inc.[1]	4,451	425,605

Biotechnology: 5.61%
Acorda Therapeutics, Inc.*1	5,710	190,029
Alnylam Pharmaceuticals, Inc.*1	2,484	259,379
Bluebird Bio, Inc.*1	700	84,539
Chimerix, Inc.*1	7,268	273,931
Lexicon Pharmaceuticals, Inc.*1	77,750	73,419
MacroGenics, Inc.*1	600	18,822
Regulus Therapeutics, Inc.*1	1,700	28,798
		928,917

Capital markets: 2.16%
Invesco Ltd.[1]	5,180	205,594
Morgan Stanley[1]	4,270	152,396
		357,990

Chemicals: 3.56%
Monsanto Co.[1]	1,746	196,495
Praxair, Inc.[1]	3,252	392,646
		589,141

Consumer finance: 3.82%
American Express Co.[1]	3,783	295,528
Capital One Financial Corp.[1]	4,282	337,507
		633,035

Diversified telecommunication services: 1.78%
Pacific DataVision, Inc.*1,2	5,900	295,000

Electronic equipment, instruments & components: 1.54%
Jabil Circuit, Inc.[1]	10,877	254,304

Energy equipment & services: 1.98%
Halliburton Co.[1]	3,140	137,783
McDermott International, Inc.*1	19,670	75,533
Noble Corp. PLC[1]	8,030	114,668
		327,984

Food & staples retailing: 2.56%
Rite Aid Corp.*1	14,330	124,528
Walgreens Boots Alliance, Inc.[1]	3,540	299,767
		424,295

Food products: 2.94%
Mondelez International, Inc., Class A1	13,477	486,385

Health care equipment & supplies: 2.45%
Baxter International, Inc.[1]	1,860	127,410
HeartWare International, Inc.*1	1,470	129,022
Thoratec Corp.*1	3,550	148,709
		405,141

Health care providers & services: 6.27%
Envision Healthcare Holdings, Inc.*1	5,470	209,775

UBS U.S. Defensive Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Laboratory Corp. of America Holdings*1	3,274	$412,819
UnitedHealth Group, Inc.[1]	3,512	415,434
		1,038,028

Hotels, restaurants & leisure: 2.92%
Yum! Brands, Inc.[1]	6,144	483,656

Household durables: 0.78%
Lennar Corp., Class A1	2,480	128,489

Industrial conglomerates: 3.65%
Danaher Corp.[1]	2,753	233,730
General Electric Co.[1]	14,958	371,108
		604,838

Insurance: 4.84%
Aon PLC[1]	2,208	212,233
Lincoln National Corp.[1]	5,038	289,483
MetLife, Inc.[1]	5,943	300,419
		802,135

Internet & catalog retail: 2.71%
Amazon.com, Inc.*1	1,205	448,381

IT services: 0.47%
ServiceSource International, Inc.*1	24,980	77,438

Life sciences tools & services: 0.95%
Bio-Rad Laboratories, Inc., Class A*1	1,160	156,809

Machinery: 3.26%
Colfax Corp.*1	3,460	165,146
Joy Global, Inc.[1]	4,872	190,885
Parker-Hannifin Corp.[1]	1,550	184,109
		540,140

Media: 6.41%
CBS Corp. (Non-Voting), Class B1	4,201	254,706
Time Warner Cable, Inc.[1]	2,611	391,337
Walt Disney Co.[1]	3,965	415,889
		1,061,932

Multiline retail: 1.67%
Macy’s, Inc.[1]	4,257	276,322

Oil, gas & consumable fuels: 6.56%
Approach Resources, Inc.*	8,800	57,992
Chevron Corp.[1]	1,650	173,217
Cobalt International Energy, Inc.*	14,300	134,563
EOG Resources, Inc.[1]	2,220	203,552
Gulfport Energy Corp.*	1,875	86,081
Laredo Petroleum, Inc.*	5,200	67,808
Oasis Petroleum, Inc.*	4,400	62,568
PDC Energy, Inc.*1	3,140	169,686
SM Energy Co.	2,525	130,492
		1,085,959

Pharmaceuticals: 10.44%
Actavis PLC*1	1,246	370,835
Catalent, Inc.*	4,600	143,290
Eli Lilly & Co.[1]	6,293	457,186
Impax Laboratories, Inc.*1	9,584	449,202
Johnson & Johnson[1]	670	67,402
Teva Pharmaceutical Industries Ltd. ADR	3,880	241,724
		1,729,639

UBS U.S. Defensive Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks—(concluded)
Real estate investment trust (REIT): 3.56%
American Campus Communities, Inc.[1]	1,730	$74,165
Digital Realty Trust, Inc.[1]	4,051	267,204
Simon Property Group, Inc.[1]	1,270	248,463
		589,832

Road & rail: 1.30%
Hertz Global Holdings, Inc.*1	9,953	215,781

Semiconductors & semiconductor equipment: 12.84%
Altera Corp.[1]	6,688	286,982
Applied Materials, Inc.[1]	13,356	301,311
Broadcom Corp., Class A1	5,599	242,409
Freescale Semiconductor Ltd.*1	7,150	291,434
Mellanox Technologies Ltd.*1	5,659	256,579
Micron Technology, Inc.*1	9,492	257,518
NXP Semiconductors NV*1	2,624	263,345
Silicon Laboratories, Inc.*1	4,483	227,602
		2,127,180

Software: 3.99%
Check Point Software Technologies Ltd.*1	3,589	294,191
Symantec Corp.[1]	15,661	365,919
		660,110

Specialty retail: 1.31%
Best Buy Co., Inc.[1]	5,730	216,537

Technology hardware, storage & peripherals: 6.18%
Apple, Inc.[1]	6,456	803,320
NetApp, Inc.[1]	6,190	219,497
		1,022,817

Tobacco: 2.68%
Philip Morris International, Inc.[1]	5,904	444,748

Trading companies & distributors: 1.75%
Fastenal Co.	7,000	290,045
Total common stocks (cost $16,819,955)		21,290,531

Short-term investment: 6.23%
Investment company: 6.23%
UBS Cash Management Prime Relationship Fund[3] (cost $1,032,297)	1,032,297	1,032,297

	Number of Contracts
Options purchased: 0.86%
Put options: 0.86%
S&P 500 Index, strike @ USD 1,975, expires May 2015 (cost $235,043)	77	141,680
Total investments before investments sold short: 135.65% (cost $18,087,295)		22,464,508

	Shares
Investments sold short: (31.89)%
Common stocks: (31.89)%
Banks: (2.00)%
Associated Banc-Corp.	(3,210)	(59,706)
BancorpSouth, Inc.	(2,740)	(63,623)
Bank of America Corp.	(3,690)	(56,789)

UBS U.S. Defensive Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
First Niagara Financial Group, Inc.	(4,950)	$(43,758)
Westamerica Bancorporation	(1,250)	(54,012)
Zions Bancorporation	(1,980)	(53,460)
		(331,348)

Beverages: (1.14)%
Brown-Forman Corp., Class B	(580)	(52,403)
Constellation Brands, Inc., Class A	(700)	(81,347)
Dr. Pepper Snapple Group, Inc.	(700)	(54,936)
		(188,686)

Biotechnology: (2.20)%
Celgene Corp.	(900)	(103,752)
Intrexon Corp.	(1,950)	(88,472)
Repligen Corp.	(2,350)	(71,346)
United Therapeutics Corp.	(580)	(100,012)
		(363,582)

Capital markets: (2.43)%
Charles Schwab Corp.	(4,380)	(133,327)
Janus Capital Group, Inc.	(5,020)	(86,294)
Northern Trust Corp.	(700)	(48,755)
Stifel Financial Corp.	(1,340)	(74,705)
TD Ameritrade Holding Corp.	(1,600)	(59,616)
		(402,697)

Commercial services & supplies: (1.44)%
Healthcare Services Group, Inc.	(4,670)	(150,047)
Stericycle, Inc.	(630)	(88,471)
		(238,518)

Communications equipment: (0.99)%
Brocade Communications Systems, Inc.	(5,100)	(60,511)
F5 Networks, Inc.	(420)	(48,275)
Motorola Solutions, Inc.	(830)	(55,336)
		(164,122)

Diversified telecommunication services: (0.36)%
Frontier Communications Corp.	(8,400)	(59,220)

Electronic equipment, instruments & components: (0.88)%
Flextronics International Ltd.	(5,510)	(69,839)
Zebra Technologies Corp., Class A	(840)	(76,201)
		(146,040)

Energy equipment & services: (0.17)%
FMC Technologies, Inc.	(750)	(27,758)

Food products: (0.37)%
McCormick & Co. Inc. (Non-voting)	(800)	(61,688)

Health care equipment & supplies: (2.46)%
Abaxis, Inc.	(1,410)	(90,395)
DENTSPLY International, Inc.	(1,120)	(56,997)
IDEXX Laboratories, Inc.	(438)	(67,662)
STERIS Corp.	(760)	(53,405)
Zeltiq Aesthetics, Inc.	(2,580)	(79,542)
Zimmer Holdings, Inc.	(500)	(58,760)
		(406,761)

Health care providers & services: (1.31)%
Bio-Reference Laboratories, Inc.	(2,460)	(86,690)
MEDNAX, Inc.	(970)	(70,335)

UBS U.S. Defensive Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Investments sold short—(concluded)
Common stocks—(concluded)
Health care providers & services—(concluded)
Patterson Cos., Inc.	(1,220)	$(59,524)
		(216,549)

Hotels, restaurants & leisure: (2.80)%
Buffalo Wild Wings, Inc.	(443)	(80,289)
Choice Hotels International, Inc.	(2,715)	(173,950)
Hyatt Hotels Corp., Class A	(1,500)	(88,830)
Starwood Hotels & Resorts Worldwide, Inc.	(690)	(57,615)
Wendy’s Co.	(5,820)	(63,438)
		(464,122)

Household durables: (0.29)%
Garmin Ltd.	(1,000)	(47,520)

Household products: (0.33)%
Clorox Co.	(500)	(55,195)

Insurance: (0.81)%
American International Group, Inc.	(2,440)	(133,688)

Internet software & services: (0.37)%
Akamai Technologies, Inc.	(860)	(61,099)

IT services: (0.81)%
Cognizant Technology Solutions Corp., Class A	(1,330)	(82,979)
Xerox Corp.	(4,010)	(51,528)
		(134,507)

Life sciences tools & services: (1.41)%
Mettler-Toledo International, Inc.	(330)	(108,454)
PerkinElmer, Inc.	(1,320)	(67,505)
Thermo Fisher Scientific, Inc.	(435)	(58,438)
		(234,397)

Media: (0.82)%
Cablevision Systems Corp., Class A	(3,000)	(54,900)
Gannett Co., Inc.	(2,200)	(81,576)
		(136,476)

Oil, gas & consumable fuels: (0.19)%
Hess Corp.	(470)	(31,899)

Pharmaceuticals: (1.54)%
AbbVie, Inc.	(1,600)	(93,664)
Endo International PLC	(1,210)	(108,537)
Sagent Pharmaceuticals, Inc.	(2,290)	(53,242)
		(255,443)

Real estate investment trust (REIT): (0.21)%
Equity Residential	(450)	(35,037)

Semiconductors & semiconductor equipment: (2.38)%
Cavium, Inc.	(1,125)	(79,673)
KLA-Tencor Corp.	(670)	(39,054)
Linear Technology Corp.	(1,200)	(56,160)
Microchip Technology, Inc.	(1,200)	(58,680)
Teradyne, Inc.	(3,080)	(58,058)
Texas Instruments, Inc.	(1,780)	(101,789)
		(393,414)

Software: (1.45)%
Electronic Arts, Inc.	(1,800)	(105,867)
Red Hat, Inc.	(940)	(71,205)
Synopsys, Inc.	(1,360)	(62,995)
		(240,067)

UBS U.S. Defensive Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Specialty retail: (0.43)%
Staples, Inc.	(4,360)	$(71,003)

Technology hardware, storage & peripherals: (0.62)%
Diebold, Inc.	(1,500)	(53,190)
Seagate Technology PLC	(950)	(49,428)
		(102,618)

Textiles, apparel & luxury goods: (0.57)%
Under Armour, Inc., Class A	(1,170)	(94,478)

Thrifts & mortgage finance: (0.73)%
Astoria Financial Corp.	(4,640)	(60,088)
People’s United Financial, Inc.	(3,980)	(60,496)
		(120,584)

Wireless telecommunication services: (0.38)%
SBA Communications Corp., Class A	(540)	(63,234)
Total investments sold short (proceeds $3,985,361)		(5,281,750)
Total investments, net of investments sold short: 103.76%		17,182,758
Liabilities, in excess of cash and other assets: (3.76)%		(621,945)
Net assets: 100.00%		$16,560,813

UBS U.S. Defensive Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,134,394
Gross unrealized depreciation	(757,181)
Net unrealized appreciation of investments	$4,377,213

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Options written

	Expiration date	Premiums received	Value
Put options
S&P 500 Index, 77 contracts, strike @ USD 1,775	May 2015	$76,808	$(21,021)

Written options activity for the period ended March 31, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2014	80	$39,800
Options written	306	274,006
Options terminated in closing purchase transactions	(309)	(236,998)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2015	77	$76,808

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$20,995,531	$295,000	$—	$21,290,531
Short-term investment	—	1,032,297	—	1,032,297
Options purchased	141,680	—	—	141,680
Total	$21,137,211	$1,327,297	$—	$22,464,508

Liabilities
Common stocks sold short	$(5,281,750)	$—	$—	$(5,281,750)
Options written	(21,021)	—	—	(21,021)
Total	$(5,302,771)	$—	$—	$(5,302,771)

At March 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	All or a portion of these securities have been delivered to cover open short positions.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of this security amounted to $295,000 or 1.78% of net assets.

3	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/14	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$232,835	$3,833,065	$3,033,603	$1,032,297	$309

UBS U.S. Equity Opportunity Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2015

Common stocks
Automobiles	3.39%
Banks	8.06
Biotechnology	10.63
Chemicals	3.17
Consumer finance	4.00
Diversified telecommunication services	2.22
Energy equipment & services	0.90
Food & staples retailing	2.56
Food products	4.29
Insurance	6.28
Internet & catalog retail	3.70
Internet software & services	4.58
Life sciences tools & services	2.15
Machinery	3.06
Oil, gas & consumable fuels	3.58
Real estate investment trust (REIT)	3.92
Semiconductors & semiconductor equipment	12.60
Software	3.00
Technology hardware, storage & peripherals	9.61
Tobacco	4.26
Total common stocks	95.96%
Short-term investment	4.18
Investment of cash collateral from securities loaned	0.63
Total investments	100.77%
Liabilities, in excess of cash and other assets	(0.77)
Net assets	100.00%

1 Figures represent the direct investments of UBS U.S. Equity Opportunity Fund. Figures might be different if a breakdown of the underlying investment company was included.

UBS U.S. Equity Opportunity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 95.96%
Automobiles: 3.39%
Ford Motor Co.	95,000	$1,533,300

Banks: 8.06%
Citigroup, Inc.	32,254	1,661,726
US Bancorp	45,600	1,991,352
		3,653,078
Biotechnology: 10.63%
Acorda Therapeutics, Inc.*	34,800	1,158,144
Alnylam Pharmaceuticals, Inc.*	13,100	1,367,902
Bluebird Bio, Inc.*	3,800	458,926
Chimerix, Inc.*	33,000	1,243,770
Lexicon Pharmaceuticals, Inc.*1	412,300	389,335
MacroGenics, Inc.*	6,300	197,631
		4,815,708
Chemicals: 3.17%
Praxair, Inc.	11,900	1,436,806

Consumer finance: 4.00%
American Express Co.	23,200	1,812,384

Diversified telecommunication services: 2.22%
Pacific DataVision, Inc.*1	2,000	100,000
Pacific DataVision, Inc.*2	18,100	905,000
		1,005,000
Energy equipment & services: 0.90%
Noble Corp. PLC	28,400	405,552

Food & staples retailing: 2.56%
Rite Aid Corp.*	133,300	1,158,377

Food products: 4.29%
Mondelez International, Inc., Class A	53,900	1,945,251

Insurance: 6.28%
Lincoln National Corp.	24,200	1,390,532
MetLife, Inc.	28,800	1,455,840
		2,846,372
Internet & catalog retail: 3.70%
Amazon.com, Inc.*	4,500	1,674,450

Internet software & services: 4.58%
Google, Inc., Class A*	2,080	1,153,776
Google, Inc., Class C*	1,680	920,640
		2,074,416
Life sciences tools & services: 2.15%
Bio-Rad Laboratories, Inc., Class A*	7,200	973,296

Machinery: 3.06%
Colfax Corp.*	29,000	1,384,170

Oil, gas & consumable fuels: 3.58%
EOG Resources, Inc.	17,700	1,622,913

Real estate investment trust (REIT): 3.92%
Digital Realty Trust, Inc.	26,900	1,774,324

Semiconductors & semiconductor equipment: 12.60%
Applied Materials, Inc.	59,600	1,344,576
Broadcom Corp., Class A	19,900	861,571
Freescale Semiconductor Ltd.*	24,900	1,014,924
Mellanox Technologies Ltd.*	29,600	1,342,064
Micron Technology, Inc.*	42,100	1,142,173
		5,705,308
Software: 3.00%
Check Point Software Technologies Ltd.*	16,600	1,360,702

UBS U.S. Equity Opportunity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 9.61%
Apple, Inc.	24,075	$2,995,652
NetApp, Inc.	38,300	1,358,118
		4,353,770
Tobacco: 4.26%
Philip Morris International, Inc.	25,600	1,928,448
Total common stocks (cost $36,655,735)		43,463,625

Short-term investment: 4.18%
Investment company: 4.18%
UBS Cash Management Prime Relationship Fund[3] (cost $1,893,834)	1,893,834	1,893,834

Investment of cash collateral from securities loaned: 0.63%
UBS Private Money Market Fund LLC[3] (cost $286,757)	286,757	286,757
Total investments: 100.77% (cost $38,836,326)		45,644,216
Liabilities, in excess of cash and other assets: (0.77)%		(347,066)
Net assets: 100.00%		$45,297,150

UBS U.S. Equity Opportunity Fund

Portfolio of investments – March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,204,247
Gross unrealized depreciation	(1,396,357)
Net unrealized appreciation of investments	$6,807,890

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$42,558,625	$905,000	$—	$43,463,625
Short-term investment	—	1,893,834	—	1,893,834
Investment of cash collateral from securities loaned	—	286,757	—	286,757
Total	$42,558,625	$3,085,591	$—	$45,644,216

At March 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2015.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of this security amounted to $905,000 or 2.00% of net assets.

3	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	6/30/14	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$1,765,405	$11,108,129	$10,979,700	$1,893,834	$1,271
UBS Private Money Market Fund LLC[a]	2,555,583	23,122,966	25,391,792	286,757	90
	$4,320,988	$34,231,095	$36,371,492	$2,180,591	$1,361

a	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2015

Common stocks
Automobiles	2.50%
Banks	7.35
Beverages	2.68
Biotechnology	5.26
Capital markets	1.44
Chemicals	3.01
Consumer finance	2.73
Electronic equipment, instruments & components	1.36
Energy equipment & services	1.78
Food & staples retailing	2.09
Food products	2.48
Health care providers & services	4.48
Hotels, restaurants & leisure	2.58
Household durables	0.82
Industrial conglomerates	1.76
Insurance	3.70
Internet & catalog retail	2.14
IT services	0.37
Life sciences tools & services	0.78
Machinery	2.91
Media	5.06
Multiline retail	1.58
Oil, gas & consumable fuels	5.95
Pharmaceuticals	6.53
Real estate investment trust (REIT)	3.18
Road & rail	2.46
Semiconductors & semiconductor equipment	7.70
Software	2.97
Specialty retail	0.81
Technology hardware, storage & peripherals	5.43
Tobacco	2.56
Trading companies & distributors	1.22
Total common stocks	97.67%
Investment company
SPDR S&P 500 ETF Trust	1.83
Short-term investment	1.29
Investment of cash collateral from securities loaned	1.35
Total investments	102.14%
Liabilities, in excess of cash and other assets	(2.14)
Net assets	100.00%

1 Figures represent the direct investments of UBS U.S. Large Cap Equity Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 97.67%
Automobiles: 2.50%
Ford Motor Co.	24,500	$395,430
General Motors Co.	16,100	603,750
		999,180
Banks: 7.35%
Citigroup, Inc.	19,230	990,730
JPMorgan Chase & Co.	16,000	969,280
US Bancorp	14,800	646,316
Wells Fargo & Co.	6,050	329,120
		2,935,446
Beverages: 2.68%
PepsiCo, Inc.	11,200	1,070,944

Biotechnology: 5.26%
Acorda Therapeutics, Inc.*	11,500	382,720
Alnylam Pharmaceuticals, Inc.*	6,160	643,227
Bluebird Bio, Inc.*	1,700	205,309
Chimerix, Inc.*	15,900	599,271
Lexicon Pharmaceuticals, Inc.*1	164,900	155,715
MacroGenics, Inc.*	1,300	40,781
Regulus Therapeutics, Inc.*1	4,400	74,536
		2,101,559
Capital markets: 1.44%
Invesco Ltd.	8,600	341,334
Morgan Stanley	6,500	231,985
		573,319
Chemicals: 3.01%
Monsanto Co.	3,800	427,652
Praxair, Inc.	6,400	772,736
		1,200,388
Consumer finance: 2.73%
American Express Co.	7,500	585,900
Capital One Financial Corp.	6,400	504,448
		1,090,348
Electronic equipment, instruments & components: 1.36%
Jabil Circuit, Inc.	23,200	542,416

Energy equipment & services: 1.78%
Halliburton Co.	7,225	317,033
McDermott International, Inc.*1	45,900	176,256
Noble Corp. PLC	15,200	217,056
		710,345
Food & staples retailing: 2.09%
Rite Aid Corp.*	46,300	402,347
Walgreens Boots Alliance, Inc.	5,100	431,868
		834,215
Food products: 2.48%
Mondelez International, Inc., Class A	27,400	988,866

Health care providers & services: 4.48%
Envision Healthcare Holdings, Inc.*	13,400	513,890
Laboratory Corp. of America Holdings*	4,100	516,969
UnitedHealth Group, Inc.	6,400	757,056
		1,787,915
Hotels, restaurants & leisure: 2.58%
Yum! Brands, Inc.	13,100	1,031,232

Household durables: 0.82%
Lennar Corp., Class A	6,300	326,403

Industrial conglomerates: 1.76%
General Electric Co.	28,400	704,604

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Insurance: 3.70%
Aon PLC	4,200	$403,704
Lincoln National Corp.	8,700	499,902
MetLife, Inc.	11,400	576,270
		1,479,876
Internet & catalog retail: 2.14%
Amazon.com, Inc.*	2,300	855,830

IT services: 0.37%
ServiceSource International, Inc.*	48,100	149,110

Life sciences tools & services: 0.78%
Bio-Rad Laboratories, Inc., Class A*	2,300	310,914

Machinery: 2.91%
Colfax Corp.*	7,600	362,748
Joy Global, Inc.	8,000	313,440
Parker-Hannifin Corp.	4,100	486,998
		1,163,186
Media: 5.06%
CBS Corp. (Non-Voting), Class B	5,800	351,654
Time Warner Cable, Inc.	4,500	674,460
Walt Disney Co.	9,500	996,455
		2,022,569
Multiline retail: 1.58%
Macy’s, Inc.	9,700	629,627

Oil, gas & consumable fuels: 5.95%
Approach Resources, Inc.*1	18,800	123,892
Chevron Corp.	5,770	605,735
Cobalt International Energy, Inc.*	30,400	286,064
EOG Resources, Inc.	4,605	422,232
Gulfport Energy Corp.*	4,600	211,186
Laredo Petroleum, Inc.*	11,100	144,744
Oasis Petroleum, Inc.*	9,100	129,402
PDC Energy, Inc.*	5,500	297,220
SM Energy Co.	3,000	155,040
		2,375,515
Pharmaceuticals: 6.53%
Actavis PLC*	2,150	639,883
Catalent, Inc.*	11,200	348,880
Eli Lilly & Co.	11,000	799,150
Impax Laboratories, Inc.*	11,100	520,257
Teva Pharmaceutical Industries Ltd. ADR	4,800	299,040
		2,607,210
Real estate investment trust (REIT): 3.18%
Digital Realty Trust, Inc.	8,600	567,256
Simon Property Group, Inc.	3,600	704,304
		1,271,560
Road & rail: 2.46%
Hertz Global Holdings, Inc.*	16,400	355,552
Norfolk Southern Corp.	6,100	627,812
		983,364
Semiconductors & semiconductor equipment: 7.70%
Altera Corp.	9,900	424,809
Applied Materials, Inc.	17,500	394,800
Broadcom Corp., Class A	8,100	350,690
Freescale Semiconductor Ltd.*	9,565	389,869
Mellanox Technologies Ltd.*	8,300	376,322
Micron Technology, Inc.*	18,000	488,340

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks—(concluded)
Semiconductors & semiconductor equipment—(concluded)
NXP Semiconductors NV*	4,000	$401,440
Silicon Laboratories, Inc.*	4,900	248,773
		3,075,043
Software: 2.97%
Check Point Software Technologies Ltd.*	7,800	639,366
Symantec Corp.	23,400	546,741
		1,186,107
Specialty retail: 0.81%
Best Buy Co., Inc.	8,600	324,994

Technology hardware, storage & peripherals: 5.43%
Apple, Inc.	14,700	1,829,121
NetApp, Inc.	9,600	340,416
		2,169,537
Tobacco: 2.56%
Philip Morris International, Inc.	13,550	1,020,721

Trading companies & distributors: 1.22%
Fastenal Co.	11,800	488,933
Total common stocks (cost $34,477,370)		39,011,276

Investment company: 1.83%
SPDR S&P 500 ETF Trust (cost $742,828)	3,550	732,827

Short-term investment: 1.29%
Investment company: 1.29%
UBS Cash Management Prime Relationship Fund[2] (cost $515,729)	515,729	515,729

Investment of cash collateral from securities loaned: 1.35%
UBS Private Money Market Fund LLC[2] (cost $539,935)	539,935	539,935
Total investments: 102.14% (cost $36,275,862)		40,799,767
Liabilities, in excess of cash and other assets: (2.14)%		(856,554)
Net assets: 100.00%		$39,943,213

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,671,922
Gross unrealized depreciation	(1,148,017)
Net unrealized appreciation of investments	$4,523,905

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stock	$39,011,276	$—	$—	$39,011,276
Investment company	732,827	—	—	732,827
Short-term investment	—	515,729	—	515,729
Investment of cash collateral from securities loaned	—	539,935	—	539,935
Total	$39,744,103	$1,055,664	$—	$40,799,767

At March 31, 2015, there were no transfers between Level 1 and Level 2.

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2015.
2	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/14	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$1,970,647	$26,123,357	$27,578,275	$515,729	$1,031
UBS Private Money Market Fund LLC[a]	7,380,954	48,235,278	55,076,297	539,935	249
	$9,351,601	$74,358,635	$82,654,572	$1,055,664	$1,280

a	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2015

Common stocks
Aerospace & defense	0.55%
Airlines	1.97
Auto components	0.93
Banks	2.53
Biotechnology	10.19
Building products	1.04
Communications equipment	1.09
Construction & engineering	1.13
Diversified consumer services	0.90
Diversified telecommunication services	2.10
Electrical equipment	1.36
Electronic equipment, instruments & components	4.23
Energy equipment & services	0.87
Food & staples retailing	1.30
Health care equipment & supplies	4.54
Health care providers & services	4.09
Hotels, restaurants & leisure	7.02
Household durables	1.64
Internet & catalog retail	2.02
Internet software & services	4.76
Life sciences tools & services	1.60
Machinery	2.57
Media	1.42
Metals & mining	1.84
Oil, gas & consumable fuels	5.35
Paper & forest products	1.50
Pharmaceuticals	0.93
Real estate investment trust (REIT)	2.30
Road & rail	0.89
Semiconductors & semiconductor equipment	3.90
Software	13.32
Specialty retail	5.27
Thrifts & mortgage finance	1.59
Total common stocks	96.74%
Investment company
iShares Russell 2000 Growth ETF	1.20
Short-term investment	1.33
Investment of cash collateral from securities loaned	8.66
Total investments	107.93%
Liabilities, in excess of cash and other assets	(7.93)
Net assets	100.00%

1 Figures represent the direct investments of UBS U.S. Small Cap Growth Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 96.74%
Aerospace & defense: 0.55%
KEYW Holding Corp.*1	131,230	$1,080,023

Airlines: 1.97%
Spirit Airlines, Inc.*	50,223	3,885,251

Auto components: 0.93%
Tenneco, Inc.*	32,092	1,842,723

Banks: 2.53%
Columbia Banking System, Inc.	48,188	1,396,006
National Bank Holdings Corp., Class A	64,502	1,213,283
Webster Financial Corp.	64,402	2,386,094
		4,995,383
Biotechnology: 10.19%
Acceleron Pharma, Inc.*	33,473	1,273,982
Bellicum Pharmaceuticals, Inc.*1	27,106	628,046
Bluebird Bio, Inc.*	12,433	1,501,533
Celldex Therapeutics, Inc.*	37,923	1,056,914
Cepheid, Inc.*	49,832	2,835,441
Exact Sciences Corp.*1	68,275	1,503,416
FibroGen, Inc.*1	42,484	1,333,148
Juno Therapeutics, Inc.*1	19,806	1,201,432
Karyopharm Therapeutics, Inc.*1	30,757	941,472
MacroGenics, Inc.*	36,587	1,147,734
Medivation, Inc.*	13,053	1,684,751
Receptos, Inc.*	11,264	1,857,321
Sage Therapeutics, Inc.*1	14,415	724,065
Sangamo BioSciences, Inc.*	81,163	1,272,636
Synageva BioPharma Corp.*1	12,127	1,182,746
		20,144,637
Building products: 1.04%
NCI Building Systems, Inc.*	118,422	2,046,332

Communications equipment: 1.09%
Ciena Corp.*	111,645	2,155,865

Construction & engineering: 1.13%
EMCOR Group, Inc.	48,233	2,241,388

Diversified consumer services: 0.90%
Grand Canyon Education, Inc.*	41,106	1,779,890

Diversified telecommunication services: 2.10%
Cogent Communications Holdings, Inc.	63,603	2,247,094
inContact, Inc.*	174,900	1,906,410
		4,153,504
Electrical equipment: 1.36%
EnerSys	41,893	2,691,206

Electronic equipment, instruments & components: 4.23%
InvenSense, Inc.*1	150,922	2,295,524
OSI Systems, Inc.*	34,127	2,534,271
Universal Display Corp.*1	75,511	3,530,139
		8,359,934
Energy equipment & services: 0.87%
Bristow Group, Inc.	31,583	1,719,694

Food & staples retailing: 1.30%
United Natural Foods, Inc.*	33,255	2,561,965

Health care equipment & supplies: 4.54%
DexCom, Inc.*	58,616	3,654,121
K2M Group Holdings, Inc.*	125,888	2,775,830
LDR Holding Corp.*	69,643	2,551,720
		8,981,671

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Health care providers & services: 4.09%
Acadia Healthcare Co., Inc.*	46,998	$3,365,057
Air Methods Corp.*	22,885	1,066,212
MEDNAX, Inc.*	20,329	1,474,056
Team Health Holdings, Inc.*	37,297	2,182,247
		8,087,572
Hotels, restaurants & leisure: 7.02%
Bloomin’ Brands, Inc.	113,916	2,771,576
Del Frisco’s Restaurant Group, Inc.*	104,333	2,102,310
La Quinta Holdings, Inc.*	110,400	2,614,272
Popeyes Louisiana Kitchen, Inc.*	57,453	3,436,839
Shake Shack, Inc., Class A*1	15,200	760,760
The Cheesecake Factory, Inc.	44,582	2,199,230
		13,884,987
Household durables: 1.64%
Ryland Group, Inc.	66,482	3,240,333

Internet & catalog retail: 2.02%
HomeAway, Inc.*	68,417	2,064,141
Shutterfly, Inc.*	42,692	1,931,386
		3,995,527
Internet software & services: 4.76%
Box, Inc., Class A*1	106,500	2,103,375
Constant Contact, Inc.*	75,511	2,885,275
Hortonworks, Inc.*1	58,590	1,396,786
New Relic, Inc.*1	13,589	471,538
Wix.com Ltd.*1	133,655	2,560,830
		9,417,804
Life sciences tools & services: 1.60%
Charles River Laboratories International, Inc.*	39,886	3,162,561

Machinery: 2.57%
Chart Industries, Inc.*	30,811	1,080,696
Wabash National Corp.*	159,724	2,252,108
Woodward, Inc.	34,054	1,737,095
		5,069,899
Media: 1.42%
IMAX Corp.*1	83,496	2,814,650

Metals & mining: 1.84%
Constellium NV, Class A*	78,563	1,596,400
Globe Specialty Metals, Inc.	108,257	2,048,223
		3,644,623
Oil, gas & consumable fuels: 5.35%
Bonanza Creek Energy, Inc.*	41,194	1,015,844
Callon Petroleum Co.*	255,165	1,906,083
Carrizo Oil & Gas, Inc.*	41,600	2,065,440
Diamondback Energy, Inc.*	27,000	2,074,680
SemGroup Corp., Class A	32,383	2,634,033
Whiting Petroleum Corp.*	28,356	876,200
		10,572,280
Paper & forest products: 1.50%
Boise Cascade Co.*	79,381	2,973,612

Pharmaceuticals: 0.93%
Pacira Pharmaceuticals, Inc.*	20,574	1,828,000

Real estate investment trust (REIT): 2.30%
Cousins Properties, Inc.	180,426	1,912,516
Sovran Self Storage, Inc.	27,977	2,628,159
		4,540,675

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks—(concluded)
Road & rail: 0.89%
Saia, Inc.*	39,525	$1,750,957

Semiconductors & semiconductor equipment: 3.90%
Cavium, Inc.*	30,484	2,158,877
Integrated Device Technology, Inc.*	143,011	2,863,080
Qorvo, Inc.*	33,805	2,694,259
		7,716,216
Software: 13.32%
Fleetmatics Group PLC*	64,184	2,878,652
Imperva, Inc.*	81,533	3,481,459
Infoblox, Inc.*	105,423	2,516,447
Proofpoint, Inc.*	85,868	5,085,103
Qlik Technologies, Inc.*	81,607	2,540,426
Synchronoss Technologies, Inc.*	55,082	2,614,192
Ultimate Software Group, Inc.*	23,720	4,031,332
Workiva, Inc.*1	153,422	2,209,277
Yodlee, Inc.*1	72,615	977,398
		26,334,286
Specialty retail: 5.27%
Abercrombie & Fitch Co., Class A	53,756	1,184,782
ANN, Inc.*	45,163	1,853,038
Asbury Automotive Group, Inc.*	35,480	2,948,388
Five Below, Inc.*	40,694	1,447,486
Restoration Hardware Holdings, Inc.*	30,057	2,981,354
		10,415,048
Thrifts & mortgage finance: 1.59%
Essent Group Ltd.*	69,026	1,650,412
EverBank Financial Corp.	82,387	1,485,437
		3,135,849
Total common stocks (cost $144,184,269)		191,224,345

Investment company: 1.20%
iShares Russell 2000 Growth ETF (cost $2,329,860)	15,600	2,364,180

Short-term investment: 1.33%
Investment company: 1.33%
UBS Cash Management Prime Relationship Fund[2] (cost $2,631,127)	2,631,127	2,631,127

Investment of cash collateral from securities loaned: 8.66%
UBS Private Money Market Fund LLC[2] (cost $17,124,066)	17,124,066	17,124,066
Total investments: 107.93% (cost $166,269,322)		$213,343,718
Liabilities, in excess of cash and other assets: (7.93)%		(15,681,526)
Net assets: 100.00%		$197,662,192

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$54,714,865
Gross unrealized depreciation	(7,640,469)
Net unrealized appreciation of investments	$47,074,396

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stock	$191,224,345	$—	$—	$191,224,345
Investment company	2,364,180	—	—	2,364,180
Short-term investment	—	2,631,127	—	2,631,127
Investment of cash collateral from securities loaned	—	17,124,066	—	17,124,066
Total	$193,588,525	$19,755,193	$—	$213,343,718

At March 31, 2015, there were no transfers between Levels 1 and Level 2.

Portfolio footnotes

*                      Non-income producing security.

1                      Security, or portion thereof, was on loan at March 31, 2015.

2                      The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	6/30/14	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$5,807,848	$49,095,554	$52,272,275	$2,631,127	$2,584
UBS Private Money Market Fund LLC[a]	30,452,021	149,585,621	162,913,576	17,124,066	1,439
	$36,259,869	$198,681,175	$215,185,851	$19,755,193	$4,023

a The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Asset Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2015

Investment companies
iShares Emerging Markets Local Currency Bond ETF	1.62%
iShares iBoxx $ High Yield Corporate Bond ETF	15.60
iShares iBoxx $ Investment Grade Corporate Bond ETF	14.07
iShares JP Morgan USD Emerging Markets Bond ETF	1.69
iShares MSCI Switzerland Capped ETF	5.12
iShares TIPS Bond ETF	12.46
SPDR Barclays Convertible Securities ETF	3.36
Total investment companies	53.92%
Short-term investment	36.90
Investment of cash collateral from securities loaned	1.56
Total investments	92.38%
Cash and other assets, less liabilities	7.62
Net assets	100.00%

1 Figures represent the direct investments of UBS Asset Growth Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS Asset Growth Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Investment companies: 53.92%
iShares Emerging Markets Local Currency Bond ETF	9,937	$437,327
iShares iBoxx $ High Yield Corporate Bond ETF	46,365	4,201,133
iShares iBoxx $ Investment Grade Corporate Bond ETF	31,128	3,788,589
iShares JP Morgan USD Emerging Markets Bond ETF[1]	4,046	453,638
iShares MSCI Switzerland Capped ETF	41,480	1,377,551
iShares TIPS Bond ETF	29,521	3,353,290
SPDR Barclays Convertible Securities ETF	18,920	903,619
Total investment companies (cost $14,426,178)		14,515,147

Short-term investment: 36.90%
Investment company: 36.90%
UBS Cash Management Prime Relationship Fund[2] (cost $9,935,905)	9,935,905	9,935,905

Investment of cash collateral from securities loaned: 1.56%
UBS Private Money Market Fund LLC[2] (cost $420,444)	420,444	420,444
Total investments: 92.38% (cost $24,782,527)		24,871,496
Cash and other assets, less liabilities: 7.62%		2,052,193
Net assets: 100.00%		$26,923,689

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$188,719
Gross unrealized depreciation	(99,750)
Net unrealized appreciation of investments	$88,969

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Asset Growth Fund

Portfolio of investments – March 31, 2015 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
Index futures buy contracts:
EURO STOXX 50 Index, 150 contracts (EUR)	June 2015	5,862,294	$5,841,372	$(20,922)
FTSE 100 Index, 47 contracts (GBP)	June 2015	4,696,944	4,687,629	(9,315)
Mini MSCI Emerging Markets Index, 105 contracts (USD)	June 2015	4,861,815	5,105,100	243,285
S&P 500 Index, 65 contracts (USD)	June 2015	6,636,646	6,697,600	60,954
SPI 200 Index, 19 contracts (AUD)	June 2015	2,115,428	2,129,459	14,031
TOPIX Index, 26 contracts (JPY)	June 2015	3,319,329	3,338,499	19,170

Currency futures buy contracts:
Australian Dollar, 7 contracts (USD)	June 2015	537,310	530,670	(6,640)
Euro, 9 contracts (USD)	June 2015	1,223,132	1,209,825	(13,307)
Great Britain Pound, 16 contracts (USD)	June 2015	1,501,431	1,483,700	(17,731)
Japanese Yen, 5 contracts (USD)	June 2015	518,518	521,626	3,108

Currency futures sell contracts:
Swiss Franc, 6 contracts (USD)	June 2015	(750,179)	(773,625)	(23,446)
Net unrealized appreciation on futures contracts				$249,187

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Investment companies	$14,515,147	$—	$—	$14,515,147
Short-term investment	—	9,935,905	—	9,935,905
Investment of cash collateral from securities loaned	—	420,444	—	420,444
Futures contracts	307,347	33,201	—	340,548
Total	$14,822,494	$10,389,550	$—	$25,212,044

Liabilities
Futures contracts	$(61,124)	$(30,237)	$—	$(91,361)
Total	$(61,124)	$(30,237)	$—	$(91,361)

At March 31, 2015, $(11,067) of futures contracts, net were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures.

Portfolio footnotes

1                      Security, or portion thereof, was on loan at March 31, 2015.

2                      The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	6/30/14	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$7,680,934	$42,228,190	$39,973,219	$9,935,905	$5,540
UBS Private Money Market Fund LLC[a]	7,801,795	53,500,446	60,881,797	420,444	241
	$15,482,729	$95,728,636	$100,855,016	$10,356,349	$5,781

a The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Dynamic Alpha Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2015

Bonds
Corporate bonds
Airlines	0.24%
Auto components	0.12
Banks	11.79
Beverages	1.47
Biotechnology	0.22
Capital markets	2.21
Chemicals	0.85
Commercial services & supplies	0.56
Communications equipment	0.30
Construction & engineering	0.56
Consumer finance	1.40
Diversified financial services	2.18
Diversified telecommunication services	2.79
Electric utilities	3.21
Energy equipment & services	0.54
Food & staples retailing	0.26
Food products	0.86
Gas utilities	1.09
Health care equipment & supplies	0.52
Health care providers & services	0.63
Hotels, restaurants & leisure	0.14
Independent power and renewable electricity producers	0.28
Industrial conglomerates	0.25
Insurance	5.10
Internet & catalog retail	0.18
Internet software & services	0.15
IT services	0.18
Life sciences tools & services	0.14
Machinery	0.21
Marine	0.24
Media	2.13
Metals & mining	0.94
Multi-utilities	0.59
Oil, gas & consumable fuels	6.84
Pharmaceuticals	1.04
Real estate investment trust (REIT)	0.34
Real estate management & development	0.11
Road & rail	0.74
Semiconductors & semiconductor equipment	0.07
Software	0.40
Specialty retail	0.31
Textiles, apparel & luxury goods	0.07
Thrifts & mortgage finance	0.26
Tobacco	1.35
Transportation infrastructure	0.91
Water utilities	0.36
Wireless telecommunication services	0.96
Total corporate bonds	56.09%
Collateralized debt obligation	0.00 [1]
Mortgage & agency debt security	0.01
Non-US government obligations	5.92
Supranational bonds	0.41
Total bonds	62.43%
Short-term investments	26.40
Options purchased	0.87
Investment of cash collateral from securities loaned	0.51
Total investments	90.21%
Cash and other assets, less liabilities	9.79
Net assets	100.00%

1                 Amount represents less than 0.005%.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount		Value
Bonds: 62.43%
Corporate bonds: 56.09%
Australia: 3.37%
Adani Abbot Point Terminal Pty Ltd.,
5.750%, due 11/01/18	AUD	1,025,000	$814,203
APT Pipelines Ltd.,
4.200%, due 03/23/25[1]	$910,000		920,949
Aurizon Network Pty Ltd.,
2.000%, due 09/18/24	EUR	500,000	559,856
Australia & New Zealand Banking Group Ltd.,
4.500%, due 03/19/24[2]	$250,000		261,255
Australia Pacific Airports Melbourne Pty Ltd.,
1.750%, due 10/15/24	EUR	100,000	113,304
3.125%, due 09/26/23	300,000		375,992
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43	$290,000		332,109
Commonwealth Bank of Australia,
1.125%, due 03/13/17	370,000		370,940
2.250%, due 03/16/17[1]	630,000		644,763
National Australia Bank Ltd.,
2.000%, due 11/12/24[3]	EUR	550,000	597,733
2.750%, due 03/09/17	$650,000		671,264
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[2]	EUR	775,000	882,420
5.450%, due 10/14/21[2]	$335,000		368,381
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[2]	205,000		207,008
6.750%, due 12/02/44[3]	795,000		858,600
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	380,000	441,895
Scentre Group Trust 1,
1.500%, due 07/16/20	250,000		277,685
SGSP Australia Assets Pty Ltd.,
2.000%, due 06/30/22	350,000		397,900
Suncorp-Metway Ltd.,
1.700%, due 03/28/17[2]	$430,000		432,214
Telstra Corp. Ltd.,
4.800%, due 10/12/21[2]	350,000		400,581
4.800%, due 10/12/21[1]	200,000		228,903
Transurban Finance Co. Pty Ltd.,
1.875%, due 09/16/24	EUR	300,000	341,429
2.500%, due 10/08/20	210,000		244,495
Total Australia corporate bonds			10,743,879

Belgium: 0.08%
Elia System Operator SA,
3.250%, due 04/04/28[2]	200,000		264,636

Bermuda: 0.18%
Bacardi Ltd.,
2.750%, due 07/03/23[2]	470,000		567,382

Brazil: 0.49%
Petrobras Global Finance BV,
3.250%, due 04/01/19[2]	610,000		581,294
3.875%, due 01/27/16	$430,000		421,778
Vale SA,
5.625%, due 09/11/42	630,000		545,202
Total Brazil corporate bonds			1,548,274

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount		Value
Canada: 1.98%
Bank of Montreal,
6.020%, due 05/02/18	CAD	460,000	$414,321
Bank of Nova Scotia,
4.100%, due 06/08/17	680,000		569,084
Canadian Imperial Bank of Commerce,
1.350%, due 07/18/16	$445,000		448,819
3.400%, due 01/14/16	CAD	505,000	406,037
Canadian Natural Resources Ltd.,
3.900%, due 02/01/25	$315,000		318,028
Hydro One, Inc.,
5.360%, due 05/20/36	CAD	330,000	342,996
Nexen Energy ULC,
6.400%, due 05/15/37	$490,000		616,787
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	465,000	388,789
Suncor Energy, Inc.,
6.500%, due 06/15/38	$500,000		642,297
Talisman Energy, Inc.,
3.750%, due 02/01/21	470,000		462,453
TELUS Corp.,
3.750%, due 01/17/25	CAD	160,000	134,511
Thomson Reuters Corp.,
1.300%, due 02/23/17	$470,000		470,535
Toronto-Dominion Bank,
3.367%, due 11/02/20[3]	CAD	645,000	514,992
Total Capital Canada Ltd.,
1.875%, due 07/09/20[2]	EUR	100,000	115,009
Yamana Gold, Inc.,
4.950%, due 07/15/24	$470,000		462,110
Total Canada corporate bonds			6,306,768

Cayman Islands: 0.80%
Hutchison Whampoa International 09 Ltd.,
7.625%, due 04/09/19[1]	300,000		360,645
7.625%, due 04/09/19[2]	125,000		150,741
Noble Holding International Ltd.,
5.950%, due 04/01/25	240,000		234,356
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	650,000	748,794
Tencent Holdings Ltd.,
3.375%, due 05/02/19[1]	$450,000		466,258
Thames Water Utilities Cayman Finance Ltd.,
5.375%, due 07/21/25[3]	GBP	190,000	302,206
Yorkshire Water Services Bradford Finance Ltd.,
6.000%, due 04/24/25[3]	GBP	180,000	289,265
Total Cayman Islands corporate bonds			2,552,265

China: 0.39%
AIA Group Ltd.,
1.750%, due 03/13/18[2]	$760,000		754,525
2.250%, due 03/11/19[1]	275,000		276,834

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
China—(concluded)
Bank of China Ltd.,
5.000%, due 11/13/24[1]	$200,000		$211,284
Total China corporate bonds			1,242,643

Czech Republic: 0.20%
NET4GAS sro,
2.500%, due 07/28/21	EUR	560,000	638,268

Denmark: 0.24%
A.P. Moeller - Maersk A/S,
3.375%, due 08/28/19[2]	650,000		779,060

Finland: 0.64%
Elenia Finance Oyj,
2.875%, due 12/17/20	550,000		643,573
Pohjola Bank Oyj,
1.750%, due 08/29/18	300,000		337,688
Sampo Oyj,
1.500%, due 09/16/21	150,000		166,370
Teollisuuden Voima Oyj,
2.500%, due 03/17/21	425,000		481,441
4.625%, due 02/04/19[2]	335,000		405,370
Total Finland corporate bonds			2,034,442

France: 2.12%
Arkema SA,
1.500%, due 01/20/25	200,000		217,966
BNP Paribas SA,
2.700%, due 08/20/18[4]	$490,000		505,112
2.875%, due 03/20/26[3]	EUR	350,000	394,977
5.186%, due 06/29/15[2,3,5]	$170,000		170,896
5.186%, due 06/29/15[2,3,5]	60,000		60,316
BPCE SA,
2.750%, due 07/08/26[3]	EUR	300,000	336,495
Christian Dior SE,
1.375%, due 06/19/19	200,000		220,615
CNP Assurances,
4.250%, due 06/05/45[3]	100,000		119,290
Credit Agricole SA,
2.375%, due 05/20/24	100,000		119,473
Credit Logement SA,
1.177%, due 06/16/15[2,3,5]	200,000		184,169
Electricite de France SA,
5.250%, due 01/29/23[2,3,5]	$330,000		344,355
5.625%, due 01/22/24[1,3,5]	280,000		298,200
6.950%, due 01/26/39[1]	200,000		280,037
GDF Suez,
4.750%, due 07/10/21[3,5]	EUR	600,000	732,245
Gecina SA,
1.500%, due 01/20/25	200,000		218,635
Infra Foch SAS,
1.250%, due 10/16/20	200,000		219,317
Orange SA,
5.875%, due 02/07/22[3,5]	GBP	300,000	476,171
Societe Des Autoroutes Paris-Rhin-Rhone,
2.250%, due 01/16/20	EUR	600,000	692,455
Total Capital International SA,
1.550%, due 06/28/17	$1,165,000		1,178,069
Total France corporate bonds			6,768,793

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount		Value
Germany: 0.05%
Merck KGaA,
3.375%, due 12/12/74[3]	EUR	125,000	$144,601

Guernsey: 0.14%
Credit Suisse Group Guernsey I Ltd.,
7.875%, due 02/24/41[2,3]		$415,000	439,900

India: 0.16%
Reliance Industries Ltd.,
4.125%, due 01/28/25[1]	525,000		525,887

Ireland: 0.42%
Cloverie PLC for Zurich Insurance Co., Ltd.,
1.750%, due 09/16/24	EUR	130,000	148,163
FGA Capital Ireland PLC,
2.625%, due 04/17/19	435,000		493,439
Perrigo Co. PLC,
4.000%, due 11/15/23		$200,000	208,976
XL Group PLC,
4.450%, due 03/31/25		$270,000	271,748
5.250%, due 12/15/43		180,000	209,063
Total Ireland corporate bonds			1,331,389

Israel: 0.38%
Delek & Avner Tamar Bond Ltd.,
3.839%, due 12/30/18[1]	1,020,000		1,017,450
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	195,000		205,373
Total Israel corporate bonds			1,222,823

Italy: 1.31%
2i Rete Gas SpA,
1.125%, due 01/02/20	EUR	200,000	217,067
Assicurazioni Generali SpA,
2.875%, due 01/14/20	120,000		141,914
Ei Towers SpA,
3.875%, due 04/26/18	400,000		463,338
Intesa Sanpaolo SpA,
3.625%, due 08/12/15[1]		$235,000	237,209
3.875%, due 01/16/18	320,000		335,739
4.375%, due 10/15/19[2]	EUR	400,000	495,417
Snam SpA,
3.875%, due 03/19/18[2]	660,000		778,362
Telecom Italia SpA,
6.125%, due 12/14/18	300,000		374,916
Terna Rete Elettrica Nazionale SpA,
4.125%, due 02/17/17	365,000		419,823
UniCredit SpA,
3.250%, due 01/14/21	295,000		354,958
6.375%, due 05/02/23[2,3]		$340,000	362,991
Total Italy corporate bonds			4,181,734

Japan: 0.32%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.350%, due 09/08/19[1]	380,000		383,588
2.350%, due 09/08/19[2]	200,000		201,888
Japan Tobacco, Inc.,
2.100%, due 07/23/18[1]	250,000		253,603

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
Japan—(concluded)
Nippon Telegraph & Telephone Corp.,
1.400%, due 07/18/17	$185,000		$185,671
Total Japan corporate bonds			1,024,750

Jersey, Channel Islands: 0.80%
AA Bond Co., Ltd.,
4.720%, due 07/31/18[2]	GBP	275,000	439,835
Gatwick Funding Ltd.,
5.250%, due 01/23/24[2]	250,000		439,973
Heathrow Funding Ltd.,
1.500%, due 02/11/30	EUR	425,000	452,893
4.600%, due 02/15/18[2]	465,000		559,410
HSBC Capital Funding LP,
5.130%, due 03/29/16[3,5]	170,000		188,702
QBE Capital Funding III Ltd.,
7.250%, due 05/24/41[2,3]	$430,000		478,375
Total Jersey, Channel Islands corporate bonds			2,559,188

Luxembourg: 0.26%
Belfius Financing Co.,
1.264%, due 02/09/17[3]	GBP	325,000	474,874
Prologis International Funding II SA,
2.875%, due 04/04/22	EUR	170,000	200,472
SES SA,
3.600%, due 04/04/23[1]	$125,000		130,837
Total Luxembourg corporate bonds			806,183

Mexico: 0.47%
America Movil SAB de CV,
5.000%, due 03/30/20	735,000		832,916
5.125%, due 09/06/73[3]	EUR	145,000	169,761
Coca-Cola Femsa SAB de CV,
2.375%, due 11/26/18	$490,000		494,312
Total Mexico corporate bonds			1,496,989

Netherlands: 4.28%
ABN AMRO Bank NV,
4.875%, due 01/16/19[2]	GBP	350,000	583,380
6.250%, due 09/13/22[3]	$370,000		402,800
Achmea BV,
2.500%, due 11/19/20	EUR	960,000	1,120,305
4.250%, due 02/04/25[3,5]	350,000		400,300
Allianz Finance II BV,
4.375%, due 02/17/17[3,5]	425,000		482,116
BAT Netherlands Finance BV,
2.375%, due 01/19/23[2]	550,000		656,050
Bharti Airtel International Netherlands BV,
3.375%, due 05/20/21[1]	100,000		116,059
4.000%, due 12/10/18	650,000		759,758
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[2]	560,000		641,668
5.500%, due 09/17/15	$355,000		362,879

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount		Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, due 03/19/18	$830,000		$837,326
2.500%, due 05/26/26[3]	EUR	745,000	829,941
5.500%, due 06/29/20[3,5]	455,000		513,407
Deutsche Annington Finance BV,
4.000%, due 12/17/21[3,5]	300,000		340,317
Deutsche Telekom International Finance BV,
6.500%, due 04/08/22	GBP	160,000	301,315
E.ON International Finance BV,
6.650%, due 04/30/38[1]	$145,000		192,268
EDP Finance BV,
4.625%, due 06/13/16	EUR	405,000	455,917
Heineken NV,
2.125%, due 08/04/20[2]	645,000		747,181
Koninklijke KPN NV,
6.500%, due 01/15/16	257,000		289,937
LYB International Finance BV,
5.250%, due 07/15/43	$280,000		312,022
Nomura Europe Finance NV,
1.875%, due 05/29/18[2]	EUR	350,000	390,764
Redexis Gas Finance BV,
2.750%, due 04/08/21	450,000		528,695
REN Finance BV,
2.500%, due 02/12/25	300,000		342,826
4.750%, due 10/16/20	245,000		312,163
Repsol International Finance BV,
4.250%, due 02/12/16[2]	200,000		222,367
4.375%, due 02/20/18[2]	200,000		237,923
Siemens Financieringsmaatschappij NV,
5.125%, due 02/20/17	330,000		388,068
6.125%, due 09/14/66[3]	GBP	220,000	343,816
SPP Infrastructure Financing BV,
3.750%, due 07/18/20[2]	EUR	205,000	239,969
TenneT Holding BV,
6.655%, due 06/01/17[3,5]	250,000		295,694
Total Netherlands corporate bonds			13,647,231

Norway: 0.68%
Avinor AS,
1.750%, due 03/20/21	120,000		137,183
DNB Bank ASA,
3.200%, due 04/03/17[1]	$450,000		466,251
SpareBank 1 SMN,
2.125%, due 04/14/21	EUR	650,000	747,687
Statoil ASA,
3.125%, due 08/17/17	$400,000		418,855
4.800%, due 11/08/43	355,000		414,618
Total Norway corporate bonds			2,184,594

Portugal: 0.07%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18	EUR	200,000	235,951

Qatar: 0.06%
Qtel International Finance Ltd.,
3.875%, due 01/31/28[1]	$200,000		197,000

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
Singapore: 0.08%
United Overseas Bank Ltd.,
3.750%, due 09/19/24[3]	$250,000		$258,527

South Korea: 0.10%
GS Caltex Corp.,
5.500%, due 04/24/17[2]	300,000		319,369

Spain: 1.22%
Aigues de Barcelona Finance SAU,
1.944%, due 09/15/21	EUR	200,000	223,967
Banco de Sabadell SA,
3.375%, due 01/23/18	100,000		117,304
BBVA Senior Finance SAU,
3.250%, due 03/21/16	200,000		221,218
BBVA US Senior SAU,
4.664%, due 10/09/15	$460,000		468,841
Santander Consumer Finance SA,
0.900%, due 02/18/20[2]	EUR	900,000	971,598
Santander International Debt SAU,
1.375%, due 03/25/17	800,000		877,082
Telefonica Emisiones SAU,
4.710%, due 01/20/20[2]	800,000		1,017,932
Total Spain corporate bonds			3,897,942

Sweden: 0.51%
PGE Sweden AB,
1.625%, due 06/09/19	200,000		222,058
Skandinaviska Enskilda Banken AB,
5.750%, due 05/13/20[3,5]	$275,000		277,750
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]	475,000		544,352
5.125%, due 03/30/20[2]	115,000		131,790
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]	440,000		452,450
Total Sweden corporate bonds			1,628,400

Switzerland: 0.12%
Credit Suisse,
3.000%, due 10/29/21	380,000		387,315

United Kingdom: 7.62%
Abbey National Treasury Services PLC,
4.000%, due 03/13/24	475,000		508,550
Anglian Water Services Financing PLC,
4.500%, due 02/22/26[2]	GBP	200,000	330,561
Aon PLC,
2.875%, due 05/14/26	EUR	155,000	191,008
Arqiva Financing PLC,
4.040%, due 06/30/20[2]	GBP	525,000	830,855
4.882%, due 12/31/32[2]	250,000		417,473
Barclays Bank PLC,
2.250%, due 05/10/17[1,4]	$360,000		368,696
4.375%, due 09/11/24	960,000		970,975
5.750%, due 08/17/21[2]	GBP	255,000	459,315
6.625%, due 03/30/22[2]	EUR	260,000	364,786
BP Capital Markets PLC,
1.375%, due 05/10/18	$380,000		378,296
2.750%, due 05/10/23	215,000		209,733

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount		Value
British Telecommunications PLC,
8.500%, due 12/07/16[2]	GBP	385,000	$638,933
BUPA Finance PLC,
3.375%, due 06/17/21	100,000		157,346
6.125%, due 09/16/20[3,5]	250,000		403,161
Centrica PLC,
5.375%, due 10/16/43[1]	$200,000		227,771
Close Brothers Finance PLC,
3.875%, due 06/27/21	GBP	475,000	759,951
Diageo Capital PLC,
3.875%, due 04/29/43	$335,000		334,803
EE Finance PLC,
4.375%, due 03/28/19[2]	GBP	345,000	557,493
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17	$330,000		333,382
1.500%, due 05/08/17	230,000		232,357
Gwynt y Mor OFTO PLC,
2.778%, due 02/17/34	GBP	207,494	314,378
HSBC Holdings PLC,
5.100%, due 04/05/21	$920,000		1,050,703
5.250%, due 09/16/22[3,5]	EUR	750,000	836,679
Imperial Tobacco Finance PLC,
2.050%, due 02/11/18[1]	$420,000		422,397
9.000%, due 02/17/22[2]	GBP	190,000	392,410
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[2,3]	610,000		948,625
Lloyds Bank PLC,
7.500%, due 04/15/24	315,000		653,155
11.875%, due 12/16/21[2,3]	EUR	295,000	374,294
Manchester Airport Group Funding PLC,
4.750%, due 03/31/34	GBP	120,000	208,630
National Express Group PLC,
6.250%, due 01/13/17	200,000		320,228
National Grid Electricity Transmission PLC,
4.000%, due 06/08/27[2]	230,000		389,452
Northern Gas Networks Finance PLC,
5.875%, due 07/08/19	225,000		388,081
Prudential PLC,
1.375%, due 01/19/18	470,000		699,477
Royal Bank of Scotland PLC,
6.934%, due 04/09/18	EUR	690,000	851,691
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[3,5]	GBP	302,000	454,147
Scottish Widows PLC,
5.500%, due 06/16/23	300,000		486,441
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[2]	$230,000		226,777
3.125%, due 04/24/23[1]	680,000		670,471
Sinopec Group Overseas Development 2013 Ltd.,
2.625%, due 10/17/20[2]	EUR	200,000	234,653
Sky PLC,
3.750%, due 09/16/24[1]	$200,000		206,769
Southern Gas Networks PLC,
2.500%, due 02/03/25	GBP	115,000	169,059

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
United Kingdom—(continued)
Standard Chartered PLC,
4.000%, due 07/12/22[2,3]	$950,000		$974,917
State Grid Europe Development 2014 PLC, Series A,
1.500%, due 01/26/22	EUR	325,000	354,873
Tesco Property Finance 4 PLC,
5.801%, due 10/13/40[2]	GBP	247,318	377,786
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37	460,000		858,066
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16[2]	710,000		1,122,733
6.750%, due 12/17/36[3]	50,000		85,571
Wellcome Trust Ltd.,
1.125%, due 01/21/27	EUR	150,000	164,405
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32[2]	GBP	200,000	390,134
WPP Finance 2010,
3.750%, due 09/19/24	$355,000		370,542
WPP PLC,
6.625%, due 05/12/16[2]	EUR	405,000	466,151
Yorkshire Building Society,
4.125%, due 11/20/24[3]	GBP	115,000	175,647
Total United Kingdom corporate bonds			24,314,787

United States: 26.47%
21st Century Fox America, Inc.,
6.200%, due 12/15/34	$760,000		970,755
ABB Finance USA, Inc.,
2.875%, due 05/08/22	520,000		530,577
AbbVie, Inc.,
2.900%, due 11/06/22	565,000		560,456
4.400%, due 11/06/42	330,000		339,708
Actavis Funding SCS,
1.300%, due 06/15/17	220,000		218,118
3.450%, due 03/15/22	345,000		353,376
4.750%, due 03/15/45	285,000		302,914
Aetna, Inc.,
2.200%, due 03/15/19	145,000		146,526
3.500%, due 11/15/24	465,000		485,038
4.750%, due 03/15/44	95,000		111,187
Albemarle Corp.,
1.875%, due 12/08/21	EUR	150,000	165,462
4.150%, due 12/01/24	$690,000		715,616
Alltel Corp.,
7.875%, due 07/01/32	435,000		621,673
Altria Group, Inc.,
4.250%, due 08/09/42	1,185,000		1,196,773
American Airlines Pass Through Trust, Series 2014-1, Class B,
4.375%, due 10/01/22	65,000		67,275
American Express Credit Corp.,
1.300%, due 07/29/16	275,000		276,580
American International Group, Inc.,
3.375%, due 08/15/20	645,000		680,574
3.875%, due 01/15/35	245,000		246,226
4.500%, due 07/16/44	255,000		273,721
American Tower Corp.,
3.400%, due 02/15/19	180,000		185,883
Anadarko Petroleum Corp.,
6.375%, due 09/15/17	1,020,000		1,134,884
Anthem, Inc.,
5.100%, due 01/15/44	210,000		240,866

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

		Face amount	Value
Apache Corp.,
4.750%, due 04/15/43		$830,000	$867,481
AT&T, Inc.,
3.000%, due 02/15/22		400,000	401,368
5.550%, due 08/15/41		620,000	697,275
Bank of America Corp.,
1.375%, due 09/10/21	EUR	300,000	330,179
1.875%, due 01/10/19		1,445,000	1,626,513
5.875%, due 02/07/42		$345,000	438,889
Bank of New York Mellon Corp.,
1.350%, due 03/06/18		730,000	730,126
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		300,000	300,923
Branch Banking & Trust Co.,
1.350%, due 10/01/17		265,000	265,673
Burlington Northern Santa Fe LLC,
3.000%, due 03/15/23		580,000	591,645
5.400%, due 06/01/41		325,000	390,708
Cadence Design Systems, Inc.,
4.375%, due 10/15/24		280,000	290,956
Capital One Financial Corp.,
1.000%, due 11/06/15		840,000	841,012
Caterpillar, Inc.,
4.750%, due 05/15/64		345,000	378,920
CF Industries, Inc.,
5.150%, due 03/15/34		450,000	493,158
Chevron Corp.,
2.355%, due 12/05/22		400,000	395,166
2.427%, due 06/24/20		165,000	169,105
Cisco Systems, Inc.,
2.900%, due 03/04/21		105,000	110,532
Citigroup, Inc.,
0.728%, due 05/31/17[3]	EUR	625,000	669,142
3.875%, due 10/25/23		$485,000	511,951
Coca-Cola Co.,
1.800%, due 09/01/16		540,000	549,235
1.875%, due 09/22/26	EUR	305,000	358,124
Comcast Corp.,
4.750%, due 03/01/44		$160,000	184,106
Delta Air Lines Pass Through Trust, Series 2007-1, Class A,
6.821%, due 08/10/22		36,307	42,618
DIRECTV Holdings LLC,
5.000%, due 03/01/21		860,000	957,223
Duke Energy Corp.,
3.050%, due 08/15/22		535,000	551,228
Enable Midstream Partners LP,
2.400%, due 05/15/19[1]		180,000	176,386
3.900%, due 05/15/24[1]		165,000	158,987
Energy Transfer Partners LP,
6.050%, due 06/01/41		580,000	642,156
Enterprise Products Operating LLC,
4.850%, due 03/15/44		405,000	436,581
5.200%, due 09/01/20		325,000	366,195
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		335,000	390,682
Express Scripts Holding Co.,
2.250%, due 06/15/19		465,000	467,094

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

		Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
Exxon Mobil Corp.,
0.921%, due 03/15/17		$70,000	$70,233
1.819%, due 03/15/19		320,000	324,153
3.567%, due 03/06/45		185,000	191,823
Fifth Third Bank,
2.875%, due 10/01/21		545,000	552,390
Five Corners Funding Trust,
4.419%, due 11/15/23[1]		590,000	632,966
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		1,380,000	1,422,202
Freeport-McMoRan, Inc.,
3.875%, due 03/15/23		365,000	338,138
4.000%, due 11/14/21		625,000	610,020
General Electric Capital Corp.,
1.000%, due 12/11/15		765,000	768,058
4.375%, due 09/16/20		740,000	821,478
Series A, 6.750%, due 03/15/32		1,250,000	1,728,936
General Electric Co.,
4.125%, due 10/09/42		275,000	290,249
Georgia Power Co.,
0.750%, due 08/10/15		375,000	375,466
5.400%, due 06/01/40		350,000	437,655
Gilead Sciences, Inc.,
2.050%, due 04/01/19		280,000	283,697
4.800%, due 04/01/44		365,000	420,623
Glencore Funding LLC,
2.500%, due 01/15/19[1]		480,000	480,232
3.125%, due 04/29/19[1]		230,000	235,221
Goldman Sachs Group, Inc.,
1.375%, due 07/26/22	EUR	1,345,000	1,466,724
Hartford Financial Services Group, Inc.,
4.300%, due 04/15/43		$300,000	318,312
HSBC Finance Capital Trust IX,
5.911%, due 11/30/35[3]		300,000	304,950
Illinois Tool Works, Inc.,
3.000%, due 05/19/34	EUR	215,000	290,621
International Business Machines Corp.,
3.375%, due 08/01/23		$560,000	583,768
Jefferies Group LLC,
2.375%, due 05/20/20	EUR	175,000	191,389
Johnson Controls, Inc.,
3.625%, due 07/02/24		$210,000	217,601
4.950%, due 07/02/64		165,000	176,908
JPMorgan Chase & Co.,
3.125%, due 01/23/25		315,000	315,924
3.200%, due 01/25/23		2,785,000	2,831,339
3.875%, due 09/10/24		255,000	261,602
Juniper Networks, Inc.,
4.500%, due 03/15/24		365,000	375,575
Kellogg Co.,
1.875%, due 11/17/16		380,000	385,738
Kinder Morgan Energy Partners LP,
3.500%, due 03/01/21		70,000	70,556
5.000%, due 03/01/43		575,000	561,583
Kinder Morgan, Inc.,
5.000%, due 02/15/21[1]		530,000	566,466
Kraft Foods Group, Inc.,
5.000%, due 06/04/42		465,000	514,580

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

		Face amount	Value
Laboratory Corp. of America Holdings,
2.500%, due 11/01/18	$235,000		$239,967
Lam Research Corp.,
3.800%, due 03/15/25		210,000	211,201
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]		580,000	617,777
Lincoln National Corp.,
3.350%, due 03/09/25		55,000	55,629
4.200%, due 03/15/22		810,000	875,481
Lorillard Tobacco Co.,
3.750%, due 05/20/23		150,000	152,724
Lowe’s Cos., Inc.,
4.250%, due 09/15/44		510,000	553,051
Marathon Petroleum Corp.,
3.625%, due 09/15/24		505,000	510,755
McKesson Corp.,
4.883%, due 03/15/44		135,000	154,927
Medtronic, Inc.,
3.150%, due 03/15/22[1]		500,000	519,182
4.000%, due 04/01/43		330,000	341,864
Merck & Co., Inc.,
1.875%, due 10/15/26	EUR	225,000	263,596
3.700%, due 02/10/45	$160,000		160,757
MetLife, Inc.,
4.875%, due 11/13/43		630,000	727,135
Metropolitan Life Global Funding I,
1.250%, due 09/17/21	EUR	560,000	616,876
2.375%, due 09/30/19[2]		530,000	614,979
Microsoft Corp.,
2.625%, due 05/02/33		440,000	581,266
3.500%, due 11/15/42	$410,000		394,620
Mondelez International, Inc.,
1.625%, due 03/08/27	EUR	200,000	216,446
2.375%, due 01/26/21		830,000	970,209
Monongahela Power Co.,
5.400%, due 12/15/43[1]	$255,000		312,666
Monsanto Co.,
4.200%, due 07/15/34		430,000	460,806
Morgan Stanley,
2.375%, due 07/23/19		1,550,000	1,561,565
2.650%, due 01/27/20		650,000	659,049
4.350%, due 09/08/26		450,000	471,719
6.375%, due 07/24/42		205,000	273,412
Mosaic Co.,
5.450%, due 11/15/33		290,000	335,312
Navient Corp.,
6.250%, due 01/25/16		270,000	278,100
NBCUniversal Media LLC,
4.375%, due 04/01/21		980,000	1,091,848
5.150%, due 04/30/20		640,000	734,525
Noble Energy, Inc.,
5.050%, due 11/15/44		200,000	209,856
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		196,000	277,360
PacifiCorp,
6.000%, due 01/15/39		495,000	667,439
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[2]	EUR	345,000	468,934

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

		Face amount	Value
Bonds—(continued)
Corporate bonds—(concluded)
United States—(concluded)
Philip Morris International, Inc.,
4.250%, due 11/10/44		$485,000	$508,649
Phillips 66,
4.650%, due 11/15/34		220,000	233,109
Phillips 66 Partners LP,
4.680%, due 02/15/45		160,000	160,418
PNC Funding Corp.,
2.700%, due 09/19/16		385,000	394,151
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		285,000	315,507
Priceline Group, Inc.,
2.375%, due 09/23/24	EUR	320,000	369,273
QVC, Inc.,
4.375%, due 03/15/23		$195,000	198,676
Republic Services, Inc.,
5.250%, due 11/15/21		925,000	1,062,326
Reynolds American, Inc.,
6.750%, due 06/15/17		640,000	710,210
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[1]		590,000	620,656
Santander Holdings USA, Inc.,
3.000%, due 09/24/15		595,000	599,638
Sempra Energy,
6.000%, due 10/15/39		420,000	539,744
Southwestern Electric Power Co.,
6.200%, due 03/15/40		565,000	751,532
Southwestern Energy Co.,
4.050%, due 01/23/20		160,000	165,337
SunTrust Banks, Inc.,
1.350%, due 02/15/17		790,000	792,484
2.350%, due 11/01/18		550,000	558,547
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]		250,000	267,436
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[1]		285,000	321,742
Thermo Fisher Scientific, Inc.,
3.300%, due 02/15/22		155,000	158,932
4.150%, due 02/01/24		80,000	86,377
5.300%, due 02/01/44		175,000	209,025
Time Warner Cable, Inc.,
5.000%, due 02/01/20		1,090,000	1,216,394
Transocean, Inc.,
6.500%, due 11/15/20[4]		1,505,000	1,262,319
6.800%, due 03/15/38[4]		320,000	229,600
Tyson Foods, Inc.,
3.950%, due 08/15/24		535,000	565,219
Union Pacific Corp.,
4.750%, due 12/15/43		95,000	110,739
United Airlines Pass Through Trust, Series 2014-1, Class A,
4.000%, due 04/11/26		435,000	458,925
US Bancorp,
1.650%, due 05/15/17		365,000	370,008
Valero Energy Corp.,
6.625%, due 06/15/37		560,000	691,212
Ventas Realty LP,
3.500%, due 02/01/25		210,000	210,858

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

		Face amount	Value
Verizon Communications, Inc.,
2.625%, due 02/21/20	$1,192,000		$1,212,693
3.000%, due 11/01/21		235,000	239,688
4.500%, due 09/15/20		525,000	579,743
6.550%, due 09/15/43		1,180,000	1,536,548
Virginia Electric & Power Co., Series A,
6.000%, due 05/15/37		285,000	382,944
Wachovia Corp.,
5.750%, due 02/01/18		1,350,000	1,509,619
Walgreens Boots Alliance, Inc.,
3.800%, due 11/18/24		440,000	454,939
Waste Management, Inc.,
4.100%, due 03/01/45		500,000	510,906
Williams Partners LP,
4.300%, due 03/04/24		485,000	483,945
WM Wrigley Jr Co.,
2.000%, due 10/20/17[1]		80,000	80,867
Xcel Energy, Inc.,
4.700%, due 05/15/20		165,000	184,725
4.800%, due 09/15/41		260,000	301,298
Yum! Brands, Inc.,
5.350%, due 11/01/43		405,000	448,608
Zimmer Holdings, Inc.,
3.150%, due 04/01/22		355,000	359,296
4.450%, due 08/15/45		420,000	434,986
Total United States corporate bonds			84,463,582

Virgin Islands, British: 0.08%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[1]		250,000	251,136
Total corporate bonds (cost $182,372,472)			178,965,688

Collateralized debt obligation: 0.00%[6]
Cayman Islands: 0.00%[6]
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[7] (cost $8,106,344)		8,000,000	0

Mortgage & agency debt security: 0.01%
United States: 0.01%
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
2.664%, due 04/25/35[3] (cost $72,232)		589,677	41,847

Non-US government obligations: 5.92%
Australia: 5.43%
Government of Australia,
4.250%, due 07/21/17	AUD	7,482,000	6,025,142
4.500%, due 04/15/20		7,276,000	6,243,463
4.750%, due 06/15/16		6,440,000	5,077,241
			17,345,846
Italy: 0.49%
Buoni Poliennali Del Tesoro,
4.500%, due 07/15/15	EUR	1,425,000	1,551,905
Total Non-US government obligations (cost $21,801,657)			18,897,751

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

		Face amount	Value
Bonds—(concluded)
Supranational bonds: 0.41%
Asian Development Bank,
1.000%, due 12/15/15	GBP	175,000	$260,313
European Investment Bank,
3.000%, due 12/07/15		245,000	369,367
Inter-American Development Bank,
0.625%, due 12/15/15		225,000	333,795
International Finance Corp.,
0.625%, due 12/15/15		225,000	333,825
Total supranational bonds (cost $1,364,905)			1,297,300
Total bonds (cost $213,717,610)			199,202,586

		Shares
Short-term investments: 26.40%
Investment company: 9.42%
UBS Cash Management Prime Relationship Fund[8] (cost $30,059,948)		30,059,948	30,059,948

		Face Amount
US government obligations: 16.98%
US Treasury Bills
0.075%, due 06/25/15[9]	$38,000,000		37,998,670
0.156%, due 09/17/15[9]		9,600,000	9,595,498
0.043%, due 04/30/15[4,9]		6,600,000	6,599,866
Total US government obligations (cost $54,186,012)			54,194,034
Total short-term investments (cost $84,245,960)			84,253,982

		Number of contracts
Options purchased: 0.87%
Put options: 0.87%
EURO STOXX 50 Index, strike @ EUR 3,500.00, expires April 2015		805	118,584
S&P 500 Index, strike @ USD 1,975.00, expires June 2015		391	1,267,231
S&P 500 Index, strike @ USD 1700.00, expires December 2016		160	1,382,400
Total options purchased (cost $3,437,823)			2,768,215

Investment of cash collateral from securities loaned: 0.51%
UBS Private Money Market Fund LLC[8] (cost $1,627,843)		1,627,843	1,627,843
Total investments: 90.21% (cost $303,029,236)			287,852,626
Cash and other assets, less liabilities: 9.79%			31,248,800
Net assets: 100.00%			$319,101,426

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,956,042
Gross unrealized depreciation	(19,132,652)
Net unrealized depreciation of investments	$(15,176,610)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	USD	2,741,147	AUD	3,625,813	06/11/15	$9,473
GSI	CHF	17,940,000	USD	18,695,679	06/11/15	181,518
GSI	HUF	761,225,000	EUR	5,000,363	06/11/15	(58,327)
GSI	NZD	34,975,000	USD	26,266,575	06/11/15	298,689
HSBC	AUD	35,640,000	USD	27,700,548	06/11/15	663,274
HSBC	GBP	11,710,000	USD	17,876,287	06/11/15	514,065
HSBC	USD	11,393,623	MXN	172,830,000	06/11/15	(117,718)
JPMCB	CAD	4,165,000	USD	3,340,587	06/11/15	55,247
JPMCB	EUR	45,025,000	USD	49,940,064	06/11/15	1,480,408
JPMCB	EUR	2,265,000	USD	2,415,125	06/11/15	(22,657)
JPMCB	GBP	650,000	USD	965,322	06/11/15	1,577
JPMCB	USD	5,490,822	HUF	1,522,450,000	06/11/15	(50,688)
JPMCB	USD	1,849,615	JPY	221,100,000	06/11/15	(4,312)
JPMCB	USD	2,130,186	SEK	17,780,000	06/11/15	(63,368)
SSB	KRW	4,554,000,000	USD	13,177,600	06/11/15	89,071
SSB	MYR	43,127,000	USD	11,726,623	06/11/15	152,771
SSB	USD	12,854,987	INR	809,350,000	06/11/15	(119,328)
SSB	USD	6,979,873	PHP	308,650,000	06/11/15	(103,535)
Net unrealized appreciation on forward foreign currency contracts						$2,906,160

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 95 contracts (USD)	June 2015	$15,766,662	$16,138,125	$371,463
5 Year US Treasury Notes, 15 contracts (USD)	June 2015	1,789,006	1,803,164	14,158
10 Year US Treasury Notes, 29 contracts (USD)	June 2015	3,707,512	3,738,281	30,769

US Treasury futures sell contracts:
US Ultra Bond, 10 contracts (USD)	June 2015	(1,688,548)	(1,698,750)	(10,202)

2 Year US Treasury Notes, 365 contracts (USD)	June 2015	(79,717,949)	(79,992,031)	(274,082)

5 Year US Treasury Notes, 667 contracts (USD)	June 2015	(79,382,765)	(80,180,695)	(797,930)

10 Year US Treasury Notes, 190 contracts (USD)	June 2015	(24,280,215)	(24,492,187)	(211,972)

Index futures buy contracts:
DAX Index, 41 contracts (EUR)	June 2015	13,289,511	13,185,427	(104,084)
EURO STOXX 50 Index, 903 contracts (EUR)	June 2015	35,087,616	35,165,059	77,443
FTSE 100 Index, 125 contracts (GBP)	June 2015	12,520,101	12,467,101	(53,000)
Hong Kong Hang Seng Index, 204 contracts (HKD)	April 2015	15,840,004	16,303,304	463,300
KOSPI 200 Index, 82 contracts (KRW)	June 2015	9,458,641	9,497,855	39,214
MSCI Taiwan Index, 266 contracts (USD)	April 2015	9,590,577	9,389,800	(200,777)
S&P 500 Index, 80 contracts (USD)	June 2015	41,277,244	41,216,000	(61,244)
TOPIX Index, 249 contracts (JPY)	June 2015	31,856,995	31,972,548	115,553

Index futures sell contracts:
FTSE China A50 Index, 737 contracts (USD)	April 2015	(8,636,788)	(8,766,615)	(129,827)
OMXS30 Index, 1,348 contracts (SEK)	April 2015	(25,743,030)	(25,889,685)	(146,655)

Interest rate futures buy contracts:
Australian Government 3 Year Bond, 730 contracts (AUD)	June 2015	62,273,554	62,633,899	360,345
Canadian Government 10 Year Bond, 16 contracts (CAD)	June 2015	1,798,177	1,803,198	5,021
Euro-BTP, 101 contracts (EUR)	June 2015	15,105,158	15,267,022	161,864
Euro-Bund, 19 contracts (EUR)	June 2015	3,201,728	3,243,427	41,699
Long Gilt, 54 contracts (GBP)	June 2015	9,454,996	9,672,510	217,514

Interest rate futures sell contracts:
Euro-Bund, 56 contracts (EUR)	June 2015	(9,443,386)	(9,559,574)	(116,188)
Euro-Buxl 30 Year Bond, 1 contract (EUR)	June 2015	(176,714)	(189,416)	(12,702)
Japanese Government 10 Year Bond, 21 contracts (JPY)	June 2015	(25,766,304)	(25,777,462)	(11,158)
Long Gilt, 6 contracts (GBP)	June 2015	(1,054,951)	(1,074,723)	(19,772)
Net unrealized depreciation on futures contracts				$(251,250)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[10]	Payments received by the Fund[10]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
DB	EUR	32,600,000	11/01/21	2.698%	6 month EURIBOR	$—	$(5,710,721)	$(5,710,721)
GSI	EUR	31,200,000	06/21/21	6 month EURIBOR	3.325%	—	7,034,190	7,034,190
						$—	$1,323,469	$1,323,469

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

Credit default swaps on corporate issues — buy protection11

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)
BB	METRO AG bond, 3.375%, due 03/01/19	EUR	455,000	06/20/20	1.000%	$2,995	$(1,403)	$1,592
CITI	HSBC Bank PLC bond, 4.000%, due 01/15/21	EUR	325,000	03/20/20	1.000	10,287	(7,856)	2,431
JPMCB	Bayer AG bond, 5.625%, due 05/23/18	EUR	585,000	03/20/18	1.000	7,309	(16,657)	(9,348)
JPMCB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	1,345,000	06/20/20	1.000	55,048	(58,216)	(3,168)
						$75,639	$(84,132)	$(8,493)

Credit default swaps on corporate issues — sell protection13

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[14]
CITI	Glencore International AG bond, 6.500%, 02/27/19	EUR	355,000	06/20/19	1.000%	$19,244	$(4,217)	$15,027	0.013%
CITI	Standard Chartered Bank PLC bond, 0.000%, due 10/15/14	EUR	325,000	03/20/20	1.000	(1,186)	5,891	4,705	0.007
GSI	Freeport-McMoRan, Inc. bond, 3.550%, due 03/01/22	USD	420,000	12/20/19	1.000	19,666	(26,279)	(6,613)	0.024
JPMCB	Lanxess AG bond, 4.125%, due 05/23/18	EUR	595,000	06/20/19	1.000	7,477	13,564	21,041	0.005
JPMCB	Portugal Telecom International Finance B.V. bond, 4.375%, due 3/24/17	EUR	445,000	09/20/19	5.000	(75,849)	8,851	(66,998)	0.046
JPMCB	Teck Resources Limited bond, 3.150%, due 01/15/17	USD	420,000	12/20/19	1.000	39,064	(23,338)	15,726	0.023
JPMCB	Teck Resources Limited bond, 3.150%, due 01/15/17	USD	90,000	03/20/20	1.000	7,207	(5,774)	1,433	0.024
						$15,623	$(31,302)	$(15,679)

Options written

	Expiration date	Premiums received	Value
Call options
NIKKEI 225 Index, 221 contracts, strike @ JPY 21,000.00	June 2015	$202,426	$(267,186)

Written options activity for the period ended March 31, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2014	235	$1,122,533
Options written	2,564	2,737,281
Options terminated in closing purchase transactions	(2,578)	(3,657,388)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2015	221	$202,426

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$178,965,688	$—	$178,965,688
Collateralized debt obligation	—	—	0	0
Mortgage & agency debt security	—	41,847	—	41,847
Non-US government obligations	—	18,897,751	—	18,897,751
Supranational bonds	—	1,297,300	—	1,297,300
Short-term investments	—	84,253,982	—	84,253,982
Investment of cash collateral from securities loaned	—	1,627,843	—	1,627,843
Options purchased	2,768,215	—	—	2,768,215
Forward foreign currency contracts	—	3,446,093	—	3,446,093
Futures contracts	1,202,833	695,510	—	1,898,343
Swap agreements	—	7,062,496	—	7,062,496
Total	$3,971,048	$296,288,510	$0	$300,259,558

Liabilities
Forward foreign currency contracts	$—	$(539,933)	$—	$(539,933)
Futures contracts	(1,645,077)	(504,516)	—	(2,149,593)
Swap agreements	—	(5,854,461)	—	(5,854,461)
Options written	(267,186)	—	—	(267,186)
Total	$(1,912,263)	$(6,898,910)	$—	$(8,811,173)

At March 31, 2015, $190,994 of futures contracts, net were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures.

	Collateralized debt obligation	Total
Assets
Beginning balance	$8,000	8,000
Purchases	—	—
Issuances	—	—
Sales	—	—
Accrued discounts (premiums)	(2,833)	(2,833)
Total realized gain	—	—
Change in net unrealized appreciation/depreciation	(5,167)	(5,167)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$0	$0

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2015 was $(5,167).

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2015 (unaudited)

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $15,733,333 or 4.93% of net assets.

2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2015, the value of these securities amounted to $ 27,867,016 or 8.73% of net assets.

3	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2015 and changes periodically.
4	Security, or portion thereof, was on loan at March 31, 2015.
5	Perpetual investment. Date shown reflects the next call date.
6	Amount represents less than 0.005%.
7	Illiquid investment as of March 31, 2015.
8	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/14	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$15,567,483	$243,897,162	$229,404,697	$30,059,948	$15,669
UBS Private Money Market Fund LLC[a]	816,590	12,379,783	11,568,530	1,627,843	80
	$16,384,073	$256,276,945	$240,973,227	$31,687,791	$15,749

a	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

9	Rate shown is the discount rate at the date of purchase.
10	Payments made or received are based on the notional amount.
11

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

12	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced obligation.
13

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

14

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2015

Common stocks
Airlines	0.86%
Auto components	0.59
Automobiles	1.48
Banks	3.33
Beverages	0.67
Biotechnology	1.43
Building products	0.02
Capital markets	0.35
Chemicals	1.18
Communications equipment	0.05
Construction & engineering	0.24
Construction materials	0.32
Consumer finance	0.15
Diversified financial services	1.16
Diversified telecommunication services	0.46
Electric utilities	0.25
Electrical equipment	0.58
Electronic equipment, instruments & components	0.53
Energy equipment & services	0.26
Food & staples retailing	0.17
Food products	1.44
Health care equipment & supplies	0.44
Health care providers & services	0.58
Hotels, restaurants & leisure	1.10
Household durables	0.43
Industrial conglomerates	0.85
Insurance	2.57
Internet & catalog retail	0.90
Internet software & services	1.88
IT services	0.77
Leisure products	0.04
Life sciences tools & services	0.35
Machinery	0.89
Marine	0.26
Media	1.04
Metals & mining	1.18
Multiline retail	0.11
Multi-utilities	0.18
Oil, gas & consumable fuels	1.82
Paper & forest products	0.04
Personal products	0.42
Pharmaceuticals	3.05
Real estate investment trust (REIT)	0.57
Real estate management & development	0.35
Road & rail	0.40
Semiconductors & semiconductor equipment	1.17
Software	1.77
Specialty retail	0.87
Technology hardware, storage & peripherals	1.45
Textiles, apparel & luxury goods	1.51
Tobacco	0.48
Trading companies & distributors	0.93
Transportation infrastructure	0.08
Wireless telecommunication services	0.83
Total common stocks	44.83%
Bonds
Mortgage & agency debt securities	0.14
US government obligations	4.33
Non-US government obligations	6.59
Total bonds	11.06%

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2015

Investment companies
iShares JP Morgan USD Emerging Markets Bond ETF	4.80%
UBS Emerging Markets Equity Relationship Fund	5.77
UBS Global Corporate Bond Relationship Fund	10.20
Total investment companies	20.77%
Rights	0.02
Short-term investment	19.66
Options purchased	1.43
Investment of cash collateral from securities loaned	6.42
Total investments	104.19%
Liabilities, in excess of cash and other assets	(4.19)
Net assets	100.00%

1 Figures represent the direct investments of UBS Global Allocation Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Shares	Value
Common stocks: 44.83%
Australia: 0.38%
Westfield Corp.	273,291	$1,980,571

Brazil: 0.15%
BB Seguridade Participacoes SA	14,000	143,880
BRF SA	10,800	214,203
Cielo SA	11,800	168,928
Fibria Celulose SA ADR*	13,000	183,690
Itau Unibanco Holding SA ADR	8,300	91,798
Total Brazil common stocks		802,499

Canada: 1.54%
Canadian Oil Sands Ltd.	104,300	811,144
Canadian Pacific Railway Ltd.	5,805	1,060,574
Husky Energy, Inc.	60,600	1,236,832
Suncor Energy, Inc.	56,800	1,659,759
Teck Resources Ltd., Class B1	61,400	842,550
Toronto-Dominion Bank[1]	56,100	2,401,154
Total Canada common stocks		8,012,013

China: 1.79%
AIA Group Ltd.	458,117	2,876,281
Alibaba Group Holding Ltd. ADR*	1,520	126,525
Baidu, Inc. ADR*	820	170,888
Beijing Capital International Airport Co., Ltd., H Shares	278,000	271,479
Brilliance China Automotive Holdings Ltd.	52,000	100,105
CAR, Inc.*	47,000	89,158
China Communications Construction Co., Ltd., H Shares	144,000	202,903
China Railway Group Ltd., H Shares	608,000	621,855
Cosmo Lady China Holdings Co., Ltd.*2	192,909	136,292
Hengan International Group Co., Ltd.	8,000	96,295
Industrial & Commercial Bank of China Ltd., H Shares	544,000	402,387
Jardine Matheson Holdings Ltd.	29,900	1,889,041
Ping An Insurance Group Co. of China Ltd., H Shares	53,000	635,821
Shimao Property Holdings Ltd.	91,500	191,994
Tencent Holdings Ltd.	49,300	936,203
West China Cement Ltd.	546,000	82,361
Zhuzhou CSR Times Electric Co. Ltd., H Shares	30,500	200,627
ZTE Corp., H Shares	115,600	265,201
Total China common stocks		9,295,416

Denmark: 0.49%
A.P. Moeller - Maersk A/S, Class B1	654	1,367,009
Danske Bank A/S	44,816	1,181,491
Total Denmark common stocks		2,548,500

Finland: 0.43%
Sampo Oyj, Class A	44,516	2,245,315

France: 1.04%
Danone SA	30,272	2,040,570
LVMH Moet Hennessy Louis Vuitton SE	9,262	1,629,955
Schneider Electric SE	22,643	1,762,051
Total France common stocks		5,432,576

Germany: 1.72%
AIXTRON SE*1	63,693	479,511
Bayer AG	19,396	2,901,950
Daimler AG1	19,102	1,834,455
E.ON SE	62,224	925,204

UBS Global Allocation Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Shares	Value
HeidelbergCement AG	15,911	$1,258,279
ThyssenKrupp AG	59,017	1,545,077
Total Germany common stocks		8,944,476

Hong Kong: 0.13%
PAX Global Technology Ltd.*	199,000	208,127
Yue Yuen Industrial Holdings Ltd.	126,500	447,613
Total Hong Kong common stocks		655,740

India: 0.41%
Dr Reddy’s Laboratories Ltd. ADR	12,400	708,040
HDFC Bank Ltd. ADR	4,000	235,560
ICICI Bank Ltd. ADR	36,500	378,140
Infosys Ltd. ADR	12,280	430,782
Tata Motors Ltd. ADR	9,100	410,046
Total India common stocks		2,162,568

Indonesia: 0.20%
Astra International Tbk PT	217,500	142,456
Bank Central Asia Tbk PT	164,700	186,663
Kalbe Farma Tbk PT	620,800	88,575
Link Net Tbk PT*	227,000	103,717
Media Nusantara Citra Tbk PT	434,700	95,161
Pakuwon Jati Tbk PT	2,213,800	87,157
Surya Citra Media Tbk PT	304,100	78,903
Telekomunikasi Indonesia Persero Tbk PT	1,174,100	258,884
Total Indonesia common stocks		1,041,516

Ireland: 0.73%
Ryanair Holdings PLC ADR	20,300	1,355,431
Shire PLC	30,753	2,451,725
Total Ireland common stocks		3,807,156

Israel: 0.57%
Check Point Software Technologies Ltd.*	30,800	2,524,676
Mellanox Technologies Ltd.*	5,230	237,128
Teva Pharmaceutical Industries Ltd. ADR	3,316	206,587
Total Israel common stocks		2,968,391

Italy: 0.54%
Intesa Sanpaolo SpA	479,862	1,628,653
Mediolanum SpA	145,574	1,173,922
Total Italy common stocks		2,802,575

Japan: 5.63%
Astellas Pharma, Inc.	140,500	2,302,079
Bridgestone Corp.	30,100	1,205,202
Fuji Heavy Industries Ltd.	54,100	1,795,916
Hino Motors Ltd.	101,700	1,447,050
Hitachi Ltd.	228,000	1,557,207
Inpex Corp.	123,600	1,361,922
ITOCHU Corp.	104,800	1,134,133
Japan Airlines Co., Ltd.	58,800	1,829,107
KDDI Corp.	117,600	2,656,882
Mitsubishi UFJ Financial Group, Inc.	313,800	1,943,493
ORIX Corp.	134,700	1,892,687
Panasonic Corp.	135,800	1,783,332
Shin-Etsu Chemical Co., Ltd.	26,500	1,730,135
Sumitomo Realty & Development Co., Ltd.	38,000	1,368,052
THK Co., Ltd.	59,100	1,501,778
Toyota Industries Corp.	18,200	1,040,983
Toyota Motor Corp.	39,400	2,750,267
Total Japan common stocks		29,300,225

UBS Global Allocation Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Shares	Value
Common stocks—(continued)
Malaysia: 0.04%
Axiata Group Bhd	91,300	$174,420
BerMaz Motor Sdn Bhd*	45,000	45,873
Total Malaysia common stocks		220,293

Mexico: 0.08%
Alsea SAB de CV*	36,000	105,238
Cemex SAB de CV ADR*	9,998	94,681
Grupo Televisa SAB ADR*	6,100	201,361
Total Mexico common stocks		401,280

Netherlands: 1.00%
Heineken NV	19,339	1,476,081
ING Groep NV CVA*	158,986	2,328,823
Koninklijke DSM NV	19,388	1,080,579
NXP Semiconductors NV*	3,060	307,102
Total Netherlands common stocks		5,192,585

Norway: 0.28%
Telenor ASA	72,420	1,461,464

Peru: 0.03%
Credicorp Ltd.	1,160	163,131

Philippines: 0.19%
Ayala Land, Inc.	222,800	191,512
Cebu Air, Inc.	44,900	85,432
GT Capital Holdings, Inc.	3,715	111,223
Metropolitan Bank & Trust Co.	106,598	232,227
SM Investments Corp.	10,481	210,780
Universal Robina Corp.	30,600	154,568
Total Philippines common stocks		985,742

Russia: 0.02%
Magnit PJSC GDR[3]	2,006	102,088

South Africa: 0.24%
Aspen Pharmacare Holdings Ltd.*	12,384	391,291
Life Healthcare Group Holdings Ltd.	11,221	39,082
Naspers Ltd., Class N	4,166	639,027
Nedbank Group Ltd.	8,154	159,700
Total South Africa common stocks		1,229,100

South Korea: 0.55%
Amorepacific Corp.	171	516,674
BGF retail Co. Ltd.	1,058	107,621
CJ Korea Express Co., Ltd.*	737	129,508
Cosmax, Inc.	1,959	240,656
Coway Co., Ltd.	1,064	87,572
Hana Tour Service, Inc.	1,030	103,881
Hansae Co., Ltd.	4,832	181,848
Hanssem Co., Ltd.	2,267	376,686
Hyundai Development Co.-Engineering & Construction	8,653	443,561
Korea Electric Power Corp.	4,143	170,732
LG Hausys Ltd.	535	83,081
Samsung Electronics Co., Ltd.	133	172,468
SK Hynix, Inc.	6,551	267,586
Total South Korea common stocks		2,881,874

Spain: 0.94%
Acciona SA*	8,344	642,627
Banco Santander SA	197,592	1,481,223
Bankia SA*	897,974	1,251,436
Mediaset Espana Comunicacion SA*	120,008	1,502,349
Total Spain common stocks		4,877,635

Sweden: 0.10%
Lundin Petroleum AB*	39,122	535,298

Switzerland: 1.50%
ACE Ltd.	2,600	289,874

UBS Global Allocation Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Shares	Value
Glencore PLC*	401,467	$1,694,890
Novartis AG	42,908	4,235,040
Zurich Insurance Group AG*	4,751	1,605,849
Total Switzerland common stocks		7,825,653

Taiwan: 0.44%
Catcher Technology Co., Ltd.	26,000	271,914
Cathay Financial Holding Co., Ltd.	50,000	79,665
Inotera Memories, Inc.*	64,000	84,950
Johnson Health Tech Co. Ltd.	66,000	183,126
Largan Precision Co., Ltd.	8,000	687,744
Merida Industry Co. Ltd.	6,000	47,104
President Chain Store Corp.	29,000	217,968
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,600	695,008
Total Taiwan common stocks		2,267,479

Thailand: 0.06%
Airports of Thailand PCL	15,000	128,906
KCE Electronics PCL	23,297	37,928
Srisawad Power 1979 PCL*	140,000	167,698
Total Thailand common stocks		334,532

Turkey: 0.04%
Pegasus Hava Tasimaciligi AS*	12,101	112,678
Turkiye Halk Bankasi AS	14,759	72,680
Total Turkey common stocks		185,358

United Kingdom: 4.65%
Anglo American PLC	65,813	982,915
Aon PLC	3,200	307,584
ARM Holdings PLC	57,919	940,679
Ashtead Group PLC	113,228	1,815,926
Associated British Foods PLC	27,099	1,130,927
Aviva PLC	185,702	1,486,151
BP PLC	283,902	1,840,299
Burberry Group PLC	49,393	1,268,437
Imperial Tobacco Group PLC	44,340	1,945,030
Lloyds Banking Group PLC*	1,031,643	1,195,816
London Stock Exchange Group PLC	41,737	1,517,976
Noble Corp. PLC	12,400	177,072
Prudential PLC	67,232	1,668,392
Rio Tinto PLC	25,611	1,056,117
SABMiller PLC	25,820	1,352,498
Sage Group PLC	248,102	1,713,822
Unilever NV CVA	54,854	2,292,215
Vodafone Group PLC	453,963	1,485,515
Total United Kingdom common stocks		24,177,371

United States: 18.92%
Acorda Therapeutics, Inc.*	9,700	322,816
Actavis PLC*	3,925	1,168,158
Affiliated Managers Group, Inc.*	5,180	1,112,560
Alnylam Pharmaceuticals, Inc.*	5,610	585,796
Altera Corp.	40,300	1,729,273
Amazon.com, Inc.*	8,050	2,995,405
American Express Co.	3,700	289,044
AMETEK, Inc.	20,600	1,082,324
Apple, Inc.	55,345	6,886,578
Applied Materials, Inc.	11,800	266,208
Approach Resources, Inc.*1	13,700	90,283
Best Buy Co., Inc.	6,710	253,571
Bio-Rad Laboratories, Inc., Class A*	1,800	243,324
Bluebird Bio, Inc.*	1,400	169,078
BorgWarner, Inc.	13,250	801,360

UBS Global Allocation Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Shares	Value
Common stocks—(concluded)
United States—(concluded)
Broadcom Corp., Class A	6,100	$264,099
Capital One Financial Corp.	3,800	299,516
Carnival PLC	25,644	1,254,005
Catalent, Inc.*	8,800	274,120
Catamaran Corp.*	10,720	638,269
CBS Corp. (Non-Voting), Class B	9,980	605,087
Celgene Corp.*	15,625	1,801,250
Chevron Corp.	3,700	388,426
Chimerix, Inc.*	17,000	640,730
Citigroup, Inc.	14,020	722,310
Cobalt International Energy, Inc.*	28,000	263,480
Colfax Corp.*	4,520	215,740
Cummins, Inc.	6,710	930,274
Danaher Corp.	19,650	1,668,285
Delta Air Lines, Inc.	24,400	1,097,024
Digital Realty Trust, Inc.	8,100	534,276
Ecolab, Inc.	10,270	1,174,683
Eli Lilly & Co.	5,200	377,780
Envision Healthcare Holdings, Inc.*	6,400	245,440
EOG Resources, Inc.	3,800	348,422
Estee Lauder Cos., Inc., Class A	15,950	1,326,402
Express Scripts Holding Co.*	16,760	1,454,265
Facebook, Inc., Class A*	35,380	2,908,767
Fastenal Co.	9,700	401,920
Freescale Semiconductor Ltd.*	7,000	285,320
General Electric Co.	25,550	633,896
General Motors Co.	18,350	688,125
Gilead Sciences, Inc.*	17,120	1,679,986
Google, Inc., Class A*	3,755	2,082,899
Google, Inc., Class C*	2,715	1,487,820
Gulfport Energy Corp.*	2,200	101,002
Hain Celestial Group, Inc.*	16,500	1,056,825
Halliburton Co.	5,500	241,340
Hertz Global Holdings, Inc.*	19,100	414,088
Home Depot, Inc.	21,230	2,411,940
Hospira, Inc.*	3,650	320,616
Impax Laboratories, Inc.*	9,200	431,204
Intercontinental Exchange, Inc.	5,800	1,352,966
Intuitive Surgical, Inc.*	2,280	1,151,468
Invesco Ltd.	6,900	273,861
Jabil Circuit, Inc.	11,600	271,208
Joy Global, Inc.	5,500	215,490
JPMorgan Chase & Co.	11,900	720,902
Laboratory Corp. of America Holdings*	2,200	277,398
Laredo Petroleum, Inc.*	12,400	161,696
Las Vegas Sands Corp.	28,900	1,590,656
Lexicon Pharmaceuticals, Inc.*1	175,100	165,347
Lincoln National Corp.	8,600	494,156
LinkedIn Corp., Class A*	4,500	1,124,370
MacroGenics, Inc.*	2,800	87,836
Macy’s, Inc.	8,850	574,454
Martin Marietta Materials, Inc.	1,680	234,864
MasterCard, Inc., Class A	15,300	1,321,767
McDermott International, Inc.*1	63,300	243,072
McGraw Hill Financial, Inc.	11,100	1,147,740
MetLife, Inc.	7,200	363,960
Michael Kors Holdings Ltd.*	16,200	1,065,150
Micron Technology, Inc.*	9,840	266,959
Mondelez International, Inc., Class A	17,100	617,139
Monsanto Co.	3,520	396,141

UBS Global Allocation Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Shares	Value
Morgan Stanley	12,400	$442,556
NetApp, Inc.	6,600	234,036
NextEra Energy, Inc.	4,600	478,630
NIKE, Inc., Class B	23,700	2,377,821
Norfolk Southern Corp.	3,550	365,366
Oasis Petroleum, Inc.*	6,400	91,008
Pacific DataVision, Inc.*2	10,900	545,000
Parker-Hannifin Corp.	2,700	320,706
PDC Energy, Inc.*	6,100	329,644
PepsiCo, Inc.	6,660	636,829
Philip Morris International, Inc.	7,680	578,534
Praxair, Inc.	4,080	492,619
Priceline Group, Inc.*	1,455	1,693,838
Ralph Lauren Corp.	5,800	762,700
Regeneron Pharmaceuticals, Inc.*	2,490	1,124,185
Regulus Therapeutics, Inc.*1	4,400	74,536
Rite Aid Corp.*	31,500	273,735
salesforce.com, Inc.*	34,180	2,283,566
Schlumberger Ltd.	8,570	715,081
ServiceNow, Inc.*	15,950	1,256,541
ServiceSource International, Inc.*	33,200	102,920
Sherwin-Williams Co.	4,400	1,251,800
Silicon Laboratories, Inc.*	5,000	253,850
Simon Property Group, Inc.	2,200	430,408
SM Energy Co.	5,100	263,568
Starbucks Corp.	21,450	2,031,315
Symantec Corp.	21,100	493,002
Thermo Fisher Scientific, Inc.	11,800	1,585,212
Time Warner Cable, Inc.	3,800	569,544
TJX Cos., Inc.	26,100	1,828,305
United Rentals, Inc.*	16,510	1,505,052
UnitedHealth Group, Inc.	3,100	366,699
US Bancorp	9,600	419,232
Vertex Pharmaceuticals, Inc.*	6,920	816,352
Viacom, Inc., Class B	15,400	1,051,820
Visa, Inc., Class A	30,280	1,980,615
VMware, Inc., Class A*	11,500	943,115
Walgreens Boots Alliance, Inc.	2,200	186,296
Walt Disney Co.	6,160	646,122
Wells Fargo & Co.	2,600	141,440
Yelp, Inc.*1	20,500	970,675
Yum! Brands, Inc.	7,900	621,888
Zimmer Holdings, Inc.	9,900	1,163,448
Total United States common stocks		98,483,618
Total common stocks (cost $212,111,170)		233,324,038

	Face amount
Bonds: 11.06%
Mortgage & agency debt securities: 0.14%
United States: 0.14%
Federal Home Loan Mortgage Corp. Gold Pools,[4]
# G00194, 7.500%, due 02/01/24	$22,349	24,982

UBS Global Allocation Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Face amount		Value
Bonds—(concluded)
Mortgage & agency debt securities—(concluded)
United States—(concluded)
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31		$590,230	$702,537
Total mortgage & agency debt securities (cost $637,221)			727,519

US government obligations: 4.33%
US Treasury Bonds,
2.750%, due 11/15/42		1,055,000	1,096,458
3.000%, due 11/15/44		550,000	602,637
3.625%, due 08/15/43		250,000	305,508
3.750%, due 11/15/43		575,000	718,301
5.250%, due 02/15/29		350,000	478,762
5.375%, due 02/15/31		340,000	483,119
6.250%, due 08/15/23		800,000	1,078,938
8.000%, due 11/15/21		2,385,000	3,333,223
US Treasury Notes,
0.750%, due 12/31/17		5,125,000	5,115,391
1.625%, due 12/31/19		4,800,000	4,861,123
1.625%, due 11/15/22		1,635,000	1,619,289
2.500%, due 04/30/15		75,000	75,135
3.125%, due 04/30/17[1]		2,600,000	2,735,892
Total US government obligations (cost $21,697,800)			22,503,776

Non-US government obligations: 6.59%
Australia: 0.73%
Commonwealth of Australia,
4.500%, due 04/21/33	AUD	2,060,000	1,969,941
6.250%, due 04/15/15		2,410,000	1,838,628
			3,808,569
Belgium: 0.32%
Kingdom of Belgium,
1.250%, due 06/22/18[3]	EUR	1,470,000	1,649,690

Finland: 0.34%
Government of Finland,
4.375%, due 07/04/19[3]		1,382,000	1,766,967

France: 0.36%
Government of France,
3.150%, due 07/25/32		206,428	376,537
3.750%, due 04/25/21		1,120,000	1,470,110
			1,846,647
Germany: 1.28%
Bundesobligation,
1.250%, due 10/14/16		700,000	769,889
Bundesrepublik Deutschland,
3.000%, due 07/04/20		2,310,000	2,891,175
3.250%, due 07/04/21		1,765,000	2,290,835
4.000%, due 01/04/37		390,000	717,906
			6,669,805
Ireland: 0.41%
Republic of Ireland,
5.400%, due 03/13/25		1,380,000	2,141,352

UBS Global Allocation Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Face amount		Value
Italy: 0.70%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/21[3]	EUR	1,601,410	$1,988,538
2.550%, due 09/15/41		682,931	1,087,307
4.250%, due 02/01/19[3]		470,000	579,375
			3,655,220
Netherlands: 0.31%
Kingdom of the Netherlands,
1.250%, due 01/15/18[2,3]		1,465,000	1,637,994

New Zealand: 0.36%
New Zealand Government Bond,
5.500%, due 04/15/23	NZD	2,170,000	1,879,993

Spain: 0.69%
Kingdom of Spain,
3.300%, due 07/30/16	EUR	570,000	639,462
3.750%, due 10/31/18[2]		920,000	1,108,877
4.200%, due 01/31/37		650,000	987,773
4.800%, due 01/31/24[2]		590,000	830,997
			3,567,109
United Kingdom: 1.09%
UK Gilts,
2.000%, due 01/22/16	GBP	1,350,000	2,028,918
3.750%, due 09/07/20		2,160,000	3,642,791
			5,671,709
Total Non-US government obligations (cost $37,751,549)			34,295,055
Total bonds (cost $60,086,570)			57,526,350

	Shares
Investment companies: 20.77%
iShares JP Morgan USD Emerging Markets Bond ETF[1]		223,100	25,013,972
UBS Emerging Markets Equity Relationship Fund*5		807,248	30,008,701
UBS Global Corporate Bond Relationship Fund*5		3,897,068	53,087,025
Total investment companies (cost $106,270,167)			108,109,698

	Number of rights
Rights: 0.02%
Philippines: 0.02%
GT Capital Holdings, Inc., expires 12/31/15* (cost $0)		3,715	111,215

	Shares
Short-term investment: 19.66%
Investment company: 19.66%
UBS Cash Management Prime Relationship Fund[5] (cost $102,338,390)	102,338,390		102,338,390

UBS Global Allocation Fund

Portfolio of investments – March 31, 2015 (Unaudited)

	Number of contracts	Value
Options purchased: 1.43%
Call options: 0.76%
EURO STOXX 50 Index, strike @ EUR 3,550, expires June 2015	2,027	$3,962,389

Put options: 0.67%
S&P 500 Index, strike @ USD 1,700, expires December 2016	404	3,490,560
Total options purchased (cost $5,257,333)		7,452,949

	Shares
Investment of cash collateral from securities loaned: 6.42%
UBS Private Money Market Fund LLC[5] (cost $33,400,825)	33,400,825	33,400,825
Total investments: 104.19% (cost $519,464,455)		542,263,465
Liabilities, in excess of cash and other assets: (4.19)%		(21,822,051)
Net assets: 100.00%		$520,441,414

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$37,582,923
Gross unrealized depreciation	(14,783,913)
Net unrealized appreciation of investments	$22,799,010

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2015 (Unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	GBP	7,835,000	USD	11,607,600	06/18/15	$(8,667)
BB	USD	4,438,622	AUD	5,873,435	06/18/15	15,434
GSI	HUF	2,781,900,000	EUR	9,134,288	06/18/15	(107,002)
GSI	USD	9,532,931	HUF	2,781,900,000	06/18/15	406,197
HSBC	CHF	25,685,000	USD	25,622,737	06/18/15	(892,378)
HSBC	USD	18,822,512	MXN	293,970,000	06/18/15	348,600
JPMCB	CNY	22,645,000	USD	3,625,811	06/18/15	4,427
JPMCB	HKD	14,090,000	USD	1,814,030	06/18/15	(3,162)
JPMCB	IDR	30,222,300,000	USD	2,236,204	06/18/15	(32,705)
JPMCB	ILS	13,560,000	USD	3,379,734	06/18/15	(28,484)
JPMCB	KRW	25,696,000,000	USD	22,842,919	06/18/15	(261,099)
JPMCB	MYR	76,495,000	USD	20,608,044	06/18/15	91,854
JPMCB	NOK	10,910,000	USD	1,336,446	06/18/15	(15,020)
JPMCB	RUB	99,409,826	USD	1,567,484	06/18/15	(86,854)
JPMCB	TWD	94,800,000	USD	3,002,090	06/18/15	(28,412)
JPMCB	USD	1,293,709	CAD	1,650,000	06/18/15	7,689
JPMCB	USD	17,330,445	INR	1,100,050,000	06/18/15	(44,532)
JPMCB	USD	4,254,456	JPY	515,900,000	06/18/15	51,751
JPMCB	USD	11,355,435	PHP	503,500,000	06/18/15	(142,161)
JPMCB	USD	1,101,521	PLN	4,335,000	06/18/15	39,475
JPMCB	USD	2,899,726	SEK	25,030,000	06/18/15	10,227
JPMCB	USD	3,493,641	SGD	4,865,000	06/18/15	44,480
SSB	AUD	10,910,000	USD	8,308,500	06/18/15	35,018
SSB	EUR	14,975,000	USD	15,895,933	06/18/15	(223,122)
SSB	NZD	56,555,000	USD	41,107,285	06/18/15	(856,182)
Net unrealized depreciation on forward foreign currency contracts						$(1,674,628)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 322 contracts (USD)	June 2015	$53,440,685	$54,699,750	$1,259,065
US Treasury futures sell contracts:
2 Year US Treasury Notes, 249 contracts (USD)	June 2015	(54,382,930)	(54,569,907)	(186,977)
5 Year US Treasury Notes, 847 contracts (USD)	June 2015	(100,805,400)	(101,818,664)	(1,013,264)
10 Year US Treasury Notes, 248 contracts (USD)	June 2015	(31,551,488)	(31,968,750)	(417,262)
Index futures buy contracts:
Hong Kong Hang Seng Index, 203 contracts (HKD)	April 2015	15,925,935	16,223,386	297,451
KOSPI 200 Index, 93 contracts (KRW)	June 2015	10,742,024	10,771,959	29,935
S&P 500 Index, 510 contracts (USD)	June 2015	52,072,148	52,550,401	478,253
TOPIX Index, 130 contracts (JPY)	June 2015	16,531,426	16,692,495	161,069
Index futures sell contracts:
DAX Index, 17 contracts (EUR)	June 2015	(5,569,098)	(5,467,128)	101,970
EURO STOXX 50 Index, 336 contracts (EUR)	June 2015	(12,868,974)	(13,084,674)	(215,700)
FTSE China A50 Index, 1,455 contracts (USD)	April 2015	(17,226,943)	(17,307,225)	(80,282)
Mini MSCI Emerging Markets Index, 220 contracts (USD)	June 2015	(10,185,340)	(10,696,400)	(511,060)
Interest rate futures buy contracts:
Australian Government 3 Year Bond, 720 contracts (AUD)	June 2015	61,423,356	61,775,901	352,545
Euro-BTP, 75 contracts (EUR)	June 2015	11,216,702	11,336,898	120,196
Euro-OAT, 79 contracts (EUR)	June 2015	13,063,681	13,255,628	191,947
Long Gilt, 85 contracts (GBP)	June 2015	14,946,624	15,225,246	278,622
Interest rate futures sell contracts:
Japanese Government 10 Year Bond, 22 contracts (JPY)	June 2015	(26,993,271)	(27,004,961)	(11,690)
Net unrealized appreciation on futures contracts				$834,818

UBS Global Allocation Fund

Portfolio of investments – March 31, 2015 (Unaudited)

Centrally cleared credit default swaps on credit indices—sell protection6

Referenced Index[7]	Notional amount		Termination date	Payments received by the Fund[8]	Value	Unrealized appreciation	Credit spread[9]
CDX.NA.HY. Series 23 Index	USD	26,500,000	12/20/19	5.000%	$2,167,877	$507,391	0.031%

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$114,718,389	$118,605,649	$—	$233,324,038
Mortgage & agency debt securities	—	727,519	—	727,519
US government obligations	—	22,503,776	—	22,503,776
Non-US government obligations	—	34,295,055	—	34,295,055
Investment companies	25,013,972	83,095,726	—	108,109,698
Rights	—	111,215	—	111,215
Short-term investment	—	102,338,390	—	102,338,390
Investment of cash collateral from securities loaned	—	33,400,825	—	33,400,825
Options purchased	7,452,949	—	—	7,452,949
Forward foreign currency contracts	—	1,055,152	—	1,055,152
Futures contracts	2,680,628	590,425	—	3,271,053
Swap agreements	—	2,167,877	—	2,167,877
Total	$149,865,938	$398,891,609	$—	$548,757,547

Liabilities
Forward foreign currency contracts	$—	$(2,729,780)	$—	$(2,729,780)
Futures contracts	(2,220,535)	(215,700)	—	(2,436,235)
Total	$(2,220,535)	$(2,945,480)	$—	$(5,166,015)

At March 31, 2015, $118,980,374 of common stocks and futures contracts, net were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2015.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $4,259,160 or 0.82% of net assets.

3

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2015, the value of these securities amounted to $7,724,652 or 1.48% of net assets.

4

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2015 (Unaudited)

5	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/14	03/31/15	03/31/15	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$155,168,975	$126,954,150	$179,784,735	$—	$—	$102,338,390	$90,813
UBS Private Money Market Fund LLC[a]	22,940,033	261,672,944	251,212,152	—	—	33,400,825	1,753
UBS Emerging Markets Equity Relationship Fund	38,619,219	—	8,000,000	2,726,118	(3,336,636)	30,008,701	—
UBS Global Corporate Bond Relationship Fund	14,705,474	42,500,000	5,000,000	509,958	371,593	53,087,025	—
UBS High Yield Relationship Fund	18,510,237	—	18,224,818	1,640,802	(1,926,221)	—	—
	$249,943,938	$431,127,094	$462,221,705	$4,876,878	$(4,891,264)	$218,834,941	$92,566

a The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

6

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the underlying securities comprising the referenced index.

7	Payments to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index.
8	Payments received are based on the notional amount.
9

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Multi-Asset Income Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2015

Common stocks
Capital markets	1.79%
Real estate investment trust (REIT)	4.86
Real estate management & development	1.17
Total common stocks	7.82%
Bonds
Commercial mortgage-backed securities	2.09
Mortgage & agency debt securities	3.80
US government obligations	11.12
Total bonds	17.01%
Investment companies
HICL Infrastructure Co., Ltd.	2.36
iShares Core S&P 500 ETF	10.13
iShares iBoxx $ High Yield Corporate Bond ETF	16.74
iShares iBoxx $ Investment Grade Corporate Bond ETF	13.09
iShares JP Morgan USD Emerging Markets Bond ETF	6.04
iShares MSCI EAFE ETF	6.24
iShares Select Dividend Fund	10.04
SPDR Barclays Short Term High Yield Bond ETF	3.80
WisdomTree Emerging Markets Equity Income Fund	4.86
Total investment companies	73.30%
Short-term investments	2.58
Total investments	100.71%
Liabilities, in excess of cash and other assets	(0.71)
Net assets	100.00%

1 Figures represent the direct investments of UBS Multi-Asset Income Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 7.82%
Australia: 0.35%
BWP Trust	450	$1,027
Dexus Property Group	790	4,548
Federation Centres	1,678	3,873
Goodman Group	1,530	7,367
GPT Group	1,599	5,554
Investa Office Fund	764	2,264
Mirvac Group	3,436	5,246
Novion Property Group	2,298	4,378
Scentre Group	4,676	13,284
Stockland	2,181	7,452
Westfield Corp.	1,762	12,769
Total Australia common stocks		67,762

Austria: 0.01%
CA Immobilien Anlagen AG*	113	2,115

Belgium: 0.01%
Aedifica SA	11	740
Cofinimmo SA	17	1,993
Total Belgium common stocks		2,733

Canada: 0.19%
Allied Properties REIT	102	3,244
Artis REIT	188	2,224
Calloway REIT	134	3,079
Canadian Apartment Properties REIT	93	2,144
Canadian REIT	105	3,856
Chartwell Retirement Residences	258	2,518
Cominar REIT	175	2,651
Dream Office Real Estate Investment Trust	137	2,850
H&R REIT	247	4,550
Killam Properties, Inc.	156	1,361
RioCan REIT	313	7,159
Total Canada common stocks		35,636

China: 0.33%
Champion REIT	3,000	1,428
Hang Lung Properties Ltd.	2,000	5,619
Hongkong Land Holdings Ltd.	1,000	7,551
Hysan Development Co., Ltd.	1,030	4,515
Kerry Properties Ltd.	1,000	3,471
Link REIT	2,100	12,955
New World Development Co., Ltd.	4,778	5,539
Sino Land Co., Ltd.	2,317	3,778
Swire Properties Ltd.	1,400	4,547
Wharf Holdings Ltd.	2,000	13,962
Total China common stocks		63,365

Finland: 0.02%
Citycon Oyj*	387	1,256
Sponda Oyj	421	1,807
Total Finland common stocks		3,063

France: 0.22%
Fonciere Des Regions	34	3,367
Gecina SA	26	3,517
ICADE	42	3,794
Klepierre	162	7,955
Unibail-Rodamco SE	87	23,493
Total France common stocks		42,126

Germany: 0.13%
Deutsche Annington Immobilien SE	179	6,032
Deutsche Euroshop AG	62	3,079
Deutsche Wohnen AG	288	7,366
LEG Immobilien AG*	69	5,474
TAG Immobilien AG	176	2,427
Total Germany common stocks		24,378

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Hong Kong: 0.08%
Sun Hung Kai Properties Ltd.	1,000	$15,420

Israel: 0.01%
Azrieli Group	48	1,975

Italy: 0.01%
Beni Stabili SpA	1,813	1,421

Japan: 0.68%
Advance Residence Investment Corp.	2	4,797
Aeon Mall Co., Ltd.	160	3,168
Frontier Real Estate Investment Corp.	1	4,755
GLP J-REIT	2	2,071
Hulic Co., Ltd.	400	4,494
Japan Excellent, Inc.	2	2,610
Japan Hotel REIT Investment Corp.	3	2,134
Japan Prime Realty Investment Corp.	1	3,444
Japan Real Estate Investment Corp.	1	4,704
Japan Retail Fund Investment Corp.	3	5,961
Kenedix Office Investment Corp.	1	5,487
Mitsubishi Estate Co., Ltd.	1,000	23,192
Mitsui Fudosan Co., Ltd.	1,000	29,368
Mori Hills REIT Investment Corp.	2	2,821
Mori Trust Sogo Reit, Inc.	1	2,070
Nippon Accommodations Fund, Inc.	1	3,797
Nippon Building Fund, Inc.	1	4,913
Nippon Prologis REIT, Inc.	2	4,403
Nomura Real Estate Holdings, Inc.	100	1,801
Nomura Real Estate Master Fund, Inc.	2	2,485
NTT Urban Development Corp.	100	999
Orix JREIT, Inc.	3	4,297
Tokyu REIT, Inc.	1	1,296
United Urban Investment Corp.	3	4,677
Total Japan common stocks		129,744

Netherlands: 0.03%
Eurocommercial Properties NV CVA	67	3,071
NSI NV	119	535
Wereldhave NV	30	2,016
Total Netherlands common stocks		5,622

New Zealand: 0.00%[1]
Kiwi Property Group Ltd.	1,026	993

Norway: 0.00%[1]
Norwegian Property ASA*	316	408

Singapore: 0.18%
Ascendas REIT	2,300	4,338
CapitaCommercial Trust	2,000	2,574
CapitaLand Ltd.	3,000	7,820
CapitaMall Trust	3,000	4,803
Global Logistic Properties Ltd.	3,200	6,176
Keppel Land Ltd.	450	1,457
Mapletree Commercial Trust	2,000	2,332
Mapletree Industrial Trust	1,112	1,279
Mapletree Logistics Trust	1,796	1,630
Suntec REIT	2,200	2,971
Total Singapore common stocks		35,380

Spain: 0.01%
Inmobiliaria Colonial SA*	2,044	1,380

Sweden: 0.06%
Castellum AB	206	3,113
Fabege AB	174	2,493

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks—(continued)
Sweden—(concluded)
Fastighets AB Balder, Class B*	161	$2,721
Kungsleden AB	191	1,477
Wallenstam AB, Class B	83	1,371
Wihlborgs Fastigheter AB	74	1,431
Total Sweden common stocks		12,606

Switzerland: 0.07%
Allreal Holding AG*	10	1,461
Mobimo Holding AG*	7	1,652
PSP Swiss Property AG*	55	5,183
Swiss Prime Site AG*	52	4,515
Total Switzerland common stocks		12,811

United Kingdom: 2.17%
Big Yellow Group PLC	193	1,854
British Land Co., PLC	878	10,821
Capital & Counties Properties PLC	755	4,481
Daejan Holdings PLC	16	1,399
Derwent London PLC	78	3,953
Development Securities PLC	121	415
F&C Commercial Property Trust Ltd.	244	495
Grainger PLC	535	1,634
Great Portland Estates PLC	316	3,797
Hammerson PLC	684	6,736
Helical Bar PLC	236	1,381
Intu Properties PLC	703	3,624
John Laing Infrastructure Fund Ltd.	183,528	343,288
Land Securities Group PLC	717	13,311
Londonmetric Property PLC	815	1,955
MedicX Fund Ltd.	518	652
Picton Property Income Ltd.	868	924
Primary Health Properties PLC	248	1,487
Quintain Estates & Development PLC*	989	1,388
Schroder REIT	896	827
Segro PLC	618	3,816
Shaftesbury PLC	212	2,608
ST Modwen Properties PLC	256	1,685
Unite Group PLC	265	2,299
Workspace Group PLC	167	2,112
Total United Kingdom common stocks		416,942

United States: 3.25%
Acadia Realty Trust	40	1,395
Agree Realty Corp.	49	1,616
Alexander’s, Inc.	5	2,283
Alexandria Real Estate Equities, Inc.	72	7,059
American Assets Trust, Inc.	44	1,904
American Campus Communities, Inc.	98	4,201
American Homes 4 Rent, Class A	166	2,747
American Realty Capital Properties, Inc.	822	8,097
Apartment Investment & Management Co., Class A	130	5,117
Ashford Hospitality Trust, Inc.	100	962
AvalonBay Communities, Inc.	119	20,736
BioMed Realty Trust, Inc.	172	3,898
Boston Properties, Inc.	137	19,246
Brandywine Realty Trust	149	2,381
Brixmor Property Group, Inc.	94	2,496
Camden Property Trust	85	6,641
CBL & Associates Properties, Inc.	158	3,128
Chambers Street Properties	333	2,624
Chesapeake Lodging Trust	79	2,673
Corporate Office Properties Trust	111	3,261
Cousins Properties, Inc.	246	2,608

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
CubeSmart	132	$3,188
DCT Industrial Trust, Inc.	115	3,986
DDR Corp.	286	5,325
DiamondRock Hospitality Co.	181	2,558
Digital Realty Trust, Inc.	136	8,971
Douglas Emmett, Inc.	127	3,786
Duke Realty Corp.	316	6,879
DuPont Fabros Technology, Inc.	58	1,895
EastGroup Properties, Inc.	32	1,925
Empire State Realty Trust, Inc., Class A	100	1,881
EPR Properties	46	2,761
Equity Commonwealth	111	2,947
Equity LifeStyle Properties, Inc.	78	4,286
Equity Residential	319	24,837
Essex Property Trust, Inc.	58	13,334
Extra Space Storage, Inc.	106	7,162
Federal Realty Investment Trust	65	9,569
FelCor Lodging Trust, Inc.	171	1,965
First Industrial Realty Trust, Inc.	91	1,950
First Potomac Realty Trust	100	1,189
Forest City Enterprises, Inc., Class A*	208	5,308
General Growth Properties, Inc.	458	13,534
Government Properties Income Trust	76	1,737
HCP, Inc.	412	17,803
Health Care REIT, Inc.	297	22,976
Healthcare Realty Trust, Inc.	99	2,750
Hersha Hospitality Trust	200	1,294
Highwoods Properties, Inc.	79	3,617
Home Properties, Inc.	56	3,880
Hospitality Properties Trust	138	4,553
Host Hotels & Resorts, Inc.	687	13,864
Hudson Pacific Properties, Inc.	70	2,323
Kilroy Realty Corp.	78	5,941
Kimco Realty Corp.	365	9,800
Kite Realty Group Trust	59	1,662
LaSalle Hotel Properties	96	3,731
Lexington Realty Trust	221	2,172
Liberty Property Trust	140	4,998
LTC Properties, Inc.	58	2,668
Macerich Co.	149	12,565
Mack-Cali Realty Corp.	124	2,391
Mid-America Apartment Communities, Inc.	71	5,486
National Health Investors, Inc.	44	3,124
National Retail Properties, Inc.	123	5,039
New York REIT, Inc.	200	2,096
Omega Healthcare Investors, Inc.	109	4,422
Parkway Properties, Inc.	94	1,631
Pebblebrook Hotel Trust	64	2,980
Pennsylvania REIT	49	1,138
Piedmont Office Realty Trust, Inc., Class A	125	2,326
Post Properties, Inc.	53	3,017
Prologis, Inc.	442	19,254
PS Business Parks, Inc.	26	2,159
Public Storage	131	25,825
Ramco-Gershenson Properties Trust	113	2,102
Realty Income Corp.	199	10,268
Regency Centers Corp.	90	6,124
Retail Properties of America, Inc., Class A	227	3,639
RLJ Lodging Trust	124	3,882

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Shares	Value
Common stocks—(concluded)
United States—(concluded)
Sabra Health Care REIT, Inc.	62	$2,055
Saul Centers, Inc.	34	1,945
Senior Housing Properties Trust	194	4,305
Simon Property Group, Inc.	281	54,975
SL Green Realty Corp.	87	11,169
Sovran Self Storage, Inc.	31	2,912
Spirit Realty Capital, Inc.	378	4,566
STAG Industrial, Inc.	75	1,764
Strategic Hotels & Resorts, Inc.*	216	2,685
Sun Communities, Inc.	55	3,670
Sunstone Hotel Investors, Inc.	239	3,984
Tanger Factory Outlet Centers Inc.	124	4,361
Taubman Centers, Inc.	56	4,319
UDR, Inc.	257	8,746
Universal Health Realty Income Trust	33	1,856
Ventas, Inc.	289	21,103
Vornado Realty Trust	152	17,024
Washington REIT	39	1,078
Weingarten Realty Investors	89	3,202
WP Carey, Inc.	78	5,304
WP GLIMCHER, Inc.	141	2,345
Total United States common stocks		622,914

Venezuela: 0.01%
Warehouses De Pauw SCA[2]	26	2,068
Total common stocks (cost $1,313,832)		1,500,862

	Face amount
Bonds: 17.01%
Commercial mortgage-backed securities: 2.09%
United States: 2.09%
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.075%, due 07/15/31[3,4]	$100,000	99,971
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class D,
2.675%, due 10/15/29[3,4]	100,000	100,038
Series 2014-FL5, Class D,
3.672%, due 07/15/31[3,4]	100,000	100,529
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
2.672%, due 11/15/27[3,4]	100,000	100,468
Total commercial mortgage-backed securities (cost $400,143)		401,006

Mortgage & agency debt securities: 3.80%
United States: 3.80%
Federal Home Loan Mortgage Corp. Gold Pools,[5]
# Q20860, 3.500%, due 08/01/43	45,629	47,871
Federal Home Loan Mortgage Corp. REMIC, IO,[5]
3.000%, due 05/15/27	117,778	11,204
Federal National Mortgage Association Pools,[5]
3.000%, TBA	250,000	255,586
# AP0495, 3.500%, due 08/01/42	46,358	48,864
# AP3839, 3.500%, due 09/01/42	66,475	70,337

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2015 (unaudited)

	Face amount	Value
Government National Mortgage Association Pools,
# G2 779424, 4.000%, due 06/20/42	$54,777	$59,337
Government National Mortgage Association, IO,
Series 2013-22, Class IO,
3.000%, due 02/20/43	894,163	162,269
Series 2012-26, Class GI,
3.500%, due 02/20/27	665,166	74,292
Total mortgage & agency debt securities (cost $742,688)		729,760

US government obligations: 11.12%
US Treasury Bond,
3.000%, due 11/15/44	585,000	640,986
US Treasury Inflation Indexed Bond (TIPS),
3.875%, due 04/15/29	715,000	1,492,855
		2,133,841
Total US government obligations (cost $2,067,463)		2,133,841
Total bonds (cost $3,210,294)		3,264,607

	Shares
Investment companies: 73.30%
HICL Infrastructure Co., Ltd.	195,143	453,119
iShares Core S&P 500 ETF	9,350	1,943,211
iShares iBoxx $ High Yield Corporate Bond ETF	35,466	3,213,574
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,645	2,512,703
iShares JP Morgan USD Emerging Markets Bond ETF	10,332	1,158,424
iShares MSCI EAFE ETF	18,655	1,197,091
iShares Select Dividend Fund	24,725	1,927,066
SPDR Barclays Short Term High Yield Bond ETF	24,956	728,715
WisdomTree Emerging Markets Equity Income Fund	21,935	932,238
Total investment companies (cost $14,225,151)		14,066,141

Short-term investment: 2.58%
Investment company: 2.58%
UBS Cash Management Prime Relationship Fund[6] (cost $495,240)	495,240	495,240
Total investments: 100.71% (cost $19,244,517)		19,326,850
Liabilities, in excess of cash and other assets: (0.71)%		(136,588)
Net assets: 100.00%		$19,190,262

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$554,678
Gross unrealized depreciation	(472,345)
Net unrealized appreciation of investments	$82,333

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	195,400	USD	151,962	04/02/15	$3,136
JPMCB	AUD	195,400	USD	153,454	05/07/15	4,940
JPMCB	CHF	106,800	USD	112,642	04/02/15	2,742
JPMCB	CHF	106,800	USD	112,183	05/07/15	2,122
JPMCB	EUR	297,600	USD	336,748	04/02/15	16,754
JPMCB	EUR	297,600	USD	327,416	05/07/15	7,268
JPMCB	GBP	806,800	USD	1,239,004	04/02/15	42,197
JPMCB	GBP	736,200	USD	1,099,515	05/07/15	7,704
JPMCB	HKD	1,069,200	USD	137,841	04/02/15	(73)
JPMCB	HKD	834,300	USD	107,580	05/07/15	(25)
JPMCB	JPY	44,628,200	USD	374,987	04/02/15	2,884
JPMCB	JPY	44,628,200	USD	376,267	05/07/15	3,964
JPMCB	USD	153,765	AUD	195,400	04/02/15	(4,938)
JPMCB	USD	112,034	CHF	106,800	04/02/15	(2,135)
JPMCB	USD	327,267	EUR	297,600	04/02/15	(7,273)
JPMCB	USD	1,205,260	GBP	806,800	04/02/15	(8,453)
JPMCB	USD	137,882	HKD	1,069,200	04/02/15	32
JPMCB	USD	376,103	JPY	44,628,200	04/02/15	(3,999)
Net unrealized appreciation on forward foreign currency contracts						$66,847

Futures contracts

	Expiration date	Proceeds	Value	Unrealized depreciation
Index futures sell contracts:
E-mini S&P 500 Index, 6 contracts (USD)	June 2015	(616,922)	(618,241)	$(1,319)
Mini MSCI Emerging Markets Index, 13 contracts (USD)	June 2015	(601,861)	(632,060)	(30,199)
Net unrealized depreciation on futures contracts				$(31,518)

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$658,550	$842,312	$—	$1,500,862
Commercial mortgage-backed securities	—	401,006	—	401,006
Mortgage & agency debt securities	—	729,760	—	729,760
US government obligations	—	2,133,841	—	2,133,841
Investment companies	13,613,022	453,119	—	14,066,141
Short-term investment	—	495,240	—	495,240
Forward foreign currency contracts	—	93,743	—	93,743
Total	$14,271,572	$5,149,021	$—	$19,420,593

Liabilities
Forward foreign currency contracts	$—	$(26,896)	$—	$(26,896)
Futures contracts	(31,518)	—	—	(31,518)
Total	$(31,518)	$(26,896)	$—	$(58,414)

At March 31, 2015, $1,295,431 of common stocks and investment companies were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures.

	Mortgage & agency debt securities	Total
Assets
Beginning balance	$233,714	$233,714
Purchases	—	—
Issuances	—	—
Sales	(97,525)	(97,525)
Accrued discounts (premiums)	(28,977)	(28,977)
Total realized gain	(34,220)	(34,220)
Change in net unrealized appreciation/depreciation	1,300	1,300
Transfers into Level 3	(74,292)	(74,292)
Transfers out of Level 3[7]	—	—
Ending balance	$—	$—

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2015 was $1,300.

Portfolio footnotes

*	Non-income producing security.
1	Amount represents less than 0.005%.
2	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2015, the value of this security amounted to $2,068 or 0.01% of net assets.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $401,006 or 2.09% of net assets.

4	Variable or floating rate security—The interest rate shown is the current rate as of March 31, 2015 and changes periodically.
5

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

6	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/14	03/31/2015	03/31/2015	03/31/2015	03/31/2015
UBS Cash Management Prime Relationship Fund	$1,554,008	$5,755,842	$6,814,610	$495,240	$368

7

Transfers out of Level 3 represent the value at the end of period. At March 31, 2015, securities were transferred from Level 3 to Level 2 based on unobservable inputs from an established pricing source.

Portfolio acronyms

ADR	American Depositary Receipt
BA	Canadian Bankers’ Acceptance Rate
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CDO	Collateralized Debt Obligations
CLO	Collateralized Loan Obligations
COP	Certificate of Participation
CVA	Dutch Certification—Depositary Certificate
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FDIC	Federal Deposit Insurance Co.
FGIC	Financial Guaranty Insurance Company
GDR	Global Depositary Receipt
GE	General Electric
GO	General Obligation
GS	Goldman Sachs
IO

Interest only—This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydown. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

LIBOR	London Interbank Offered Rate
PJSC	Private Joint Stock Company
PO

Principal only security—This security entitles the holder to receive principal paymentsfrom an underlying pool of assetsor on the security itself. In the case of asset-backed securities, high prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SDR	Special Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations

BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSFB	Credit Suisse First Boston
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank NA
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co., Inc.
MSCI	Morgan Stanley & Co. International PLC
SSB	State Street Bank

Currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share will be calculated as of the time trading was halted.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect asset management subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, investments of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2014.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 29, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	May 29, 2015